Document and Entity Information	6 Months Ended
Apr. 30, 2013
Entity Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Apr 30, 2013
Trading Symbol	ZQK
Entity Registrant Name	QUIKSILVER INC
Entity Central Index Key	0000805305
Entity Filer Category	Accelerated Filer

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenues, net	$ 458,748	$ 492,213	$ 889,766	$ 941,834	$ 2,013,239	$ 1,953,061	$ 1,837,620
Cost of goods sold	247,612	250,064	458,923	471,735	1,032,893	929,227	870,372
Gross profit	211,136	242,149	430,843	470,099	980,346	1,023,834	967,248
Selling, general and administrative expense	218,204	224,010	443,463	454,425	916,144	895,949	832,066
Asset impairments	5,332	415	8,500	415	7,234	86,373	11,657
Operating (loss)/income	(12,400)	17,724	(21,120)	15,259	56,968	41,512	123,525
Interest expense	15,289	15,585	30,796	30,630	60,823	73,808	114,109
Foreign currency gain	(2,618)	(609)	555	(2,459)	(1,669)	(111)	(5,917)
(Loss)/income before provision (benefit) for income taxes					(2,186)	(32,185)	15,333
(Loss)/income before provision for income taxes	(25,071)	2,748	(52,471)	(12,912)
Provision for income taxes	7,147	7,155	10,371	12,405	7,557	(14,315)	23,433
(Loss)/income from continuing operations					(9,743)	(17,870)	(8,100)
Income from discontinued operations, net of tax							1,830
Net (loss)/income	(32,218)	(4,407)	(62,842)	(25,317)	(9,743)	(17,870)	(6,270)
Less: Net income attributable to non-controlling interest	(177)	(713)	(682)	(2,408)	(1,013)	(3,388)	(3,414)
Net loss attributable to Quiksilver, Inc.	(32,395)	(5,120)	(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Loss per share from continuing operations attributable to Quiksilver, Inc.					$ (0.07)	$ (0.13)	$ (0.09)
Net loss per share attributable to Quiksilver, Inc., basic and diluted	$ (0.19)	$ (0.03)	$ (0.38)	$ (0.17)
Income per share from discontinued operations attributable to Quiksilver, Inc.							$ 0.01
Weighted average common shares outstanding, basic and diluted	166,815	163,953	166,282	163,655
Net loss per share attributable to Quiksilver, Inc.					$ (0.07)	$ (0.13)	$ (0.07)
Loss per share from continuing operations attributable to Quiksilver, Inc., assuming dilution					$ (0.07)	$ (0.13)	$ (0.09)
Income per share from discontinued operations attributable to Quiksilver, Inc., assuming dilution							$ 0.01
Net loss per share attributable to Quiksilver, Inc., assuming dilution		$ (0.03)			$ (0.07)	$ (0.13)	$ (0.07)
Weighted average common shares outstanding	166,815	163,953	166,282	163,655	164,245	162,430	135,334
Weighted average common shares outstanding, assuming dilution	166,815	163,953	166,282	163,655	164,245	162,430	135,334
Amounts attributable to Quiksilver, Inc.:
Loss from continuing operations					(10,756)	(21,258)	(11,514)
Income from discontinued operations, net of tax							1,830
Net loss attributable to Quiksilver, Inc.	$ (32,395)	$ (5,120)	$ (63,524)	$ (27,725)	$ (10,756)	$ (21,258)	$ (9,684)

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Net loss	$ (32,218)	$ (4,407)	$ (62,842)	$ (25,317)	$ (9,743)	$ (17,870)	$ (6,270)
Other comprehensive (loss)/income:
Foreign currency translation adjustment	(18,302)	1,653	(6,544)	(32,051)	(43,574)	9,295	2,984
Net unrealized gain/(loss) on derivative instruments	1,579	(2,924)	(2,069)	11,020	13,859	(6,850)	15,302
Comprehensive (loss)/income	(48,941)	(5,678)	(71,455)	(46,348)	(39,458)	(15,425)	12,016
Comprehensive income attributable to non-controlling interest	(177)	(713)	(682)	(2,408)	(1,013)	(3,388)	(3,414)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	$ (49,118)	$ (6,391)	$ (72,137)	$ (48,756)	$ (40,471)	$ (18,813)	$ 8,602

CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Tax on unrealized gain/(loss) on derivative instruments	$ (660)	$ 768	$ 968	$ (6,308)	$ 6,435	$ (3,089)	$ 7,334

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Current Assets:
Cash and cash equivalents	$ 47,893	$ 41,823	$ 109,753
Trade accounts receivable, net	375,336	433,743	397,089
Other receivables	31,933	32,818	23,190
Income taxes receivable			4,265
Inventories	366,304	344,746	347,757
Deferred income taxes short-term	25,696	26,368	32,808
Prepaid expenses and other current assets	33,457	26,371	25,429
Total current assets	880,619	905,869	940,291
Fixed assets, net	232,955	238,313	238,107
Intangible assets, net	138,749	139,449	138,143
Goodwill	272,764	273,167	268,589
Other assets	43,759	47,789	55,814
Deferred income taxes long-term	114,391	113,653	123,279
Total assets	1,683,237	1,718,240	1,764,223
Current Liabilities:
Lines of credit		18,147	18,335
Accounts payable	185,570	203,572	203,023
Accrued liabilities	102,480	114,891	132,944
Current portion of long-term debt	44,834	18,647	4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616	358,930
Long-term debt, net of current portion	769,108	721,175	724,723
Other long-term liabilities	34,958	38,213	57,948
Total liabilities	1,137,401	1,116,004	1,141,601
Commitments and contingencies-Note 9
Equity:
Preferred stock
Common stock	1,705	1,691	1,681
Additional paid-in capital	560,303	545,306	531,633
Treasury stock	(6,778)	(6,778)	(6,778)
Accumulated deficit	(106,845)	(43,321)	(32,565)
Accumulated other comprehensive income	77,799	86,412	116,127
Total Quiksilver, Inc. stockholders' equity	526,184	583,310	610,098
Non-controlling interest	19,652	18,926	12,524
Total Equity	545,836	602,236	622,622
Total liabilities and equity	$ 1,683,237	$ 1,718,240	$ 1,764,223

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Allowances for trade accounts receivable	$ 57,134	$ 59,132	$ 48,670
Fixed assets accumulated depreciation and amortization	$ 252,276	$ 233,441	$ 255,267
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	285,000,000	285,000,000	285,000,000
Common stock, shares issued	170,458,654	169,066,161	168,053,744
Treasury stock, shares	2,885,200	2,885,200	2,885,200

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Non-controlling Interest [Member]
Beginning Balance at Oct. 31, 2009	$ 464,033	$ 1,315	$ 368,285	$ (6,778)	$ (1,623)	$ 95,396	$ 7,438
Beginning balance, shares at Oct. 31, 2009		131,484,000
Exercise of stock options	2,737	7	2,730
Exercise of stock options, shares	713,062	713,000
Stock compensation expense	12,831		12,831
Restricted stock, shares		3,050,000
Restricted stock		31	(31)
Employee stock purchase plan, shares		509,000
Employee stock purchase plan	902	5	897
Common stock issued in debt-for-equity exchange, shares		31,111,000
Common stock issued in debt-for-equity exchange	132,250	311	131,939
Transactions with non-controlling interest holders	(5,174)		(3,549)				(1,625)
Net loss and other comprehensive (loss)/income	12,016				(9,684)	18,286	3,414
Ending balance at Oct. 31, 2010	619,595	1,669	513,102	(6,778)	(11,307)	113,682	9,227
Ending balance, shares at Oct. 31, 2010		166,867,000
Exercise of stock options	2,964	8	2,956
Exercise of stock options, shares	757,538	756,000
Stock compensation expense	14,414		14,414
Restricted stock, shares		120,000
Restricted stock		1	(1)
Employee stock purchase plan, shares		311,000
Employee stock purchase plan	1,165	3	1,162
Transactions with non-controlling interest holders	(91)						(91)
Net loss and other comprehensive (loss)/income	(15,425)				(21,258)	2,445	3,388
Ending balance at Oct. 31, 2011	622,622	1,681	531,633	(6,778)	(32,565)	116,127	12,524
Ending balance, shares at Oct. 31, 2011		168,054,000
Exercise of stock options	1,127	5	1,122
Exercise of stock options, shares	506,329	506,000
Stock compensation expense	22,552		22,552
Restricted stock, shares		45,000
Employee stock purchase plan, shares		461,000
Employee stock purchase plan	1,114	5	1,109
Transactions with non-controlling interest holders	(17,585)		(11,110)				(6,475)
Business acquisitions	11,864						11,864
Net loss and other comprehensive (loss)/income	(39,458)				(10,756)	(29,715)	1,013
Ending balance at Oct. 31, 2012	$ 602,236	$ 1,691	$ 545,306	$ (6,778)	$ (43,321)	$ 86,412	$ 18,926
Ending balance, shares at Oct. 31, 2012		169,066,000

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Cash flows from operating activities:
Net loss	$ (62,842)	$ (25,317)	$ (9,743)	$ (17,870)	$ (6,270)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Income from discontinued operations					(1,830)
Depreciation and amortization	25,027	27,125	53,232	55,259	53,861
Stock-based compensation	11,223	12,400	22,552	14,414	12,831
Provision for doubtful accounts	3,528	419	4,594	8,732	15,307
Loss (gain) on disposal of fixed assets	29	62	(6,366)	(5,822)	(464)
Foreign currency (gain)/loss	(297)	(774)	(133)	156	(3,078)
Asset impairments	8,500	415	7,234	86,373	11,657
Non-cash interest expense	1,838	1,964	3,685	19,112	56,695
Equity in earnings	1,058	501	282	(355)	(524)
Deferred income taxes	184	9,295	(8,582)	(28,248)	8,029
Changes in operating assets and liabilities, net of the effects from business acquisitions:
Trade accounts receivable	56,585	17,711	(53,405)	(33,985)	39,846
Other receivables	(3,557)	3,345	(204)	13,827	(15,049)
Inventories	(22,103)	(18,522)	(4,978)	(70,706)	4,505
Prepaid expenses and other current assets	(8,897)	(8,361)	(5,069)	(4,799)	7,103
Other assets	3,543	(1,775)	1,752	(4,586)	8,958
Accounts payable	(17,814)	(9,646)	1,964	24,839	15,412
Accrued liabilities and other long-term liabilities	(14,514)	(16,608)	(5,260)	9,320	9,276
Income taxes payable	115	(9,916)	(15,094)	(11,512)	(16,568)
Cash (used in)/provided by operating activities of continuing operations			(13,539)	54,149	199,697
Cash provided by operating activities of discontinued operations					3,785
Net cash (used in)/provided by operating activities	(18,394)	(17,682)	(13,539)	54,149	203,482
Cash flows from investing activities:
Capital expenditures	(28,644)	(34,329)	(66,081)	(89,590)	(47,797)
Business acquisitions, net of acquired cash		(9,117)	(9,117)	(5,578)
Proceeds from the sale of properties and equipment			8,198	12,546	4,662
Changes in restricted cash					52,706
Net cash (used in)/provided by investing activities	(28,644)	(43,446)	(67,000)	(82,622)	9,571
Cash flows from financing activities:
Borrowings on lines of credit	6,157	8,464	15,139	30,070	16,581
Payments on lines of credit	(8,860)	(12,326)	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	103,134	91,977	140,035	315,330	59,353
Payments on long-term debt	(45,702)	(47,356)	(112,841)	(284,676)	(220,566)
Stock option exercises and employee stock purchases	3,832	779	2,241	4,129	3,639
Purchase of non-controlling interest			(11,000)		(5,174)
Payments of debt and equity issuance costs				(6,391)	(9,573)
Net cash provided by financing activities	58,561	41,538	20,933	23,159	(182,761)
Effect of exchange rate changes on cash	(5,453)	(10,986)	(8,324)	(5,526)	(9,215)
Net (decrease)/increase in cash and cash equivalents	6,070	(30,576)	(67,930)	(10,840)	21,077
Cash and cash equivalents, beginning of period	41,823	109,753	109,753	120,593	99,516
Cash and cash equivalents, end of period	47,893	79,177	41,823	109,753	120,593
Cash paid during the period for:
Interest	28,828	26,558	54,788	47,055	54,023
Income taxes	8,126	14,002	25,733	20,356	15,916
Non-cash investing activities:
Capital expenditures accrued at period end	5,963	3,073	6,026	3,246	6,681
Common stock issued in debt-for-equityexchange					$ 132,250

Significant Accounting Policies	12 Months Ended
Oct. 31, 2012
Significant Accounting Policies

Note 1—Significant Accounting Policies

Company Business

Quiksilver, Inc. and its subsidiaries (the “Company”) design, develop and distribute branded apparel, footwear, accessories and related products. The Company’s apparel and footwear brands represent a casual lifestyle for young-minded people that connect with its boardriding culture and heritage. The Company’s Quiksilver, Roxy, DC, Lib Tech and Hawk brands are synonymous with the heritage and culture of surfing, skateboarding and snowboarding. The Company makes snowboarding equipment under its DC, Roxy, Lib Technologies and Gnu labels. The Company’s products are sold in over 90 countries in a wide range of distribution channels, including surf shops, skate shops, snow shops, its proprietary concept stores, other specialty stores and select department stores. Distribution is primarily in the United States, Europe and Australia.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Quiksilver, Inc. and subsidiaries, including QS Wholesale, Inc. and subsidiaries (“Quiksilver Americas”), Pilot, SAS and subsidiaries (“Quiksilver EMEA”) and Quiksilver Australia Pty Ltd. and subsidiaries (“Quiksilver APAC”). Intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. References to any particular fiscal year refer to the year ended October 31 of that year (for example, “fiscal 2012” refers to the year ended October 31, 2012).

Cash Equivalents

Certificates of deposit and highly liquid short-term investments purchased with original maturities of three months or less are considered cash equivalents. Carrying values approximate fair value.

Inventories

Inventories are valued at the lower of cost (first-in, first-out and moving average, depending on entity) or market. Management regularly reviews the inventory quantities on hand and adjusts inventory values for excess and obsolete inventory based primarily on estimated forecasts of product demand and market value.

Fixed Assets

Furniture and other equipment, computer equipment, manufacturing equipment and buildings are recorded at cost and depreciated on a straight-line basis over their estimated useful lives, which generally range from two to twenty years. Leasehold improvements are recorded at cost and amortized over their estimated useful lives or related lease term, whichever is shorter. Land use rights for certain leased retail locations are amortized to estimated residual value.

Long-Lived Assets

The Company accounts for the impairment and disposition of long-lived assets in accordance with Accounting Standards Codification (“ASC”) 360, “Property, Plant, and Equipment.” In accordance with ASC 360, management assesses potential impairments of its long-lived assets whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss is recognized when the carrying value exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The Company recorded approximately $7 million in fixed asset impairments related to its retail stores during fiscal 2012 and $12 million in each of fiscal 2011 and 2010, respectively, to write-down the carrying value to their estimated fair values. Fair value is determined using a discounted cash flow model which requires “Level 3” inputs, as defined in ASC 820, “Fair Value Measurements and Disclosures.” On an individual retail store basis, these inputs typically include annual revenue growth assumptions ranging from (15)% to 20% per year depending upon the location, life cycle and current economics of a specific store, as well as modest gross margin and expense improvement assumptions. The impairment charges reduced the carrying amounts of the respective long-lived assets as follows:

	Year Ended October 31,
In thousands	2012	2011	2010
Carrying value of long-lived assets	$7,933	$13,592	$14,865
Less: Impairment charges	(7,234)	(12,228)	(11,657)

Fair value of long-lived assets	$699	$1,364	$3,208

Goodwill and Intangible Assets

The Company accounts for goodwill and intangible assets in accordance with ASC 350, “Intangibles—Goodwill and Other.” Under ASC 350, goodwill and intangible assets with indefinite lives are not amortized but are tested for impairment annually and also in the event of an impairment indicator. The annual impairment test is a fair value test as prescribed by ASC 350 which includes assumptions such as projected annual revenue growth ranging from 0% to 8% per year, annual gross margin improvements ranging from 0 to 230 basis points per year, and SG&A expense improvements ranging from 0 to 310 basis points per year as a percentage of net revenues, and discount rates. No goodwill impairments were recorded in fiscal 2012. However, due to the natural disasters that occurred in the Company’s APAC reporting unit during the first half of fiscal 2011 and their resulting impact on the Company’s business, the Company recorded a goodwill impairment charge of approximately $74 million in fiscal 2011.

As of October 31, 2012, the fair value of the Americas reporting unit substantially exceeded its carrying value. The fair values of the EMEA and APAC reporting units exceeded their carrying values by 6% and 5%, respectively. Goodwill amounted to $191 million for EMEA and $6 million for APAC as of October 31, 2012. Based on the uncertainty of future revenue growth rates, gross profit and expense performance, and other assumptions used to estimate goodwill recoverability in the Company’s reporting units, future reductions in the Company’s expected cash flows for a reporting unit as a result of any variation between projected and actual results could cause a material impairment of goodwill.

Revenue Recognition

Revenues are recognized upon the transfer of title and risk of ownership to customers. Allowances for estimated returns and doubtful accounts are provided when revenues are recorded. Returns and allowances are reported as reductions in revenues, whereas allowances for bad debts are reported as a component of selling, general and administrative expense. Royalty income is recorded as earned. The Company performs ongoing credit evaluations of its customers and generally does not require collateral.

Revenues in the Consolidated Statements of Operations include the following:

	Year Ended October 31,
In thousands	2012	2011	2010
Product sales, net	$1,993,668	$1,926,941	$1,825,807
Royalty income	19,571	26,120	11,813

	$2,013,239	$1,953,061	$1,837,620

Promotion and Advertising

The Company’s promotion and advertising efforts include athlete sponsorships, world-class boardriding contests, websites, magazine advertisements, retail signage, television programs, co-branded products, surf camps, social media and other events. For fiscal 2012, 2011 and 2010, these expenses totaled $111 million, $124 million and $107 million, respectively. Advertising costs are expensed when incurred.

Income Taxes

The Company accounts for income taxes using the asset and liability approach as promulgated by the authoritative guidance included in ASC 740, “Income Taxes.” Deferred income tax assets and liabilities are established for temporary differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities at tax rates expected to be in effect when such assets or liabilities are realized or settled. Deferred income tax assets are reduced by a valuation allowance if, in the judgment of the Company’s management, it is more likely than not that such assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in the financial statements. This guidance provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the tax position. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of its provision for income taxes. The application of this guidance can create significant variability in the effective tax rate from period to period based upon changes in or adjustments to the Company’s uncertain tax positions.

Stock-Based Compensation Expense

The Company recognizes compensation expense for all stock-based payments net of an estimated forfeiture rate and only recognizes compensation cost for those shares expected to vest using the graded vested method over the requisite service period of the award. For option valuations, the Company determines the fair value at the grant date using the Black-Scholes option-pricing model which requires the input of certain assumptions, including the expected life of the stock-based payment awards, stock price volatility and interest rates. For performance based equity awards with stock price contingencies, the Company determines the fair value using a Monte-Carlo simulation, which creates a normal distribution of future stock prices, which is then used to value the awards based on their individual terms.

Net Loss per Share

The Company reports basic and diluted earnings per share (“EPS”). Basic EPS is based on the weighted average number of shares outstanding during the period, while diluted EPS additionally includes the dilutive effect of the Company’s outstanding stock options, warrants and shares of restricted stock computed using the treasury stock method.

The table below sets forth the reconciliation of the denominator of each net loss per share calculation:

	Fiscal year ended October 31,
In thousands	2012	2011	2010
Shares used in computing basic net loss per share	164,245	162,430	135,334
Dilutive effect of stock options and restricted stock(1)	—	—	—
Dilutive effect of stock warrants(1)	—	—	—

Shares used in computing diluted net income per share	164,245	162,430	135,334

(1)

For fiscal 2012, 2011 and 2010, the shares used in computing diluted net loss per share do not include 3,103,000,4,887,000, and 4,099,000 dilutive stock options and shares of restricted stock, respectively, nor 11,559,000, 14,732,000, and 12,521,000 dilutive warrant shares respectively, as the effect is anti-dilutive given the Company’s loss. For fiscal 2012, 2011 and 2010, additional stock options outstanding of 10,559,000, 10,862,000, and 11,474,000, respectively, and additional warrant shares outstanding of 14,095,000, 10,922,000, and 13,133,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method.

Foreign Currency and Derivatives

The Company’s reporting currency is the U.S. dollar, while Quiksilver EMEA’s functional currency is primarily the euro, and Quiksilver APAC’s functional currencies are primarily the Australian dollar and the Japanese yen. Assets and liabilities of the Company denominated in foreign currencies are translated at the rate of exchange on the balance sheet date. Revenues and expenses are translated using the average exchange rate for the period.

Derivative financial instruments are recognized as either assets or liabilities on the balance sheet and are measured at fair value. The accounting for changes in the fair value of a derivative depends on the use and type of the derivative. The Company’s derivative financial instruments principally consist of foreign currency exchange rate contracts, which the Company uses to manage its exposure to the risk of changes in foreign currency exchange rates. The Company’s objectives are to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative financial instruments for speculative or trading purposes.

Comprehensive Income or Loss

Comprehensive income or loss includes all changes in stockholders’ equity except those resulting from investments by, and distributions to, stockholders. Accordingly, the Company’s Consolidated Statements of Comprehensive Income/(Loss) include its net loss, the foreign currency adjustments that arise from the translation of the financial statements of Quiksilver EMEA, Quiksilver APAC and the foreign entities within the Americas segment into U.S. dollars, and fair value gains and losses on certain derivative instruments.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The carrying value of the Company’s trade accounts receivable and accounts payable approximates fair value due to their short-term nature. For fair value disclosures related to the Company’s cash and debt, see the section above entitled, “Cash Equivalents” and note 7, respectively.

New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-05, “Presentation of Comprehensive Income.” ASU 2011-05 requires the components of net income and other comprehensive income to be either presented in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. An entity is also required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This new guidance is effective for the Company beginning November 1, 2012 and requires retrospective application. As this guidance only amends the presentation of the components of comprehensive income, the adoption will not have an impact on the Company’s consolidated financial position or results of operations.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment.” ASU 2011-08 allows entities testing goodwill for impairment the option of performing a qualitative assessment to determine the likelihood of goodwill impairment and whether it is necessary to perform the two-step impairment test currently required. The updated guidance is effective for the Company on November 1, 2012, however early adoption is permitted. Based on the Company’s evaluation of this ASU, the adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

Basis of Presentation	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Basis of Presentation

1. Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statement presentation.

Quiksilver, Inc. and its subsidiaries (the “Company”) has included all adjustments, consisting only of normal and recurring adjustments, necessary for a fair presentation of the results of operations for the second quarter (three months) ended April 30, 2013 and 2012 and for the first half (six months) ended April 30, 2013 and 2012. References to any particular fiscal year refer to the year ended October 31 of that year (for example, “fiscal 2013” refers to the year ending October 31, 2013). The condensed consolidated financial statements and notes thereto should be read in conjunction with the audited financial statements and notes for the fiscal year ended October 31, 2012 included in the Company’s most recent Annual Report on Form 10-K. Interim results are not necessarily indicative of results for the full year.

Company Business

Quiksilver, Inc. and its subsidiaries (the “Company”) design, develop and distribute branded apparel, footwear, accessories and related products. The Company’s apparel and footwear brands represent a casual lifestyle for young-minded people that connect with its boardriding culture and heritage. The Company’s Quiksilver, Roxy, DC, Lib Tech and Hawk brands are synonymous with the heritage and culture of surfing, skateboarding and snowboarding. The Company makes snowboarding equipment under its DC, Roxy, Lib Technologies and Gnu labels. The Company’s products are sold in over 90 countries in a wide range of distribution channels, including surf shops, skate shops, snow shops, its proprietary concept stores, other specialty stores and select department stores. Distribution is primarily in the United States, Europe and Australia.

Business Acquisitions	12 Months Ended
Oct. 31, 2012
Business Acquisitions

Note 2—Business Acquisitions

The Company paid cash of approximately $9 million during fiscal 2012 to expand its e-commerce business and $6 million during fiscal 2011 related to business acquisitions that are not considered material to consolidated results of operations.

Allowance for Doubtful Accounts	12 Months Ended
Oct. 31, 2012
Allowance for Doubtful Accounts

Note 3—Allowance for Doubtful Accounts

The allowance for doubtful accounts, which includes bad debts as well as sales returns and allowances, consisted of the following as of the dates indicated:

	Year Ended October 31,
In thousands	2012	2011	2010
Balance, beginning of year	$48,670	$48,043	$47,211
Provision for doubtful accounts	4,594	8,732	15,307
Deductions	(8,117)	(8,105)	(14,475)

Balance, end of year	$45,147	$48,670	$48,043

The provision for doubtful accounts represents charges to selling, general and administrative expense for estimated bad debts, whereas the provision for sales returns and allowances is reported as a reduction of revenues.

Inventories	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Inventories

5. Inventories

Inventories consist of the following:

In thousands	April 30, 2013	October 31, 2012
Raw materials	$6,603	$6,736
Work in-process	631	1,969
Finished goods	359,070	336,041

	$366,304	$344,746

Note 4—Inventories, net

Inventories consisted of the following as of the dates indicated:

	October 31,
In thousands	2012	2011
Raw materials	$6,736	$9,130
Work in process	1,969	2,647
Finished goods	336,041	335,980

	$344,746	$347,757

Fixed Assets, net	12 Months Ended
Oct. 31, 2012
Fixed Assets, net

Note 5—Fixed Assets, net

Fixed assets consisted of the following as of the dates indicated:

	October 31,
In thousands	2012	2011
Furniture & other equipment(1)	$158,406	$160,559
Leasehold improvements, gross(1)	137,370	167,149
Computer software & equipment(1)	109,138	107,238
Land use rights	34,953	40,213
Land and buildings(1)	9,459	2,492
Construction in progress(1)	22,428	15,723

	471,754	493,374
Accumulated depreciation and amortization	(233,441)	(255,267)

	$238,313	$238,107

(1)	Certain prior year amounts have been reclassified to “Construction in progress” in order to be consistent with the current year presentation.

During fiscal 2012, 2011 and 2010, the Company recorded approximately $7 million, $12 million and $12 million, respectively, in fixed asset impairments, primarily related to underperforming retail stores. These stores were not generating positive cash flows and are not expected to become profitable in the future. As a result, the Company is working to close these stores as soon as practicable. Any charges associated with future rent commitments, net of expected sublease income, will be charged to future earnings upon store closure.

Intangible Assets and Goodwill	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Intangible Assets and Goodwill

6. Intangible Assets and Goodwill

A summary of intangible assets is as follows:

	April 30, 2013			October 31, 2012
In thousands	Gross Amount	Amorti- zation	Net Book Value	Gross Amount	Amorti- zation	Net Book Value
Non-amortizable trademarks	$124,068	$—	$124,068	$124,053	$—	$124,053
Amortizable trademarks	23,929	(11,645)	12,284	23,543	(10,866)	12,677
Amortizable licenses	13,873	(13,873)	—	13,919	(13,803)	116
Other amortizable intangibles	8,119	(5,722)	2,397	8,083	(5,480)	2,603

	$169,989	$(31,240)	$138,749	$169,598	$(30,149)	$139,449

Certain trademarks will continue to be amortized by the Company using estimated useful lives of 10 to 25 years with no residual values. Intangible amortization expense for the first half ended April 30, 2013 and 2012 was approximately $1 million and $2 million, respectively. Annual amortization expense is estimated to be approximately $2 million through fiscal 2018. Licenses will no longer be amortized as they are fully amortized.

Goodwill related to the Company’s operating segments as of the dates indicated was as follows:

In thousands	April 30, 2013	October 31, 2012
EMEA	$190,700	$190,986
Americas	75,857	75,974
APAC	6,207	6,207

	$272,764	$273,167

Goodwill decreased approximately $0.4 million during the first half ended April 30, 2013 due to changes in foreign currency exchange rates.

Note 6—Intangible Assets and Goodwill

A summary of intangible assets as of the dates indicated is as follows:

	October 31,
	2012			2011
In thousands	Gross Amount	Amorti- zation	Net Book Value	Gross Amount	Amorti- zation	Net Book Value
Non-amortizable trademarks	$124,053	$—	$124,053	$123,151	$—	$123,151
Amortizable trademarks	23,543	(10,866)	12,677	20,174	(9,782)	10,392
Amortizable licenses	13,919	(13,803)	116	14,380	(12,822)	1,558
Other amortizable intangibles	8,083	(5,480)	2,603	9,029	(5,987)	3,042

	$169,598	$(30,149)	$139,449	$166,734	$(28,591)	$138,143

The change in non-amortizable trademarks is due primarily to foreign currency exchange fluctuations. Other amortizable intangibles primarily include non-compete agreements, patents and customer relationships. These amortizable intangibles are amortized on a straight-line basis over their estimated useful lives. Certain trademarks and licenses will continue to be amortized using estimated useful lives of 10 to 25 years with no residual values. Intangible amortization expense was approximately $3 million for each of fiscal 2012, 2011, and 2010. Based on the Company’s amortizable intangible assets as of October 31, 2012, annual amortization expense is estimated to be approximately $2 million in fiscal 2013 through fiscal 2017.

Due to the natural disasters that occurred in the Asia/Pacific region and their resulting impact on the Company’s business, the Company remeasured the value of its intangible assets in its APAC segment in fiscal 2011 in accordance with ASC 350. As a result, the Company noted that the carrying value of these assets was in excess of their estimated fair value, and therefore, the Company recorded related goodwill impairment charges of approximately $74 million during fiscal 2011. The fair value of assets was estimated using a combination of a discounted cash flow approach and market approach. The value implied by the test was affected by (1) a reduction in near-term future cash flows expected for the APAC segment, (2) the discount rates which were applied to future cash flows, and (3) current market estimates of value. The projected future cash flows, discount rates applied and current estimates of market value have all been impacted by the aforementioned natural disasters that occurred throughout the Asia/Pacific region, contributing to the estimated decline in value. Goodwill in the APAC segment arose primarily from the acquisition of the Company’s Australian and Japanese distributors and certain Australian retail store locations several years ago.

Goodwill recorded by the Company arose primarily from the acquisitions of Quiksilver EMEA, Quiksilver APAC and DC Shoes, Inc. (see note 14 for information on goodwill by segment). Goodwill increased approximately $5 million during fiscal 2012, primarily due to a small business acquisition by Quiksilver EMEA partially offset by the effect of changes in foreign currency exchange rates. For fiscal 2011, goodwill decreased approximately $64 million, primarily due to the APAC goodwill impairment charge of $74 million partially offset by increases from acquisitions and foreign currency exchange rates.

Debt	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Debt

9. Debt

A summary of borrowings under lines of credit and long-term debt as of the dates indicated is as follows:

In thousands	April 30, 2013	October 31, 2012
APAC credit facility	$14,885	$18,147
Americas credit facility	77,000	46,700
Americas term loan	14,000	15,500
EMEA lines of credit	37,093	7,742
U.S. senior notes	400,000	400,000
European senior notes	261,472	258,732
Capital lease obligations and other borrowings	9,492	11,148

	$813,942	$757,969

As of April 30, 2013, the Company’s credit facilities allowed for total cash borrowings and letters of credit of $329 million. The total maximum borrowings and actual availability fluctuate with the amount of assets comprising the borrowing base under certain of the credit facilities. At April 30, 2013, the Company had a total of $129 million of direct borrowings and $69 million in letters of credit outstanding. As of April 30, 2013, the effective availability for borrowings remaining under the Company’s credit facilities was $67 million, $18 million of which could also be used for letters of credit in the United States. In addition to the $67 million of effective availability for borrowings, the Company also had $64 million in additional capacity for letters of credit in EMEA and APAC as of April 30, 3013. Many of the Company’s debt agreements contain customary default provisions and restrictive covenants, including certain cross default provisions between the Americas credit facility and the Americas term loan. The Company is currently in compliance with such covenants.

On May 24, 2013, the Company entered into an amended and restated asset-based credit facility. This new facility covers a majority of the Company’s operations in both its Americas and APAC segments. As a result of this agreement, the APAC credit facility balances at April 30, 2013 of approximately $15 million were reclassified from current liabilities to non-current liabilities on the Company’s accompanying condensed consolidated balance sheet. For further details regarding the Company’s new credit agreement, refer to Note 14, “Subsequent Events.”

The estimated fair value of the Company’s borrowings under lines of credit and long-term debt as of April 30, 2013 was $833 million, compared to carrying value of $814 million. The fair value of the Company’s long-term debt is calculated based on the market price of the Company’s publicly traded U.S. senior notes and the trading price of the Company’s European senior notes, both of which are level 1 inputs, as well as the carrying values of the Company’s other debt obligations.

The carrying value of the Company’s trade accounts receivable and accounts payable approximates fair value due to their short-term nature. The fair value of the fixed assets is determined using a discounted cash flow model which requires level 3 inputs.

Note 7—Lines of Credit and Long-term Debt

A summary of lines of credit and long-term debt as of the dates indicated is as follows:

	October 31,
In thousands	2012	2011
APAC Credit Facility	$18,147	$18,335
Americas Credit Facility	46,700	21,042
Americas Term Loan	15,500	18,500
EMEA lines of credit	7,742	2,306
Senior Notes	400,000	400,000
European Senior Notes	258,732	282,925
Capital lease obligations and other borrowings	11,148	4,578

	$757,969	$747,686

At October 31, 2012, the Company’s credit facilities allowed for total maximum cash borrowings and letters of credit of $360 million. The total maximum borrowings and actual availability fluctuate with the amount of assets comprising the borrowing base under certain of the credit facilities. At October 31, 2012, the Company had a total of $73 million of direct borrowings and $86 million in letters of credit outstanding. The amount of availability for borrowings remaining as of October 31, 2012 was $154 million, $71 million of which could also be used for letters of credit in the United States. In addition to the $154 million of availability for borrowings, the Company also had $47 million in additional capacity for letters of credit in EMEA and APAC as of October 31, 2012. A description of each of the Company’s credit arrangements in the table above follows:

APAC Credit Facility:

In September 2011, the Company entered into a new $21 million ($20 million Australian dollars) credit facility specifically for APAC operations. The maturity date of this credit facility is October 31, 2013. Combined with certain remaining uncommitted borrowings, APAC has $31 million of aggregate borrowing capacity. At October 31, 2012, there were $18 million of direct borrowings (at an average interest rate of 5.3%) and $8 million in letters of credit outstanding. This facility contains customary default provisions and restrictive covenants for facilities of its type. As of October 31, 2012, the Company was in compliance with such covenants.

Americas Credit Facility:

In July 2009, the Company entered into a $200 million asset-based credit facility for its Americas’ operations. On August 27, 2010, the Company entered into an amendment to this credit facility (as amended, the “Americas Credit Facility”). The Americas Credit Facility is a $150 million facility (with the option to expand the facility to $250 million on certain conditions) and the amendment, among other things, extended the maturity date of the Americas Credit Facility to August 27, 2014. The Americas Credit Facility includes a $103 million sublimit for letters of credit and bears interest at a rate of LIBOR plus a margin of 2.5% to 3.0% (currently at 4.4%), depending upon usage. At October 31, 2012, there were $47 million of direct borrowings and $31 million in letters of credit outstanding under the Americas Credit Facility.

The Americas Credit Facility is guaranteed by Quiksilver, Inc. and certain of its domestic and Canadian subsidiaries. The Americas Credit Facility is secured by a first priority interest in the Company’s U.S. and Canadian accounts receivable, inventory, certain intangibles, a second priority interest in substantially all other personal property and a second priority pledge of shares of certain of its domestic subsidiaries. The borrowing base is limited to certain percentages of eligible accounts receivable and inventory from participating subsidiaries. The Americas Credit Facility contains customary default provisions, including cross default provisions against the Americas Term Loan and other material indebtedness, and restrictive covenants for facilities of its type. As of October 31, 2012, the Company was in compliance with such covenants in the Americas Credit Facility and had obtained a waiver for one covenant in the Americas Term Loan where we were not in compliance.

Americas term loan:

In October 2010, the Company entered into a $20 million term loan for its Americas’ operations. The maturity date of this term loan is August 27, 2014. The term loan has minimum principal repayments of $1.5 million due on June 30 and December 31 of each year, until the principal balance is reduced to $14 million. The term loan bears interest at LIBOR plus 5.0% (currently 5.3%). The term loan is guaranteed by Quiksilver, Inc. and secured by a first priority interest in substantially all assets, excluding accounts receivable and inventory, of certain of its domestic subsidiaries and a second priority interest in the accounts receivable and inventory of certain of its domestic subsidiaries, in which the lenders under the Americas Credit Facility have a first-priority security interest. The term loan contains customary default provisions and restrictive covenants for loans of its type. As of October 31, 2012, the Company was in compliance with certain of these covenants and obtained the appropriate waiver for one covenant where we were not in compliance. The balance outstanding on the Americas term loan at October 31, 2012 was $15.5 million.

EMEA lines of credit:

The Company has various lines of credit from several banks in Europe that provide up to $89 million of available capacity for borrowings and an additional $89 million of available capacity for letters of credit. At October 31, 2012, there were $8 million of direct borrowings (at an average borrowing rate of 1%) and $47 million in letters of credit outstanding under these lines of credit.

Senior Notes:

In July 2005, the Company issued the Senior Notes, which bear a coupon interest rate of 6.875%, were issued at par value, and are due April 15, 2015. The Senior Notes are guaranteed on a senior unsecured basis by each of the Company’s domestic subsidiaries that guarantee any of its indebtedness or its subsidiaries’ indebtedness, or are obligors under the Americas Credit Facility (the “Guarantors”). The Company may redeem some or all of the Senior Notes at fixed redemption prices as set forth in the indenture related to such Senior Notes.

The Senior Notes indenture includes covenants that limit the Company’s ability to, among other things: incur additional debt; pay dividends on its capital stock or repurchase its capital stock; make certain investments; enter into certain types of transactions with affiliates; cause its restricted subsidiaries to pay dividends or make other payments to the Company; use assets as security in other transactions; and sell certain assets or merge with or into other companies. If the Company experiences a change of control (as defined in the indenture), it will be required to offer to purchase the Senior Notes at a purchase price equal to 101% of their principal amount, plus accrued and unpaid interest. As of October 31, 2012, the Company was in compliance with these covenants. In addition, the Company has approximately $3 million in unamortized debt issuance costs related to the Senior Notes included in other assets as of October 31, 2012.

European Senior Notes:

In December 2010, the Company issued the European Senior Notes, which bear a coupon interest rate of 8.875% and are due December 15, 2017. The European Senior Notes were issued at par value in a private offering that was exempt from the registration requirements of the Securities Act of 1933, as amended (the “Securities Act”). The European Senior Notes were offered within the United States only to qualified institutional buyers in accordance with Rule 144A under the Securities Act and outside the United States only to non-U.S. investors in accordance with Regulation S under the Securities Act. The European Senior Notes will not be registered under the Securities Act or the securities laws of any other jurisdiction.

The European Senior Notes are general senior obligations and are fully and unconditionally guaranteed on a senior unsecured basis by Quiksilver, Inc. and certain of its current and future U.S. and non-U.S. subsidiaries, subject to certain exceptions. The Company may redeem some or all of the European Senior Notes at fixed redemption prices as set forth in the indenture related to such European Senior Notes. The European Senior Notes indenture includes covenants that limit the Company’s ability to, among other things: incur additional debt; pay dividends on its capital stock or repurchase its capital stock; make certain investments; enter into certain types of transactions with affiliates; cause its restricted subsidiaries to pay dividends or make other payments to Quiksilver, Inc.; use assets as security in other transactions; and sell certain assets or merge with or into other companies. As of October 31, 2012, the Company was in compliance with these covenants.

The Company used the proceeds from the European Senior Notes to repay its then existing European term loans and to pay related fees and expenses. As a result, the Company recognized non-cash, non-operating charges during the fiscal year ended October 31, 2011 of approximately $14 million, included in interest expense, to write-off the deferred debt issuance costs related to such term loans. The Company capitalized approximately $6 million of debt issuance costs associated with the issuance of the European Senior Notes, which are being amortized into interest expense over the seven-year term of the European Senior Notes.

In July 2009, the Company entered into the $153 million five-year senior secured term loans with Rhône Capital LLC (“Rhône”). In connection with these term loans, the Company issued warrants to purchase approximately 25.7 million shares of its common stock, representing 19.99% of the outstanding equity of the Company at the time, with an exercise price of $1.86 per share. In June 2010, the Company entered into a debt-for-equity exchange agreement with Rhône. Pursuant to such agreement, a combined total of $140 million of principal balance outstanding under the Rhône senior secured term loans was exchanged for 31.1 million shares of the Company’s common stock, which represents an exchange price of $4.50 per share. The exchange closed in August 2010, which reduced the outstanding balance under the Rhône senior secured term loans to approximately $24 million. Upon closing of the $20 million term loan in its Americas segment, the Company used the proceeds from such term loan, together with cash on hand, to repay the remaining amounts outstanding under the Rhône senior secured term loans. As a result of the debt-for-equity exchange and the subsequent repayment of the remaining amounts outstanding under the Rhône senior secured term loans, the Company recognized approximately $33 million in interest expense during fiscal 2010 to write-off the deferred debt issuance costs capitalized in connection with the issuance of the Rhône senior secured term loans, as well as the debt discount recorded upon the issuance of the warrants associated with such senior secured term loans.

The Company also had approximately $11 million in capital leases and other borrowings as of October 31, 2012.

Principal payments on all long-term debt obligations, including capital leases, are due by fiscal year according to the table below.

In thousands
2013	$36,794
2014	60,934
2015	400,510
2016	999
2017	—
Thereafter	258,732

$757,969

The estimated fair values of the Company’s lines of credit and long-term debt are as follows:

	October 31, 2012
In thousands	Carrying Amount	Fair Value
Lines of credit	$18,147	$18,147
Long-term debt	739,822	737,525

	$757,969	$755,672

The fair value of the Company’s long-term debt is calculated based on the market price of the Company’s publicly traded Senior Notes, the trading price of the Company’s European Senior Notes and the carrying values of the Company’s other debt obligations.

Accrued Liabilities	12 Months Ended
Oct. 31, 2012
Accrued Liabilities

Note 8—Accrued Liabilities

Accrued liabilities consisted of the following as of the dates indicated:

	October 31,
In thousands	2012	2011
Accrued employee compensation and benefits	$57,251	$56,236
Accrued sales and payroll taxes	11,988	14,187
Accrued interest	10,264	10,782
Derivative liability	3,860	12,297
Other liabilities	31,528	39,442

	$114,891	$132,944

Commitments and Contingencies	12 Months Ended
Oct. 31, 2012
Commitments and Contingencies

Note 9—Commitments and Contingencies

Operating Leases

The Company leases certain land and buildings under long-term operating lease agreements. The following is a schedule of future minimum lease payments by fiscal year required under such leases as of October 31, 2012:

In thousands
2013	$101,720
2014	87,632
2015	71,949
2016	58,536
2017	40,684
Thereafter	99,152

$459,673

Total rent expense was approximately $135 million in fiscal 2012 and $127 million in each of fiscal 2011 and 2010.

Professional Athlete Sponsorships

The Company establishes relationships with professional athletes in order to promote its products and brands. The Company has entered into endorsement agreements with professional athletes in sports such as surfing, skateboarding, snowboarding, BMX and motocross. Many of these contracts provide incentives for magazine exposure and competitive victories while wearing or using the Company’s products. Such expenses are an ordinary part of the Company’s operations and are expensed as incurred. The following is a schedule of future estimated minimum payments required under such endorsement agreements as of October 31, 2012:

In thousands
2013	$29,184
2014	20,610
2015	13,409
2016	8,985
2017	5,679
Thereafter	137

$78,004

Litigation

As part of its global operations, the Company may be involved in legal claims involving trademarks, intellectual property, licensing, employment matters, compliance, contracts and other matters incidental to its business. The Company believes the resolution of any such matter currently threatened or pending will not have a material adverse effect on its financial condition, results of operations or liquidity.

Indemnities and Guarantees

During its normal course of business, the Company has made certain indemnities, commitments and guarantees under which it may be required to make payments in relation to certain transactions. These include (i) intellectual property indemnities to the Company’s customers and licensees in connection with the use, sale and/or license of Company products, (ii) indemnities to various lessors in connection with facility leases for certain claims arising from such facilities or leases, (iii) indemnities to vendors and service providers pertaining to claims based on the negligence or willful misconduct of the Company, and (iv) indemnities involving the accuracy of representations and warranties in certain contracts. The duration of these indemnities, commitments and guarantees varies and, in certain cases, may be indefinite. The majority of these indemnities, commitments and guarantees do not provide for any limitation of the maximum potential for future payments the Company could be obligated to make. The Company has not recorded any liability for these indemnities, commitments and guarantees in the accompanying consolidated balance sheets.

Stockholders' Equity	12 Months Ended
Oct. 31, 2012
Stockholders' Equity

Note 10—Stockholders’ Equity

In March 2000, the Company’s stockholders approved the Company’s 2000 Stock Incentive Plan (the “2000 Plan”), which generally replaced the Company’s previous stock option plans. Under the 2000 Plan as amended, 43,744,836 shares are reserved for issuance over its term, consisting of 12,944,836 shares authorized under predecessor plans plus an additional 30,800,000 shares. The plan was amended in March 2007 to allow for the issuance of restricted stock and restricted stock units. The maximum number of shares that may be reserved for issuance of restricted stock or restricted stock unit awards is 11,100,000. Nonqualified and incentive options may be granted to officers and employees selected by the plan’s administrative committee at an exercise price not less than the fair market value of the underlying shares on the date of grant. Options vest over a period of time, generally three years, as designated by the committee and are subject to such other terms and conditions as the committee determines. The Company issues new shares for stock option exercises and restricted stock grants.

For non-performance based options, the Company uses the Black-Scholes option-pricing model to value stock-based compensation expense. Forfeitures are estimated at the date of grant based on historical rates and reduce the compensation expense recognized. The expected term of options granted is derived from historical data on employee exercises. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant. Expected volatility is based on the historical volatility of the Company’s stock. The fair value of each option grant was estimated as of the grant date using the Black-Scholes option-pricing model for the years ended October 31, 2012, 2011, and 2010, assuming risk-free interest rates of 1.1%, 1.9%, and 2.7%, respectively; volatility of 76.5%, 82.4%, and 73.6%, respectively; zero dividend yield; and expected lives of 7.1 years, 5.3 years, and 6.4 years, respectively. The weighted average fair value of options granted was $2.58, $3.39, and $1.04 for the years ended October 31, 2012, 2011, and 2010, respectively. The Company records stock-based compensation expense using the graded vested method over the vesting period, which is generally three years. As of October 31, 2012, the Company had approximately $2 million of unrecognized compensation expense, for non-performance based options, expected to be recognized over a weighted average period of approximately 1.5 years. Compensation expense was included as selling, general and administrative expense for fiscal 2012, 2011, and 2010.

Changes in shares under option, excluding performance based options, are summarized as follows:

	Year Ended October 31,
	2012		2011		2010
In thousands	Shares	Weighted Average Price	Shares	Weighted Average Price	Shares	Weighted Average Price
Outstanding, beg. of year	13,399,381	$4.40	12,731,430	$4.48	15,909,101	$7.32
Granted	375,000	3.66	2,315,000	5.01	4,403,407	3.83
Exercised	(506,329)	2.23	(757,538)	3.92	(713,062)	3.84
Canceled/Forfeited	(942,553)	4.08	(889,511)	7.63	(6,868,016)	10.69

Outstanding, end of year	12,325,499	4.49	13,399,381	4.40	12,731,430	4.48

Exercisable, end of year	7,903,327	4.94	6,042,873	5.64	4,892,680	6.70

The aggregate intrinsic value of options exercised, outstanding and exercisable as of October 31, 2012 is $1 million, $6 million and $4 million, respectively. The weighted average life of options outstanding and exercisable as of October 31, 2012 is 5.2 years and 4.2 years, respectively.

Outstanding stock options, excluding performance based options, at October 31, 2012 consist of the following:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Life	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
		(Years)
$1.04 - $2.34	3,490,755	6.1	$1.97	2,424,005	$1.99
$2.35 - $4.60	2,706,750	7.2	3.07	1,392,489	3.24
$4.61 - $6.64	3,684,156	5.6	5.10	1,642,995	5.11
$6.65 - $8.70	1,074,338	0.3	6.83	1,074,338	6.83
$8.71 - $10.75	962,000	2.0	8.87	962,000	8.87
$10.76 - $16.36	407,500	1.9	13.43	407,500	13.43

	12,325,499	5.2	4.49	7,903,327	4.94

Changes in non-vested shares under option, excluding performance based options, for the year ended October 31, 2012 are as follows:

	Shares	Wtd. Avg. Grant Date Fair Value
Non-vested, beginning of year	7,356,508	$1.81
Granted	375,000	2.58
Vested	(3,176,993)	1.72
Canceled	(132,343)	2.41

Non-vested, end of year	4,422,172	1.92

Of the 4.4 million non-vested shares under option as of October 31, 2012, approximately 4.3 million are expected to vest over their respective lives.

As of October 31, 2012, there were 2,359,606 shares of common stock that were available for future grant. Of these shares, 2,141,295 were available for issuance of restricted stock.

In April 2010, the Company commenced a tender offer for employees and consultants of the Company, other than the Company’s executive officers and members of its board of directors, to exchange some or all of their outstanding eligible stock options to purchase shares of the Company’s common stock for new stock options with a lower exercise price. Eligible stock options were those with an exercise price greater than $7.71 per share and granted prior to October 19, 2008. The terms of the offer were such that an eligible optionee would receive one new stock option for every one and one-half surrendered stock options with an exercise price of $7.72 to $10.64 per share and one new stock option for every two surrendered stock options with an exercise price of $10.65 per share and above. These exchange ratios were designed so that the stock compensation expense associated with the new options to be granted, calculated using the Black-Scholes option-pricing model, was equal to the unrecognized compensation expense on the options to be surrendered. Pursuant to the tender offer, 3,754,352 eligible stock options were surrendered. On May 18, 2010, the Company granted an aggregate of 2,058,007 new stock options in exchange for the eligible stock options surrendered, at an exercise price of $5.08 per share, which was the closing price of the Company’s common stock on that date. The remaining 1,696,345 canceled shares are not eligible for re-grant.

In June 2011, the Company granted performance based options and performance based restricted stock units to certain key employees and executives. In addition to a required service period, the vesting of the options is contingent upon a combination of the Company’s achievement of specified annual performance targets and specified common stock price thresholds, while the vesting of the restricted stock units is contingent upon a required service period as well as the Company’s achievement of a specified common stock price threshold. The Company believes that the granting of these awards serves to further align the interests of its employees and executives with those of its stockholders. Based on the vesting contingencies in the awards, the Company used a Monte-Carlo simulation in order to determine the grant date fair values of the awards. The assumptions used in the Monte-Carlo simulation for the options and restricted stock units included a risk-free interest rate of 3.0% and 1.7%, respectively, volatility of 67.3% and 82.0%, respectively, and zero dividend yield. The exercise price of the performance based options is $4.65. Additionally, the options were assumed to be voluntarily exercised, or canceled if underwater, at the midpoint of vesting and the contractual term. The weighted average fair value of the options was $3.21 and the weighted average fair value of the restricted stock units was $3.88.

In 2012, the Company granted additional performance based restricted stock units. The Company used a Monte-Carlo simulation to determine the grant date fair values of the awards. The assumptions used in the Monte-Carlo simulation for the restricted stock units included risk-free interest rates of 0.7% and 0.6%, volatility of 91.4% and 93.1%, and zero dividend yield. The weighted average fair value of all restricted stock units granted during 2012 was $2.27.

Activity related to performance based options and performance based restricted stock units for the fiscal year ended October 31, 2012 is as follows:

	Performance Options	Performance Restricted Stock Units
Non-vested, October 31, 2011	936,000	7,520,000
Granted	—	1,100,000
Vested	—	—
Canceled	(80,000)	(690,625)

Non-vested, October 31, 2012	856,000	7,929,375

As of October 31, 2012, the Company had approximately $2 million and $5 million of unrecognized compensation expense, net of estimated forfeitures, related to the performance options and the performance restricted stock units, respectively. This unrecognized compensation expense is expected to be recognized over a weighted average period of approximately 2.9 years and 0.8 years, respectively.

In March 2006, the Company’s stockholders approved the 2006 Restricted Stock Plan and in March 2007, the Company’s stockholders approved an amendment to the 2000 Stock Incentive Plan whereby restricted stock and restricted stock units can be issued from such plan. Stock issued under these plans generally vests from three to five years. In March 2010, the Company’s stockholders approved a grant of 3 million shares of restricted stock to a Company sponsored athlete, Kelly Slater. In accordance with the terms of the related restricted stock agreement, 2,400,000 shares have already vested, with the remaining 600,000 shares to vest in April 2013. In March 2011 and 2010, the Company’s stockholders approved amendments to the 2000 Stock Incentive Plan that increased the maximum number of total shares and the maximum number of restricted shares issuable under the plan by 10,000,000 shares and 300,000 shares, respectively.

Changes in restricted stock are as follows:

	Year Ended October 31,
	2012	2011	2010
Outstanding, beginning of year	1,911,669	2,842,004	1,022,003
Granted	105,000	120,000	3,110,000
Vested	(1,155,002)	(1,050,335)	(1,229,998)
Forfeited	(60,000)	—	(60,001)

Outstanding, end of year	801,667	1,911,669	2,842,004

Compensation expense for restricted stock is determined using the intrinsic value method and forfeitures are estimated at the date of grant based on historical rates and reduce the compensation expense recognized. The Company monitors the probability of meeting the restricted stock performance criteria, if any, and will adjust the amortization period as appropriate. As of October 31, 2012, there had been no acceleration of the amortization period. As of October 31, 2012, the Company had approximately $0.5 million of unrecognized compensation expense expected to be recognized over a weighted average period of approximately one year.

The Company began the Quiksilver Employee Stock Purchase Plan (the “ESPP”) in fiscal 2001, which provides a method for employees of the Company to purchase common stock at a 15% discount from fair market value as of the beginning or end of each purchasing period of six months, whichever is lower. The ESPP covers substantially all full-time domestic and Australian employees who have at least five months of service with the Company. Since the adoption of guidance within ASC 718, “Stock Compensation,” compensation expense has been recognized for shares issued under the ESPP. During fiscal 2012, 2011 and 2010, 461,088, 310,700, and 508,592 shares of stock were issued under the plan with proceeds to the Company of approximately $1 million per year.

During fiscal 2012, 2011 and 2010, the Company recognized total compensation expense related to options, restricted stock, performance based options, performance based restricted stock units and ESPP shares of approximately $23 million, $14 million, and $13 million, respectively.

Accumulated Other Comprehensive Income	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Accumulated Other Comprehensive Income

13. Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income include changes in fair value of derivative instruments qualifying as cash flow hedges and foreign currency translation adjustments. The components of accumulated other comprehensive income, net of tax, are as follows:

In thousands	April 30, 2013	October 31, 2012
Foreign currency translation adjustment	$74,112	$80,656
Gain on cash flow hedges	3,687	5,756

	$77,799	$86,412

Note 11—Accumulated Other Comprehensive Income

The components of accumulated other comprehensive income include changes in fair value of derivative instruments qualifying as cash flow hedges and foreign currency translation adjustments. The components of accumulated other comprehensive income, net of tax, are as follows:

	October 31,
In thousands	2012	2011
Foreign currency translation adjustment	$80,656	$124,230
Gain/(loss) on cash flow hedges	5,756	(8,103)

	$86,412	$116,127

Income Taxes	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Income Taxes

7. Income Taxes

Each reporting period, the Company evaluates the realizability of all of its deferred tax assets in each tax jurisdiction. As of April 30, 2013, the Company continued to maintain a full valuation allowance against its net deferred tax assets in the United States, as well as certain jurisdictions in its APAC and Corporate Operations segments. As a result of the valuation allowances recorded, no tax benefits have been recognized for losses incurred in those tax jurisdictions.

On April 30, 2013, the Company’s liability for uncertain tax positions was approximately $11 million resulting from unrecognized tax benefits, excluding interest and penalties.

If the Company’s positions are favorably sustained by the relevant taxing authority, approximately $10 million, excluding interest and penalties, of uncertain tax position liabilities would favorably impact the Company’s effective tax rate in future periods.

During the next 12 months, it is reasonably possible that the Company’s liability for uncertain tax positions may change by a significant amount as a result of the resolution or payment of uncertain tax positions related to intercompany transactions between foreign affiliates and certain foreign withholding tax exposures. Conclusion of these matters could result in settlement for different amounts than the Company has accrued as uncertain tax benefits. If a position that the Company concluded was more likely than not is subsequently reversed, the Company would need to accrue and ultimately pay an additional amount. Conversely, the Company could settle positions with the tax authorities for amounts lower than have been accrued or extinguish a position through payment. The Company believes the outcomes which are reasonably possible within the next 12 months range from a reduction of the liability for unrecognized tax benefits of $8 million to an increase of the liability of $2 million, excluding penalties and interest, for its existing tax positions.

Note 12—Income Taxes

A summary of the provision for income taxes from continuing operations is as follows:

	Year Ended October 31,
In thousands	2012	2011	2010
Current:
Federal	$263	$512	$(1,502)
State	408	(132)	1,140
Foreign	14,585	13,248	18,090

	15,256	13,628	17,728
Deferred:
Federal	152	(181)	(2,872)
State	322	(33)	(1,087)
Foreign	(8,173)	(27,729)	9,664

	(7,699)	(27,943)	5,705

Provision (benefit) for income taxes	$7,557	$(14,315)	$23,433

A reconciliation of the effective income tax rate to a computed “expected” statutory federal income tax rate is as follows:

	Year Ended October 31,
	2012	2011	2010
Computed “expected” statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	(18.7)	0.4	(10.0)
Foreign tax rate differential	(72.4)	(16.4)	15.7
Foreign tax exempt income	224.6	18.8	(38.2)
Goodwill impairment	—	(76.5)	—
Stock-based compensation	(152.0)	(5.7)	4.2
Uncertain tax positions	76.4	215.5	(3.1)
Valuation allowance	(513.2)	(118.4)	133.1
Other	74.6	(8.2)	16.1

Effective income tax rate	(345.7)%	44.5%	152.8%

The components of net deferred income taxes are as follows:

	October 31,
In thousands	2012	2011
Deferred income tax assets:
Allowance for doubtful accounts	$7,532	$8,431
Unrealized gains and losses	5,541	12,946
Tax loss carry forwards	342,529	253,611
Accruals and other	79,037	70,515

	434,639	345,503

Deferred income tax liabilities:
Depreciation and amortization	(12,909)	(7,041)
Intangibles	(27,218)	(26,310)

	(40,127)	(33,351)

Deferred income taxes	394,512	312,152
Valuation allowance	(254,491)	(156,065)

Net deferred income taxes	$140,021	$156,087

Income/(Loss) before provision for income taxes from continuing operations includes $32 million, ($4) million and $93 million of income/(loss) from foreign jurisdictions for the fiscal years ended October 31, 2012, 2011 and 2010, respectively. The Company does not provide for the U.S. federal, state or additional foreign income tax effects on certain foreign earnings that management intends to permanently reinvest. As of October 31, 2012, foreign earnings earmarked for permanent reinvestment totaled approximately $151 million. Determination of the amount of any unrecognized deferred income tax liability on this temporary difference is not practicable.

As of October 31, 2012, the Company has federal net operating loss carry forwards of approximately $186 million and state net operating loss carry forwards of approximately $207 million, which will expire on various dates through 2032. The company has recorded a valuation allowance against the entire amount of these tax loss carry forwards. In addition, the Company has foreign tax loss carry forwards of approximately $820 million as of October 31, 2012. Approximately $766 million will be carried forward until fully utilized, with the remaining $54 million expiring on various dates through 2032. The Company has recorded a valuation allowance against $360 million of the foreign tax loss carry forwards. As of October 31, 2012, the Company has capital loss carry forwards of approximately $42 million which will expire in 2014. The Company has recorded a valuation allowance against the entire amount of the capital loss carry forwards.

Each reporting period, the Company evaluates the realizability of all of its deferred tax assets in each tax jurisdiction. Due to sustained taxable losses, the Company maintains a valuation allowance against its net deferred tax assets in the United States and in certain jurisdictions in the APAC and Corporate Operations segments.

The following table summarizes the activity related to the Company’s unrecognized tax benefits (excluding interest and penalties and related tax carry forwards):

	Year ended October 31,
In thousands	2012	2011
Balance, beginning of year	$10,401	$144,923
Gross increases related to current year tax positions	1,166	262
Settlements	—	(134,190)
Lapse in statute of limitation	(598)	(545)
Foreign exchange and other	(182)	(49)

Balance, end of year	$10,787	$10,401

If the Company’s positions are sustained by the relevant taxing authority, approximately $10 million (excluding interest and penalties) of uncertain tax position liabilities as of October 31, 2012 would favorably impact the Company’s effective tax rate in future periods.

During fiscal 2011, the Company released approximately $134 million of uncertain tax positions as a result of the positions becoming effectively settled, primarily due to the completion of the Company’s tax audit in France. The settled positions included positions on losses on asset dispositions, intercompany transactions and withholding taxes.

The Company includes interest and penalties related to unrecognized tax benefits in its provision for income taxes in the accompanying consolidated statements of operations, which is included in current tax expense in the summary of income tax provision table shown above. As of October 31, 2012, the Company had recognized a liability for interest and penalties of $7 million.

During the next 12 months, it is reasonably possible that the Company’s liability for uncertain tax positions may change by a significant amount as a result of the resolution or payment of uncertain tax positions related to intercompany transactions between foreign affiliates and certain foreign withholding tax exposures. Conclusion of these matters could result in settlement for different amounts than the Company has accrued as uncertain tax benefits. If a position that the Company concluded was more likely than not is subsequently reversed, the Company would need to accrue and ultimately pay an additional amount. Conversely, the Company could settle positions with the tax authorities for amounts lower than have been accrued or extinguish a position through payment. The Company believes the outcomes which are reasonably possible within the next 12 months range from a reduction of the liability for unrecognized tax benefits of $8 million to an increase of the liability of $2 million, excluding penalties and interest for its existing tax positions.

The Company is generally subject to examination in the United States and its significant foreign tax jurisdictions, including France, Australia and Canada for fiscal 2008 and thereafter.

Employee Plans	12 Months Ended
Oct. 31, 2012
Employee Plans

Note 13—Employee Plans

The Company maintains the Quiksilver 401(k) Employee Savings Plan and Trust (the “401(k) Plan”). This plan is generally available to all domestic employees with six months of service and is funded by employee contributions and periodic discretionary contributions from the Company, which are approved by the Company’s Board of Directors. The Company made contributions of zero, $1 million, and zero to the 401(k) Plan in fiscal 2012, 2011, and 2010 respectively.

Employees of the Company’s French subsidiary, Na Pali SAS, with three months of service are covered under the French Profit Sharing Plan (the “French Profit Sharing Plan”), which is mandated by law. Compensation is earned under the French Profit Sharing Plan based on statutory computations with an additional discretionary component. Funds are maintained by the Company and become fully vested with the employees after five years, although earlier disbursement is optional if certain personal events occur or upon the termination of employment. Compensation expense of $0.4 million, $3 million, and $3 million was recognized related to the French Profit Sharing Plan for the fiscal years ended October 31, 2012, 2011 and 2010, respectively.

Segment and Geographic Information	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Segment and Geographic Information

3. Segment Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the Company’s chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company operates in the outdoor market of the action sports industry in which the Company designs, markets and distributes apparel, footwear, accessories and related products. The Company currently operates in four segments: the Americas, EMEA, and APAC, each of which sells a full range of the Company’s products, as well as Corporate Operations. The Americas segment, consisting of North, South and Central America, includes revenues primarily from the United States, Canada, Brazil and Mexico. The EMEA segment, consisting of Europe, the Middle East and Africa, includes revenues primarily from continental Europe, the United Kingdom, and South Africa. The APAC segment, consisting of Australia, New Zealand, and Asia, includes revenues primarily from Australia, Japan, New Zealand and Indonesia. Royalties earned from various licensees in other international territories are categorized in Corporate Operations, along with revenues from sourcing services to the Company’s licensees.

Information related to the Company’s operating segments is as follows:

	Second Quarter Ended April 30,
In thousands	2013	2012
Revenues, net:
Americas	$228,703	$220,975
EMEA	165,189	195,554
APAC	63,900	74,026
Corporate operations	956	1,658

	$458,748	$492,213

Gross profit:
Americas	$92,696	$97,709
EMEA	87,961	108,997
APAC	31,634	35,963
Corporate operations	(1,155)	(520)

	$211,136	$242,149

SG&A expense:
Americas	$84,999	$88,407
EMEA	80,976	83,202
APAC	37,756	40,002
Corporate operations	14,473	12,399

	$218,204	$224,010

Asset impairments:
Americas	$5,322	$415
EMEA	10	—
APAC	—	—
Corporate operations	—	—

	$5,332	$415

Operating income/(loss):
Americas	$2,375	$8,887
EMEA	6,975	25,795
APAC	(6,122)	(4,039)
Corporate operations	(15,628)	(12,919)

	$(12,400)	$17,724

	First Half Ended April 30,
In thousands	2013	2012
Revenues, net:
Americas	$414,987	$426,383
EMEA	336,364	364,428
APAC	136,776	148,619
Corporate operations	1,639	2,404

	$889,766	$941,834

Gross profit:
Americas	$173,555	$185,637
EMEA	186,850	210,769
APAC	70,911	74,103
Corporate operations	(473)	(410)

	$430,843	$470,099

SG&A expense:
Americas	$173,073	$177,888
EMEA	164,210	169,298
APAC	74,962	77,241
Corporate operations	31,218	29,998

	$443,463	$454,425

Asset impairments:
Americas	$6,943	$415
EMEA	1,557	—
APAC	—	—
Corporate operations	—	—

	$8,500	$415

Operating (loss)/income:
Americas	$(6,461)	$7,334
EMEA	21,083	41,471
APAC	(4,051)	(3,138)
Corporate operations	(31,691)	(30,408)

	$(21,120)	$15,259

	April 30, 2013	October 31, 2012
Identifiable assets:
Americas	$547,692	$576,179
EMEA	723,415	718,537
APAC	211,643	224,149
Corporate operations	200,487	199,375

	$1,683,237	$1,718,240

Note 14—Segment and Geographic Information

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the Company’s management in deciding how to allocate resources and in assessing performance. The Company operates in the outdoor market of the action sports industry in which the Company designs, markets and distributes apparel, footwear, accessories and related products. The Company currently operates in four segments: the Americas, EMEA, APAC and Corporate Operations. The Americas segment includes revenues primarily from the United States, Canada, Brazil and Mexico. The EMEA segment includes revenues primarily from continental Europe, the United Kingdom, and South Africa. The APAC segment includes revenues primarily from Australia, Japan, New Zealand and Indonesia. Costs that support all segments, including trademark protection, trademark maintenance and licensing functions, are part of Corporate Operations. Corporate Operations also includes sourcing income and gross profit earned from the Company’s licensees. The Company’s largest customer accounted for approximately 3% of the Company’s net revenues for fiscal 2012, 2011 and 2010.

The Company sells a full range of its products within each geographical segment. The percentages of net revenues attributable to each of the Company’s major product categories are as follows:

	Percentage of Net Revenues
	2012	2011	2010
Apparel	63%	61%	64%
Footwear	24	23	21
Accessories and related products	13	16	15

	100%	100%	100%

Information related to the Company’s operating segments is as follows:

	Year Ended October 31,
In thousands	2012	2011	2010
Revenues, net:
Americas	$991,625	$914,406	$843,078
EMEA	710,852	761,100	728,952
APAC	307,141	272,479	260,578
Corporate operations	3,621	5,076	5,012

Consolidated	$2,013,239	$1,953,061	$1,837,620

Gross profit/(loss):
Americas	$429,868	$425,607	$390,249
EMEA	393,944	453,727	436,088
APAC	156,833	144,815	141,197
Corporate operations	(299)	(315)	(286)

Consolidated	$980,346	$1,023,834	$967,248

SG&A expense:
Americas	$362,322	$360,921	$324,683
EMEA	337,535	340,387	340,138
APAC	157,247	147,949	128,207
Corporate operations	59,040	46,692	39,038

Consolidated	$916,144	$895,949	$832,066

Asset impairments:
Americas	$5,267	$3,891	$8,686
EMEA	560	1,331	1,785
APAC	1,407	81,151	1,186
Corporate operations	—	—	—

Consolidated	$7,234	$86,373	$11,657

Operating income/(loss):
Americas	$62,279	$60,795	$56,880
EMEA	55,849	112,009	94,165
APAC	(1,821)	(84,285)	11,804
Corporate operations	(59,339)	(47,007)	(39,324)

Consolidated	$56,968	$41,512	$123,525

Identifiable assets:
Americas	$576,179	$577,643	$535,580
EMEA	718,537	750,378	704,306
APAC	224,149	231,879	298,503
Corporate operations	199,375	204,323	157,732

Consolidated	$1,718,240	$1,764,223	$1,696,121

Goodwill:
Americas	$75,974	$76,048	$75,051
EMEA	190,986	186,334	181,555
APAC	6,207	6,207	75,882

Consolidated	$273,167	$268,589	$332,488

France accounted for 30%, 29%, and 28% of EMEA net revenues to unaffiliated customers for the years ended October 31, 2012, 2011 and 2010, respectively, while Spain accounted for 16%, 18%, and 19%, respectively, and the United Kingdom accounted for 11%, 8%, and 8%, respectively. Identifiable assets in the United States totaled $547 million as of October 31, 2012.

Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Derivative Financial Instruments

10. Derivative Financial Instruments

The Company is exposed to gains and losses resulting from fluctuations in foreign currency exchange rates relating to certain sales, royalty income and product purchases of its international subsidiaries that are denominated in currencies other than their functional currencies. The Company is also exposed to foreign currency gains and losses resulting from domestic transactions that are not denominated in US dollars. Furthermore, the Company is exposed to gains and losses resulting from the effect that fluctuations in foreign currency exchange rates have on the reported results in the Company’s consolidated financial statements due to the translation of the operating results and financial position of the Company’s international subsidiaries. As part of its overall strategy to manage the level of exposure to the risk of fluctuations in foreign currency exchange rates, the Company uses various foreign currency exchange contracts and intercompany loans.

The Company accounts for all of its cash flow hedges under ASC 815, “Derivatives and Hedging,” which requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the consolidated balance sheet. In accordance with ASC 815, the Company designates forward contracts as cash flow hedges of forecasted purchases of commodities.

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (“OCI”) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. As of April 30, 2013, the Company was hedging forecasted transactions expected to occur through October 2014. Assuming April 30, 2013 exchange rates remain constant, $4 million of gains, net of tax, related to hedges of these transactions are expected to be reclassified into earnings over the next eighteen months.

For the first half ended April 30, 2013 and 2012, the effective portions of gains and losses on derivative instruments in the condensed consolidated statements of operations and the condensed consolidated statements of comprehensive loss were as follows:

	First Half Ended April 30,
	2013	2012
In thousands	Amount		Location
Gain recognized in OCI on derivatives	$721	$14,949	Other comprehensive income
Gain/(loss) reclassified from accumulated OCI into income	$3,806	$(2,174)	Cost of goods sold
Loss reclassified from accumulated OCI into income	$(32)	$(203)	Foreign currency loss
Loss recognized in income on derivatives	$—	$(132)	Foreign currency loss

On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure. Before entering into various hedge transactions, the Company formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy. In this documentation, the Company identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and indicates how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy. The Company would discontinue hedge accounting prospectively (i) if management determines that the derivative is no longer effective in offsetting changes in the cash flows of a hedged item, (ii) when the derivative expires or is sold, terminated, or exercised, (iii) if it becomes probable that the forecasted transaction being hedged by the derivative will not occur, (iv) because a hedged firm commitment no longer meets the definition of a firm commitment, or (v) if management determines that designation of the derivative as a hedge instrument is no longer appropriate.

The Company enters into forward exchange and other derivative contracts with major banks and is exposed to exchange rate losses in the event of non-performance by these banks. The Company anticipates, however, that these banks will be able to fully satisfy their obligations under the contracts. Accordingly, the Company does not require collateral or other security to support the contracts.

As of April 30, 2013, the Company had the following outstanding derivative contracts that were entered into to hedge forecasted purchases and future cash receipts:

In thousands	Commodity	Notional Amount	Maturity	Fair Value
United States dollars	Inventory	$151,234	May 2013 – Oct 2014	$4,378
British pounds	Accounts receivable	8,840	May 2013 – Oct 2013	242

		$160,074		$4,620

ASC 820, “Fair Value Measurements and Disclosures,” defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 requires that valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. ASC 820 also establishes a fair value hierarchy which prioritizes the valuation inputs into three broad levels. Based on the underlying inputs, each fair value measurement in its entirety is reported in one of the three levels. These levels are:

•

Level 1—Valuation is based upon quoted prices for identical instruments traded in active markets. Level 1 assets and liabilities include debt and equity securities traded in an active exchange market, as well as US Treasury securities.

•

Level 2—Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3—Valuation is determined using model-based techniques with significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of third party pricing services, option pricing models, discounted cash flow models and similar techniques.

The Company’s derivative assets and liabilities include foreign exchange derivatives that are measured at fair value using observable market inputs such as forward rates, interest rates, the Company’s credit risk and the Company’s counterparties’ credit risks. Based on these inputs, the Company’s derivative assets and liabilities are classified within Level 2 of the valuation hierarchy.

The following tables reflect the fair values of assets and liabilities measured and recognized at fair value on a recurring basis on the accompanying condensed consolidated balance sheets as of the dates indicated:

	Fair Value Measurements Using
In thousands	Level 1	Level 2	Level 3	Fair Value
April 30, 2013
Derivative assets:
Other receivables	$—	$6,480	$—	$6,480
Other assets	—	507	—	507
Derivative liabilities:
Accrued liabilities	—	(2,367)	—	(2,367)
Other long-term liabilities	—	—	—	—

Total fair value	$—	$4,620	$—	$4,620

October 31, 2012
Derivative assets:
Other receivables	$—	$11,356	$—	$11,356
Derivative liabilities:
Accrued liabilities	—	(3,860)	—	(3,860)

Total fair value	$—	$7,496	$—	$7,496

Note 15—Derivative Financial Instruments

The Company is exposed to gains and losses resulting from fluctuations in foreign currency exchange rates relating to certain sales, royalty income, and product purchases of its international subsidiaries that are denominated in currencies other than their functional currencies. The Company is also exposed to foreign currency gains and losses resulting from domestic transactions that are not denominated in U.S. dollars. Furthermore, the Company is exposed to gains and losses resulting from the effect that fluctuations in foreign currency exchange rates have on the reported results in the Company’s consolidated financial statements due to the translation of the operating results and financial position of the Company’s international subsidiaries. As part of its overall strategy to manage the level of exposure to the risk of fluctuations in foreign currency exchange rates, the Company uses various foreign currency exchange contracts and intercompany loans.

The Company accounts for all of its cash flow hedges under ASC 815, “Derivatives and Hedging,” which requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the consolidated balance sheet. In accordance with ASC 815, the Company designates forward contracts as cash flow hedges of forecasted purchases of commodities.

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of other comprehensive income (“OCI”) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings. As of October 31, 2012, the Company was hedging forecasted transactions expected to occur through October 2013. Assuming October 31, 2012 exchange rates remain constant, $6 million of gains, net of tax, related to hedges of these transactions are expected to be reclassified into earnings over the next twelve months.

For the years ended October 31, 2012, 2011, and 2010 the effective portions of gains and losses on derivative instruments in the consolidated statements of operations and the consolidated statements of comprehensive income/(loss) were as follows:

	Year Ended October 31,
In thousands	2012	2011	2010	Location
Gain/(loss) recognized in OCI on derivatives	$17,397	$(18,149)	$15,039	Other comprehensive (loss)/income
Gain/(loss) reclassified from accumulated OCI into income	$929	$(8,513)	$(5,712)	Cost of goods sold
Loss reclassified from accumulated OCI into income	$—	$(1,033)	$—	Interest expense
(Loss)/gain reclassified from accumulated OCI into income	$(1,031)	$137	$(894)	Foreign currency gain
Loss recognized in income on derivatives	$(271)	$—	$(816)	Foreign currency gain

On the date the Company enters into a derivative contract, management designates the derivative as a hedge of the identified exposure. Before entering into various hedge transactions, the Company formally documents all relationships between hedging instruments and hedged items, as well as the risk management objective and strategy. In this documentation, the Company identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as a hedged item and indicates how the hedging instrument is expected to hedge the risks related to the hedged item. The Company formally measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

The Company would discontinue hedge accounting prospectively (i) if management determines that the derivative is no longer effective in offsetting changes in the cash flows of a hedged item, (ii) when the derivative expires or is sold, terminated, or exercised, (iii) if it becomes probable that the forecasted transaction being hedged by the derivative will not occur, (iv) if a hedged firm commitment no longer meets the definition of a firm commitment, or (v) if management determines that designation of the derivative as a hedge instrument is no longer appropriate.

The Company enters into forward exchange and other derivative contracts with major banks and is exposed to exchange rate losses in the event of nonperformance by these banks. The Company anticipates, however, that these banks will be able to fully satisfy their obligations under the contracts. Accordingly, the Company does not require collateral or other security to support the contracts.

As of October 31, 2012, the Company had the following outstanding derivative contracts that were entered into to hedge forecasted purchases and future cash receipts:

In thousands	Commodity	Notional Amount	Maturity	Fair Value
United States dollar	Inventory	$262,798	Nov 2012 – Oct 2013	$7,906
British pounds	Accounts receivable	16,857	Nov 2012 – Oct 2013	(410)

		$279,655		$7,496

ASC 820, “Fair Value Measurements and Disclosures,” defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 requires that valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. ASC 820 also establishes a fair value hierarchy which prioritizes the valuation inputs into three broad levels. Based on the underlying inputs, each fair value measurement in its entirety is reported in one of the three levels. These levels are:

•

Level 1—Valuation is based upon quoted prices for identical instruments traded in active markets. Level 1 assets and liabilities include debt and equity securities traded in an active exchange market, as well as U.S. Treasury securities.

•

Level 2—Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3—Valuation is determined using model-based techniques with significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of third party pricing services, option pricing models, discounted cash flow models and similar techniques.

The Company’s derivative assets and liabilities include foreign exchange derivatives that are measured at fair value using observable market inputs such as forward rates, interest rates, the Company’s credit risk and the Company’s counterparties’ credit risks. Based on these inputs, the Company’s derivative assets and liabilities are classified within Level 2 of the valuation hierarchy.

The following tables reflect the fair values of assets and liabilities measured and recognized at fair value on a recurring basis on the accompanying consolidated balance sheet:

	Fair Value Measurements Using			Assets (Liabilities) at Fair Value
In thousands	Level 1	Level 2	Level 3
	October 31, 2012:
Derivative assets:
Other receivables	$—	$11,356	$—	$11,356
Derivative liabilities:
Accrued liabilities	—	(3,860)	—	(3,860)

Total fair value	$—	$7,496	$—	$7,496

	October 31, 2011:
Derivative assets:
Other receivables	$—	$1,031	$—	$1,031
Other assets	—	1,610	—	1,610
Derivative liabilities:
Accrued liabilities	—	(12,297)	—	(12,297)
Other long-term liabilities	—	(688)	—	(688)

Total fair value	$—	$(10,344)	$—	$(10,344)

Quarterly Financial Data	12 Months Ended
Oct. 31, 2012
Quarterly Financial Data

Note 16—Quarterly Financial Data (Unaudited)

A summary of quarterly financial data (unaudited) is as follows:

	Quarter Ended
In thousands, except per share amounts	January 31	April 30	July 31	October 31
Year ended October 31, 2012:
Revenues, net	$449,621	$492,213	$512,439	$558,966
Gross profit	227,950	242,149	253,488	256,759
Net (loss)/income attributable to Quiksilver, Inc.	(22,605)	(5,120)	12,610	4,359
Net (loss)/income per share attributable to Quiksilver, Inc., assuming dilution	(0.14)	(0.03)	0.07	0.02
Trade accounts receivable	321,785	370,974	398,522	433,743
Inventories	412,291	358,915	391,052	344,746
Year ended October 31, 2011:
Revenues, net	$426,450	$478,093	$503,317	$545,201
Gross profit	223,470	262,169	255,118	283,077
Net (loss)/income attributable to Quiksilver, Inc.	(16,268)	(83,325)	10,437	67,898
Net (loss)/income per share attributable to Quiksilver, Inc., assuming dilution	(0.10)	(0.51)	0.06	0.38
Trade accounts receivable	287,458	341,781	385,927	397,089
Inventories	309,561	289,538	364,833	347,757

Restructuring Charges	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Restructuring Charges

8. Restructuring Charges

In connection with the globalization of its organizational structure and core processes, as well as its overall cost reduction efforts, the Company formulated the Fiscal 2013 Profit Improvement Plan (the “2013 Plan”). The 2013 Plan covers the global operations of the Company, and as the Company continues to evaluate its structure, processes and costs, additional charges may be incurred in the future under the 2013 Plan that are not yet determined. The 2013 Plan is, in effect, a continuation and acceleration of the Company’s Fiscal 2011 Cost Reduction Plan (the “2011 Plan”). The Company will no longer incur any new charges under the 2011 Plan, but will continue to make cash payments on amounts previously accrued under the 2011 Plan. All amounts charged to expense under the 2013 Plan and 2011 Plan were recorded in selling, general and administrative expense in the Company’s condensed consolidated statements of operations.

Activity and liability balances recorded as part of the 2013 Plan and 2011 Plan were as follows:

In thousands	Workforce	Facility & Other	Total
Balance, November 1, 2010	$—	$—	$—
Charged to expense	1,389	6,649	8,038
Cash payments	(313)	(417)	(730)

Balance, October 31, 2011	$1,076	$6,232	$7,308

Charged to expense	9,721	3,881	13,602
Cash payments	(5,462)	(3,257)	(8,719)

Balance, October 31, 2012	$5,335	$6,856	$12,191

Charged to expense	3,744	1,618	5,362
Cash payments	(6,266)	(2,785)	(9,051)
Adjustments to accrual	—	(553)	(553)

Balance, April 30, 2013	$2,813	$5,136	$7,949

Of the amounts charged to expense during the six months ended April 30, 2013, approximately $2.5 million, $0.4 million, $0.1 million and $2.4 million were related to the Americas segment, EMEA segment, APAC segment and Corporate operations segment, respectively.

The Company also recorded approximately $3 million of additional inventory reserves within cost of goods sold during the second quarter of fiscal 2013 related to certain non-core brands and peripheral product categories that have been discontinued, which are not reflected in the table above.

Additionally, the Company recorded severance charges of approximately $3 million within selling, general and administrative expense during the first quarter of fiscal 2013 which were unrelated to the 2013 Plan or the 2011 Plan.

Note 17—Restructuring Charges

In connection with its cost reduction efforts, the Company formulated the Fiscal 2011 Cost Reduction Plan (the “2011 Plan”). The 2011 Plan covers the global operations of the Company, but is primarily concentrated in the United States. During the fiscal year ended October 31, 2012, the Company recorded approximately $4 million of facility charges, primarily related to lease loss accruals and an additional $10 million in severance charges. The Company continues to evaluate its facilities, as well as its overall cost structure, and may incur future charges.

Activity and liability balances recorded as part of the 2011 Plan are as follows:

In thousands	Workforce	Facility & Other	Total
Balance November 1, 2010	$—	$—	$—
Charged to expense	1,389	6,649	8,038
Cash payments	(313)	(417)	(730)

Balance November 1, 2011	$1,076	$6,232	$7,308
Charged to expense	9,721	3,881	13,602
Cash payments	(5,462)	(3,257)	(8,719)

Balance, October 31, 2012	$5,335	$6,856	$12,191

In fiscal 2009, the Company formulated the Fiscal 2009 Cost Reduction Plan (the “2009 Plan”). The 2009 Plan covered the global operations of the Company, but was primarily concentrated in the United States. During the fiscal year ended October 31, 2011, the Company determined that it would utilize certain facilities in the United States that were previously vacated, and reversed approximately $2 million of previously recognized lease loss accruals. The Company completed the payout of the remaining liabilities accrued under the 2009 Plan and terminated the 2009 Plan as of October 31, 2011.

Activity and liability balances recorded as part of the 2009 Plan are as follows:

In thousands	Workforce	Facility & Other	Total
Balance November 1, 2009	$9,958	$3,951	$13,909
Charged to expense	8,339	1,676	10,015
Cash payments	(13,020)	(2,226)	(15,246)
Adjustments to accrual	(425)	—	(425)
Foreign currency translation	66	—	66

Balance, October 31, 2010	4,918	3,401	8,319
Charged to expense	816	232	1,048
Cash payments	(5,757)	(1,517)	(7,274)
Adjustments to accrual	—	(2,118)	(2,118)
Foreign currency translation	23	2	25

Balance, October 31, 2011	$—	$—	$—

Condensed Consolidating Financial Information	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Quiksilver, Inc. [Member]
Condensed Consolidating Financial Information

15. Condensed Consolidating Financial Information

The Company has $400 million in publicly registered U.S. senior notes. Obligations under the Company’s U.S. senior notes are fully and unconditionally guaranteed by certain of its existing domestic subsidiaries.

The Company is required to present condensed consolidating financial information for Quiksilver, Inc. and its domestic subsidiaries within the notes to the consolidated financial statements in accordance with the criteria established for parent companies in the SEC’s Regulation S-X, Rule 3-10(f). The following condensed consolidating financial information presents the results of operations for the second quarter and first half ended April 30, 2013 and 2012, the financial position as of April 30, 2013 and October 31, 2012, and cash flows for the first half ended April 30, 2013 and 2012, of Quiksilver Inc., its 100% owned guarantor subsidiaries, its non-guarantor subsidiaries and the eliminations necessary to arrive at the information for the Company on a consolidated basis. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions. Certain immaterial balances have been reclassified in the April 30, 2012 condensed consolidating financial information to conform to the current year presentation. The Company has applied the estimated consolidated annual effective income tax rate to both the guarantor and non-guarantor subsidiaries, adjusting for any discrete items, for interim reporting purposes. In the Company’s consolidated financial statements for fiscal 2013, management will apply the actual income tax rates to both the guarantor and non-guarantor subsidiaries. These interim tax rates may differ from the actual annual effective income tax rates for both the guarantor and non-guarantor subsidiaries.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Second Quarter Ended April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$116	$190,265	$290,111	$(21,744)	$458,748
Cost of goods sold	—	117,488	144,071	(13,947)	247,612

Gross profit	116	72,777	146,040	(7,797)	211,136
Selling, general and administrative expense	11,753	72,999	141,282	(7,830)	218,204
Asset impairments	—	4,988	344	—	5,332

Operating (loss)/income	(11,637)	(5,210)	4,414	33	(12,400)
Interest expense	7,269	1,386	6,634	—	15,289
Foreign currency (gain)/loss	(28)	198	(2,788)	—	(2,618)
Equity in earnings and other income	13,517	(483)	—	(13,034)	—

(Loss)/income before provision for income taxes	(32,395)	(6,311)	568	13,067	(25,071)
Provision for income taxes	—	1,654	5,493	—	7,147

Net loss	(32,395)	(7,965)	(4,925)	13,067	(32,218)
Less: net income attributable to non-controlling interest	—	—	(177)	—	(177)

Net loss attributable to Quiksilver, Inc.	(32,395)	(7,965)	(5,102)	13,067	(32,395)
Other comprehensive loss	(16,723)	—	(16,723)	16,723	(16,723)

Comprehensive loss attributable to Quiksilver, Inc.	$(49,118)	$(7,965)	$(21,825)	$29,790	$(49,118)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Second Quarter Ended April 30, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$120	$185,686	$328,589	$(22,182)	$492,213
Cost of goods sold	—	109,044	155,662	(14,642)	250,064

Gross profit	120	76,642	172,927	(7,540)	242,149
Selling, general and administrative expense	12,869	74,934	144,422	(8,215)	224,010
Asset impairments	—	415	—	—	415

Operating (loss)/income	(12,749)	1,293	28,505	675	17,724
Interest expense	7,239	1,391	6,955	—	15,585
Foreign currency loss/(gain)	13	212	(834)	—	(609)
Equity in earnings and other income	(14,881)	482	—	14,399	—

(Loss)/income before provision for income taxes	(5,120)	(792)	22,384	(13,724)	2,748
Provision for income taxes	—	216	6,939	—	7,155

Net (loss)/income	(5,120)	(1,008)	15,445	(13,724)	(4,407)
Less: net income attributable to non-controlling interest	—	—	(713)	—	(713)

Net (loss)/income attributable to Quiksilver, Inc.	(5,120)	(1,008)	14,732	(13,724)	(5,120)
Other comprehensive loss	(1,271)	—	(1,271)	1,271	(1,271)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(6,391)	$(1,008)	$13,461	$(12,453)	$(6,391)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$232	$356,011	$587,455	$(53,932)	$889,766
Cost of goods sold	—	221,220	277,756	(40,053)	458,923

Gross profit	232	134,791	309,699	(13,879)	430,843
Selling, general and administrative expense	27,728	147,187	283,436	(14,888)	443,463
Asset impairments	—	6,323	2,177	—	8,500

Operating (loss)/income	(27,496)	(18,719)	24,086	1,009	(21,120)
Interest expense	14,538	2,854	13,404	—	30,796
Foreign currency loss	126	363	66	—	555
Equity in earnings and other income	21,364	(687)	—	(20,677)	—

(Loss)/income before provision for income taxes	(63,524)	(21,249)	10,616	21,686	(52,471)
Provision for income taxes	—	467	9,904	—	10,371

Net (loss)/income	(63,524)	(21,716)	712	21,686	(62,842)
Less: net income attributable to non-controlling interest	—	—	(682)	—	(682)

Net (loss)/income attributable to Quiksilver, Inc.	(63,524)	(21,716)	30	21,686	(63,524)
Other comprehensive loss	(8,613)	—	(8,613)	8,613	(8,613)

Comprehensive loss attributable to Quiksilver, Inc.	$(72,137)	$(21,716)	$(8,583)	$30,299	$(72,137)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$236	$357,063	$633,616	$(49,081)	$941,834
Cost of goods sold	—	214,250	291,845	(34,360)	471,735

Gross profit	236	142,813	341,771	(14,721)	470,099
Selling, general and administrative expense	29,785	152,431	287,467	(15,258)	454,425
Asset impairments	—	415	—	—	415

Operating (loss)/income	(29,549)	(10,033)	54,304	537	15,259
Interest expense	14,479	2,685	13,466	—	30,630
Foreign currency (gain)/loss	(113)	9	(2,355)	—	(2,459)
Equity in earnings and other income	(16,190)	1,733	—	14,457	—

(Loss)/income before provision for income taxes	(27,725)	(14,460)	43,193	(13,920)	(12,912)
Provision for income taxes	—	432	11,973	—	12,405

Net (loss)/income	(27,725)	(14,892)	31,220	(13,920)	(25,317)
Less: net income attributable to non-controlling interest	—	—	(2,408)	—	(2,408)

Net (loss)/income attributable to Quiksilver, Inc.	(27,725)	(14,892)	28,812	(13,920)	(27,725)
Other comprehensive loss	(21,031)	—	(21,031)	21,031	(21,031)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(48,756)	$(14,892)	$7,781	$7,111	$(48,756)

CONDENSED CONSOLIDATING BALANCE SHEET

At April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$108	$694	$47,091	$—	$47,893
Trade accounts receivable, net	—	127,762	247,574	—	375,336
Other receivables	19	8,526	23,388	—	31,933
Income taxes receivable	—	—	4,917	(4,917)	—
Inventories	—	131,136	234,160	1,008	366,304
Deferred income taxes, short-term	—	5,209	20,487	—	25,696
Prepaid expenses and other current assets	4,594	9,910	18,953	—	33,457
Intercompany balances	—	108,623	52,777	(161,400)	—

Total current assets	4,721	391,860	649,347	(165,309)	880,619
Fixed assets, net	19,454	57,774	155,727	—	232,955
Intangible assets, net	3,752	47,171	87,826	—	138,749
Goodwill	—	112,216	160,548	—	272,764
Other assets	1,902	1,982	39,875	—	43,759
Deferred income taxes, long-term	—	—	137,941	(23,550)	114,391
Investment in subsidiaries	1,066,560	6,986	—	(1,073,546)	—

Total assets	$1,096,389	$617,989	$1,231,264	$(1,262,405)	$1,683,237

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$2,756	$85,025	$97,789	$—	$185,570
Accrued liabilities	6,049	22,658	73,773	—	102,480
Long-term debt, current portion	—	6,094	38,740	—	44,834
Income taxes payable	—	5,368	—	(4,917)	451
Intercompany balances	161,400	—	—	(161,400)	—

Total current liabilities	170,205	119,145	210,302	(166,317)	333,335
Long-term debt, net of current portion	400,000	76,000	293,108	—	769,108
Deferred income taxes, long-term	—	23,550	—	(23,550)	—
Other long-term liabilities	—	23,987	10,971	—	34,958

Total liabilities	570,205	242,682	514,381	(189,867)	1,137,401
Stockholders’/invested equity	526,184	375,307	697,231	(1,072,538)	526,184
Non-controlling interest	—	—	19,652	—	19,652

Total liabilities and equity	$1,096,389	$617,989	$1,231,264	$(1,262,405)	$1,683,237

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$135	$41,364	$—	$41,823
Trade accounts receivable, net	—	181,945	251,798	—	433,743
Other receivables	20	6,158	26,640	—	32,818
Income taxes receivable	—	117	—	(117)	—
Inventories	—	107,722	237,465	(441)	344,746
Deferred income taxes	—	5,209	21,159	—	26,368
Prepaid expenses and other current assets	2,277	9,548	14,546	—	26,371
Intercompany balances	—	95,809	23,025	(118,834)	—

Total current assets	2,621	406,643	615,997	(119,392)	905,869
Fixed assets, net	18,802	64,496	155,015	—	238,313
Intangible assets, net	3,228	47,746	88,475	—	139,449
Goodwill	—	112,216	160,951	—	273,167
Other assets	2,753	2,677	42,359	—	47,789
Deferred income taxes long-term	—	—	137,203	(23,550)	113,653
Investment in subsidiaries	1,087,924	5,028	—	(1,092,952)	—

Total assets	$1,115,328	$638,806	$1,200,000	$(1,235,894)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,147	$—	$18,147
Accounts payable	6,995	95,355	101,222	—	203,572
Accrued liabilities	6,189	28,343	80,359	—	114,891
Current portion of long-term debt	—	8,594	10,053	—	18,647
Income taxes payable	—	—	1,476	(117)	1,359
Intercompany balances	118,834	—	—	(118,834)	—

Total current liabilities	132,018	132,292	211,257	(118,951)	356,616
Long-term debt, net of current portion	400,000	60,700	260,475	—	721,175
Deferred income taxes long-term	—	23,550	—	(23,550)	—
Other long-term liabilities	—	25,241	12,972	—	38,213

Total liabilities	532,018	241,783	484,704	(142,501)	1,116,004
Stockholders’/invested equity	583,310	397,023	696,370	(1,093,393)	583,310
Non-controlling interest	—	—	18,926	—	18,926

Total liabilities and equity	$1,115,328	$638,806	$1,200,000	$(1,235,894)	$1,718,240

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(63,524)	$(21,716)	$712	$21,686	$(62,842)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,124	9,014	14,889	—	25,027
Stock-based compensation	11,223	—	—	—	11,223
Provision for doubtful accounts	—	(1,056)	4,584	—	3,528
Asset impairments	—	6,323	2,177	—	8,500
Equity in earnings	21,364	(687)	1,058	(20,677)	1,058
Non-cash interest expense	785	675	378	—	1,838
Deferred income taxes	—	—	184	—	184
Other adjustments to reconcile net (loss)/income	126	(17)	(377)	—	(268)
Changes in operating assets and liabilities:
Trade accounts receivable	—	55,239	1,346	—	56,585
Inventories	—	(23,280)	2,186	(1,009)	(22,103)
Other operating assets and liabilities	(582)	(20,416)	(20,126)	—	(41,124)

Net cash (used in)/provided by operating activities	(29,484)	4,079	7,011	—	(18,394)
Cash flows from investing activities:
Capital expenditures	(3,971)	(7,601)	(17,072)	—	(28,644)

Net cash used in investing activities	(3,971)	(7,601)	(17,072)	—	(28,644)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	6,157	—	6,157
Payments on lines of credit	—	—	(8,860)	—	(8,860)
Borrowings on long-term debt	—	49,000	54,134	—	103,134
Payments on long-term debt	—	(36,200)	(9,502)	—	(45,702)
Stock option exercises and employee stock purchases	3,832	—	—	—	3,832
Intercompany	29,407	(8,719)	(20,688)	—	—

Net cash provided by financing activities	33,239	4,081	21,241	—	58,561
Effect of exchange rate changes on cash	—	—	(5,453)	—	(5,453)

Net (decrease)/increase in cash and cash equivalents	(216)	559	5,727	—	6,070
Cash and cash equivalents, beginning of period	324	135	41,364	—	41,823

Cash and cash equivalents, end of period	$108	$694	$47,091	$—	$47,893

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(27,725)	$(14,892)	$31,220	$(13,920)	$(25,317)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,138	9,082	16,905	—	27,125
Stock-based compensation	12,400	—	—	—	12,400
Provision for doubtful accounts	—	(1,416)	1,835	—	419
Asset impairments	—	415	—	—	415
Equity in earnings	(16,190)	1,733	501	14,457	501
Non-cash interest expense	732	888	344	—	1,964
Deferred income taxes	—	—	9,295	—	9,295
Other adjustments to reconcile net (loss)/income	(138)	12	(586)	—	(712)
Changes in operating assets and liabilities:
Trade accounts receivable	—	25,895	(8,184)	—	17,711
Inventories	—	(14,290)	(3,695)	(537)	(18,522)
Other operating assets and liabilities	(1,825)	(11,645)	(29,491)	—	(42,961)

Net cash (used in)/provided by operating activities	(31,608)	(4,218)	18,144	—	(17,682)
Cash flows from investing activities:
Capital expenditures	(1,559)	(14,094)	(18,676)	—	(34,329)
Business acquisitions, net of cash acquired	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(1,559)	(14,094)	(27,793)	—	(43,446)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	8,464	—	8,464
Payments on lines of credit	—	—	(12,326)	—	(12,326)
Borrowings on long-term debt	—	62,500	29,477	—	91,977
Payments on long-term debt	—	(35,256)	(12,100)	—	(47,356)
Stock option exercises and employee stock purchases	779	—	—	—	779
Intercompany	32,394	(8,330)	(24,064)	—	—

Net cash provided by/(used in) financing activities	33,173	18,914	(10,549)	—	41,538
Effect of exchange rate changes on cash	—	—	(10,986)	—	(10,986)

Net increase/(decrease) in cash and cash equivalents	6	602	(31,184)	—	(30,576)
Cash and cash equivalents, beginning of period	17	1,331	108,405	—	109,753

Cash and cash equivalents, end of period	$23	$1,933	$77,221	$—	$79,177

Note 18—Condensed Consolidating Financial Information

In December 2005, the Company completed an exchange offer to exchange its Senior Notes for publicly registered notes with identical terms. Obligations under the Company’s Senior Notes are fully and unconditionally guaranteed by certain of its existing domestic subsidiaries.

The Company is required to present condensed consolidating financial information for Quiksilver, Inc. and its domestic subsidiaries within the notes to the consolidated financial statements in accordance with the criteria established for parent companies in the SEC’s Regulation S-X, Rule 3-10(f). The following condensed consolidating financial information presents the results of operations, financial position and cash flows of Quiksilver Inc., its 100% owned Guarantor subsidiaries, its non-Guarantor subsidiaries and the eliminations necessary to arrive at the information for the Company on a consolidated basis as of October 31, 2012 and 2011 and for each of fiscal 2012, 2011 and 2010. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions. Certain immaterial balances have been reclassified in the prior year financial statements to conform to the current year presentation. As a result of the adoption of ASU 2011-05, the Company has updated the following condensed consolidated statements of operations to include other comprehensive (loss)/income.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$469	$854,754	$1,262,757	$(104,741)	$2,013,239
Cost of goods sold	—	505,420	602,115	(74,642)	1,032,893

Gross profit	469	349,334	660,642	(30,099)	980,346
Selling, general and administrative expense	56,983	311,886	577,868	(30,593)	916,144
Asset impairments	—	5,162	2,072	—	7,234

Operating (loss)/income	(56,514)	32,286	80,702	494	56,968
Interest expense	28,987	5,351	26,485	—	60,823
Foreign currency gain	(173)	(35)	(1,461)	—	(1,669)
Equity in earnings	(74,572)	4,674	—	69,898	—

(Loss)/income before provision for income taxes	(10,756)	22,296	55,678	(69,404)	(2,186)
Provision for income taxes	—	1,144	6,413	—	7,557

Net (loss)/income	(10,756)	21,152	49,265	(69,404)	(9,743)
Less: net income attributable to non-controlling interest	—	—	(1,013)	—	(1,013)

Net (loss)/income attributable to Quiksilver, Inc.	(10,756)	21,152	48,252	(69,404)	(10,756)

Other Comprehensive Loss	(29,715)	—	(29,715)	29,715	(29,715)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(40,471)	$21,152	$18,537	$(39,689)	$(40,471)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$464	$736,110	$1,270,320	$(53,833)	$1,953,061
Cost of goods sold	—	399,493	554,593	(24,859)	929,227

Gross profit	464	336,617	715,727	(28,974)	1,023,834
Selling, general and administrative expense	43,045	311,840	566,703	(25,639)	895,949
Asset impairments	—	3,399	82,974	—	86,373

Operating (loss)/income	(42,581)	21,378	66,050	(3,335)	41,512
Interest expense	28,871	3,785	41,152	—	73,808
Foreign currency loss/(gain)	30	(40)	(101)	—	(111)
Equity in earnings	(50,224)	(836)	—	51,060	—

(Loss)/income before provision/(benefit) for income taxes	(21,258)	18,469	24,999	(54,395)	(32,185)
Provision/(benefit) for income taxes	—	165	(14,480)	—	(14,315)

Net (loss)/income	(21,258)	18,304	39,479	(54,395)	(17,870)
Less: net income attributable to non-controlling interest	—	—	(3,388)	—	(3,388)
Net (loss)/income attributable to Quiksilver, Inc.	(21,258)	18,304	36,091	(54,395)	(21,258)
Other comprehensive income	2,445	—	2,445	(2,445)	2,445

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(18,813)	$18,304	$38,536	$(56,840)	$(18,813)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$376	$683,767	$1,195,536	$(42,059)	$1,837,620
Cost of goods sold	—	373,740	511,777	(15,145)	870,372

Gross profit	376	310,027	683,759	(26,914)	967,248
Selling, general and administrative expense	36,867	283,347	537,153	(25,301)	832,066
Asset impairments	—	7,585	4,072	—	11,657

Operating (loss)/income	(36,491)	19,095	142,534	(1,613)	123,525
Interest expense, net	28,721	55,070	30,318	—	114,109
Foreign currency gain	(285)	(124)	(5,508)	—	(5,917)
Equity in earnings and other (income)/expense	(50,399)	(1,482)	—	51,881	—

(Loss)/income before (benefit)/provision for income taxes	(14,528)	(34,369)	117,724	(53,494)	15,333
(Benefit)/provision for income taxes	(4,844)	522	27,755	—	23,433

(Loss)/income from continuing operations	(9,684)	(34,891)	89,969	(53,494)	(8,100)
Income from discontinued operations	—	1,485	345	—	1,830

Net (loss)/income	(9,684)	(33,406)	90,314	(53,494)	(6,270)
Less: net income attributable to non-controlling interest	—	—	(3,414)	—	(3,414)

Net (loss)/income attributable to Quiksilver, Inc.	(9,684)	(33,406)	86,900	(53,494)	(9,684)
Other comprehensive income	18,286	—	18,286	(18,286)	18,286

Comprehensive income/(loss) attributable to Quiksilver, Inc.	$8,602	$(33,406)	$105,186	$(71,780)	$8,602

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$135	$41,364	$—	$41,823
Trade accounts receivable, net	—	181,945	251,798	—	433,743
Other receivables	20	6,158	26,640	—	32,818
Inventories	—	107,722	237,465	(441)	344,746
Deferred income taxes	—	5,209	21,159	—	26,368
Prepaid expenses and other current assets	2,277	9,548	14,546	—	26,371

Total current assets	2,621	310,717	592,972	(441)	905,869
Fixed assets, net	18,802	64,496	155,015	—	238,313
Intangible assets, net	3,228	47,746	88,475	—	139,449
Goodwill	—	112,216	160,951	—	273,167
Other assets	2,753	2,677	42,359	—	47,789
Deferred income taxes long-term	—	(23,550)	137,203	—	113,653
Investment in subsidiaries	1,087,924	5,028	—	(1,092,952)	—

Total assets	$1,115,328	$519,330	$1,176,975	$(1,093,393)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,147	$—	$18,147
Accounts payable	6,995	95,355	101,222	—	203,572
Accrued liabilities	6,189	28,343	80,359	—	114,891
Current portion of long-term debt	—	8,594	10,053	—	18,647
Income taxes payable	—	(117)	1,476	—	1,359
Intercompany balances	118,834	(95,809)	(23,025)	—	—

Total current liabilities	132,018	36,366	188,232	—	356,616
Long-term debt, net of current portion	400,000	60,700	260,475	—	721,175
Other long-term liabilities	—	25,241	12,972	—	38,213

Total liabilities	532,018	122,307	461,679	—	1,116,004
Stockholders’/invested equity	583,310	397,023	696,370	(1,093,393)	583,310
Non-controlling interest	—	—	18,926	—	18,926

Total liabilities and equity	$1,115,328	$519,330	$1,176,975	$(1,093,393)	$1,718,240

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$17	$1,331	$108,405	$—	$109,753
Trade accounts receivable, net	—	150,782	246,307	—	397,089
Other receivables	122	5,918	17,150	—	23,190
Income taxes receivable	—	21,338	(17,073)	—	4,265
Inventories	—	115,456	234,266	(1,965)	347,757
Deferred income taxes	—	(1,182)	33,990	—	32,808
Prepaid expenses and other current assets	2,378	8,525	14,526	—	25,429

Total current assets	2,517	302,168	637,571	(1,965)	940,291
Fixed assets, net	17,602	64,943	155,562	—	238,107
Intangible assets, net	3,007	48,743	86,393	—	138,143
Goodwill	—	112,216	156,373	—	268,589
Other assets	4,457	3,936	47,421	—	55,814
Deferred income taxes long-term	—	(16,682)	139,961	—	123,279
Investment in subsidiaries	1,084,745	8,929	—	(1,093,674)	—

Total assets	$1,112,328	$524,253	$1,223,281	$(1,095,639)	$1,764,223

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,335	$—	$18,335
Accounts payable	2,510	88,280	112,233	—	203,023
Accrued liabilities	6,673	30,088	96,183	—	132,944
Current portion of long-term debt	—	3,000	1,628	—	4,628
Intercompany balances	93,047	(34,611)	(58,436)	—	—

Total current liabilities	102,230	86,757	169,943	—	358,930
Long-term debt, net of current portion	400,000	36,542	288,181	—	724,723
Other long-term liabilities	—	41,219	16,729	—	57,948

Total liabilities	502,230	164,518	474,853	—	1,141,601
Stockholders’/invested equity	610,098	359,735	735,904	(1,095,639)	610,098
Non-controlling interest	—	—	12,524	—	12,524

Total liabilities and equity	$1,112,328	$524,253	$1,223,281	$(1,095,639)	$1,764,223

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(10,756)	$21,152	$49,265	$(69,404)	$(9,743)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	2,088	18,002	33,142	—	53,232
Stock-based compensation	22,552	—	—	—	22,552
Provision for doubtful accounts	—	(1,642)	6,236	—	4,594
Asset impairments	—	5,162	2,072	—	7,234
Equity in earnings	(74,572)	4,674	282	69,898	282
Non-cash interest expense	1,490	1,506	689	—	3,685
Deferred income taxes	—	474	(9,056)	—	(8,582)
Other adjustments to reconcile net (loss)/income	(443)	36	(6,092)	—	(6,499)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(29,521)	(23,884)	—	(53,405)
Inventories	—	7,195	(11,679)	(494)	(4,978)
Other operating assets and liabilities	10,255	2,233	(34,399)	—	(21,911)

Net cash (used in)/provided by operating activities	(49,386)	29,271	6,576	—	(13,539)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	45	8,153	—	8,198
Capital expenditures	(4,388)	(22,580)	(39,113)	—	(66,081)
Business acquisitions, net of cash acquired	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(4,388)	(22,535)	(40,077)	—	(67,000)
Cash flows from financing activities:
Transactions with non-controlling interest owners	—	(11,000)	—	—	(11,000)
Borrowings on lines of credit	—	—	15,139	—	15,139
Payments on lines of credit	—	—	(12,641)	—	(12,641)
Borrowings on long-term debt	—	93,500	46,535	—	140,035
Payments on long-term debt	—	(70,800)	(42,041)	—	(112,841)
Stock option exercises and employee stock purchases	2,241	—	—	—	2,241
Intercompany	51,840	(19,632)	(32,208)	—	—

Net cash provided by/(used in) financing activities	54,081	(7,932)	(25,216)	—	20,933
Effect of exchange rate changes on cash	—	—	(8,324)	—	(8,324)

Net increase/(decrease) in cash and cash equivalents	307	(1,196)	(67,041)	—	(67,930)
Cash and cash equivalents, beginning of period	17	1,331	108,405	—	109,753

Cash and cash equivalents, end of period	$324	$135	$41,364	—	$41,823

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(21,258)	$18,304	$39,479	$(54,395)	$(17,870)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,735	20,445	33,079	—	55,259
Stock-based compensation	14,414	—	—	—	14,414
Provision for doubtful accounts	—	1,363	7,369	—	8,732
Asset impairments	—	3,399	82,974	—	86,373
Equity in earnings	(50,224)	(994)	(197)	51,060	(355)
Non-cash interest expense	1,387	1,808	15,917	—	19,112
Deferred income taxes	—	3,703	(31,951)	—	(28,248)
Other adjustments to reconcile net (loss)/income	72	481	(6,219)	—	(5,666)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(22,106)	(11,879)	—	(33,985)
Inventories	—	(23,322)	(50,719)	3,335	(70,706)
Other operating assets and liabilities	1,090	(4,275)	30,274	—	27,089

Net cash (used in)/provided by operating activities	(52,784)	(1,194)	108,127	—	54,149
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	15	12,531	—	12,546
Capital expenditures	(12,570)	(34,624)	(42,396)	—	(89,590)
Business acquisitions, net of cash acquired	—	(528)	(5,050)	—	(5,578)

Net cash used in investing activities	(12,570)	(35,137)	(34,915)	—	(82,622)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	30,070	—	30,070
Payments on lines of credit	—	—	(35,303)	—	(35,303)
Borrowings on long-term debt	—	44,500	270,830	—	315,330
Payments on long-term debt	—	(25,524)	(259,152)	—	(284,676)
Payments of debt issuance costs	—	—	(6,391)	—	(6,391)
Stock option exercises and employee stock purchases	4,129	—	—	—	4,129
Intercompany	61,078	(20,486)	(40,592)	—	—

Net cash provided by/(used in) financing activities	65,207	(1,510)	(40,538)	—	23,159
Effect of exchange rate changes on cash	—	—	(5,526)	—	(5,526)

Net (decrease)/increase in cash and cash equivalents	(147)	(37,841)	27,148	—	(10,840)
Cash and cash equivalents, beginning of period	164	39,172	81,257	—	120,593

Cash and cash equivalents, end of period	$17	$1,331	$108,405	—	$109,753

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(9,684)	$(33,406)	$90,314	$(53,494)	$(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations	—	(1,485)	(345)	—	(1,830)
Depreciation and amortization	1,519	21,494	30,848	—	53,861
Stock-based compensation	12,831	—	—	—	12,831
Provision for doubtful accounts	—	4,360	10,947	—	15,307
Equity in earnings	(50,399)	(1,482)	(524)	51,881	(524)
Asset impairments	—	8,403	3,254	—	11,657
Non-cash interest expense	1,292	42,740	12,663	—	56,695
Deferred taxes	—	(5,652)	13,681	—	8,029
Other adjustments to reconcile net (loss)/income	(195)	(1,455)	(1,892)	—	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	—	15,735	24,111	—	39,846
Inventories	—	(5,075)	7,967	1,613	4,505
Other operating assets and liabilities	16,733	7,960	(15,561)	—	9,132

Cash (used in)/provided by operating activities of continuing operations	(27,903)	52,137	175,463	—	199,697
Cash provided by operating activities of discontinued operations	—	1,507	2,278	—	3,785

Net cash (used in)/provided by operating activities	(27,903)	53,644	177,741	—	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	34	4,519	109	—	4,662
Capital expenditures	(4,194)	(10,730)	(32,873)	—	(47,797)
Changes in restricted cash	—	—	52,706	—	52,706

Net cash (used in)/provided by investing activities	(4,160)	(6,211)	19,942	—	9,571
Cash flows from financing activities:
Borrowings on lines of credit	—	—	16,581	—	16,581
Payments on lines of credit	—	—	(27,021)	—	(27,021)
Borrowings on long-term debt	—	42,735	16,618	—	59,353
Payments on long-term debt	—	(51,489)	(169,077)	—	(220,566)
Payments of debt and equity issuance costs	(7,750)	—	(1,823)	—	(9,573)
Proceeds from stock option exercises	3,639	—	—	—	3,639
Transactions with non-controlling interests owners	—	(1,542)	(3,632)	—	(5,174)
Intercompany	36,017	900	(36,917)	—	—

Net cash provided by/(used in) financing activities	31,906	(9,396)	(205,271)	—	(182,761)
Effect of exchange rate changes on cash	—	—	(9,215)	—	(9,215)

Net (decrease)/increase in cash and cash equivalents	(157)	38,037	(16,803)	—	21,077
Cash and cash equivalents, beginning of period	321	1,135	98,060	—	99,516

Cash and cash equivalents, end of period	$164	$39,172	$81,257	—	$120,593

Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Condensed Consolidating Financial Information

Note 16—Condensed Consolidating Financial Information

Obligations under Quiksilver, Inc.’s and QS Wholesale, Inc.’s senior notes issued on July 16, 2013 (see Note 14—Subsequent Events) are fully and unconditionally guaranteed by certain of the Company’s existing 100% owned domestic subsidiaries. As a result of the subsequent registration of these notes, the Company is required to present condensed consolidating financial information for Quiksilver, Inc., QS Wholesale, Inc., and the Company’s subsidiaries within the notes to the consolidated financial statements in accordance with the criteria established for parent companies in the SEC’s Regulation S-X, Rule 3-10(f).

The following condensed consolidating financial information presents the results of operations for the second quarter and first half ended April 30, 2013 and 2012, the financial position as of April 30, 2013 and October 31, 2012, and cash flows for the first half ended April 30, 2013 and 2012, of Quiksilver, Inc., QS Wholesale, Inc., Quiksilver, Inc’s 100% owned guarantor subsidiaries, its non-guarantor subsidiaries and the eliminations necessary to arrive at the information for the Company on a consolidated basis. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions.

Condensed Consolidating Statement of Operations

Second Quarter Ended April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$116	$105,393	$108,336	$290,111	$(45,208)	$458,748
Cost of goods sold	—	65,353	71,696	144,071	(33,508)	247,612

Gross profit	116	40,040	36,640	146,040	(11,700)	211,136
Selling, general and administrative expense	11,753	36,182	36,817	141,282	(7,830)	218,204
Asset impairments	—	1,646	3,342	344	—	5,332

Operating (loss)/income	(11,637)	2,212	(3,519)	4,414	(3,870)	(12,400)
Interest expense, net	7,269	1,440	(54)	6,634	—	15,289
Foreign currency (gain)/loss	(28)	73	125	(2,788)	—	(2,618)
Equity in earnings	13,094	(483)	—	—	(12,611)	—

(Loss)/income before provision for income taxes	(31,972)	1,182	(3,590)	568	8,741	(25,071)
Provision for income taxes	423	1,231	—	5,493	—	7,147

Net loss	(32,395)	(49)	(3,590)	(4,925)	8,741	(32,218)
Less: Net income attributable to non-controlling interest	—	—	—	(177)	—	(177)

Net loss attributable to Quiksilver, Inc.	(32,395)	(49)	(3,590)	(5,102)	8,741	(32,395)
Other comprehensive loss	(16,723)	—	—	(16,723)	16,723	(16,723)

Comprehensive loss attributable to Quiksilver, Inc.	$(49,118)	$(49)	$(3,590)	$(21,825)	$25,464	$(49,118)

Condensed Consolidating Statement of Operations

Second Quarter Ended April 30, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$120	$102,789	$109,272	$328,589	$(48,557)	$492,213
Cost of goods sold	—	64,425	65,796	155,662	(35,819)	250,064

Gross profit	120	38,364	43,476	172,927	(12,738)	242,149
Selling, general and administrative expense	12,869	35,782	39,152	144,422	(8,215)	224,010
Asset impairments	—	—	415	—	—	415

Operating (loss)/income	(12,749)	2,582	3,909	28,505	(4,523)	17,724
Interest expense, net	7,239	1,391	—	6,955	—	15,585
Foreign currency loss/(gain)	13	131	81	(834)	—	(609)
Equity in earnings	(14,881)	482	—	—	14,399	—

(Loss)/income before provision for income taxes	(5,120)	578	3,828	22,384	(18,922)	2,748
Provision for income taxes	—	216	—	6,939	—	7,155

Net (loss)/income	(5,120)	362	3,828	15,445	(18,922)	(4,407)
Less: Net income attributable to non-controlling interest	—	—	—	(713)	—	(713)

Net (loss)/income attributable to Quiksilver, Inc.	(5,120)	362	3,828	14,732	(18,922)	(5,120)
Other comprehensive loss	(1,271)	—	—	(1,271)	1,271	(1,271)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(6,391)	$362	$3,828	$13,461	$(17,651)	$(6,391)

Condensed Consolidating Statement of Operations

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$232	$193,912	$222,717	$587,455	$(114,550)	$889,766
Cost of goods sold	—	117,959	159,945	277,756	(96,737)	458,923

Gross profit	232	75,953	62,772	309,699	(17,813)	430,843
Selling, general and administrative expense	27,728	72,129	75,058	283,436	(14,888)	443,463
Asset impairments	—	1,646	4,677	2,177	—	8,500

Operating (loss)/income	(27,496)	2,178	(16,963)	24,086	(2,925)	(21,120)
Interest expense, net	14,538	2,909	(55)	13,404	—	30,796
Foreign currency loss	126	86	277	66	—	555
Equity in earnings	20,941	(687)	—	—	(20,254)	—

(Loss)/income before provision for income taxes	(63,101)	(130)	(17,185)	10,616	17,329	(52,471)
Provision for income taxes	423	44	—	9,904	—	10,371

Net (loss)/income	(63,524)	(174)	(17,185)	712	17,329	(62,842)
Less: Net income attributable to non-controlling interest	—	—	—	(682)	—	(682)

Net (loss)/income attributable to Quiksilver, Inc	(63,524)	(174)	(17,185)	30	17,329	(63,524)
Other comprehensive loss	(8,613)	—	—	(8,613)	8,613	(8,613)

Comprehensive loss attributable to Quiksilver, Inc.	$(72,137)	$(174)	$(17,185)	$(8,583)	$25,942	$(72,137)

Condensed Consolidating Statement of Operations

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$236	$232,949	$226,151	$633,616	$(151,118)	$941,834
Cost of goods sold	—	146,286	150,591	291,845	(116,987)	471,735

Gross profit	236	86,663	75,560	341,771	(34,131)	470,099
Selling, general and administrative expense	29,785	73,689	78,742	287,467	(15,258)	454,425
Asset impairments	—	—	415	—	—	415

Operating (loss)/income	(29,549)	12,974	(3,597)	54,304	(18,873)	15,259
Interest expense, net	14,479	2,685	—	13,466	—	30,630
Foreign currency (gain)/loss	(113)	(124)	133	(2,355)	—	(2,459)
Equity in earnings	(16,190)	1,733	—	—	14,457	—

(Loss)/income before provision for income taxes	(27,725)	8,680	(3,730)	43,193	(33,330)	(12,912)
Provision for income taxes	—	432	—	11,973	—	12,405

Net (loss)/income	(27,725)	8,248	(3,730)	31,220	(33,330)	(25,317)
Less: Net income attributable to non-controlling interest	—	—	—	(2,408)	—	(2,408)

Net (loss)/income attributable to Quiksilver, Inc	(27,725)	8,248	(3,730)	28,812	(33,330)	(27,725)
Other comprehensive loss	(21,031)	—	—	(21,031)	21,031	(21,031)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(48,756)	$8,248	$(3,730)	$7,781	$(12,299)	$(48,756)

Condensed Consolidating Balance Sheet

April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$108	$2,186	$(1,492)	$47,091	$—	$47,893
Trade accounts receivable, net	—	82,867	44,895	247,574	—	375,336
Other receivables	19	2,925	5,601	23,388	—	31,933
Income taxes receivable	—	232	—	—	(232)	—
Inventories	—	46,391	103,330	234,160	(17,577)	366,304
Deferred income taxes	—	26,617	—	20,487	(21,408)	25,696
Prepaid expenses and other current assets	4,594	5,011	4,899	18,953	—	33,457
Intercompany balances	—	34,756	59,069	67,483	(161,308)	—

Total current assets	4,721	200,985	216,302	659,136	(200,525)	880,619
Fixed assets, net	19,454	35,349	22,425	155,727	—	232,955
Intangible assets, net	3,752	45,039	2,132	87,826	—	138,749
Goodwill	—	103,880	8,336	160,548	—	272,764
Other assets	1,902	1,396	586	39,875	—	43,759
Deferred income taxes long-term	20,387	—	—	139,240	(45,236)	114,391
Investment in subsidiaries	1,066,983	161,231	—	—	(1,228,214)	—

Total assets	$1,117,199	$547,880	$249,781	$1,242,352	$(1,473,975)	$1,683,237

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$2,756	$46,944	$38,081	$97,789	$—	$185,570
Accrued liabilities	6,049	13,345	9,313	73,773	—	102,480
Current portion of long-term debt	—	6,094	—	38,740	—	44,834
Income taxes payable	—	—	—	683	(232)	451
Deferred income taxes	20,902	—	506	—	(21,408)	—
Intercompany balances	161,308	—	—	—	(161,308)	—

Total current liabilities	191,015	66,383	47,900	210,985	(182,948)	333,335
Long-term debt	400,000	76,000	—	293,108	—	769,108
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	—
Other long-term liabilities	—	5,108	8,474	21,376	—	34,958

Total liabilities	591,015	190,442	58,659	525,469	(228,184)	1,137,401
Stockholders’/invested equity:	526,184	357,438	191,122	697,231	(1,245,791)	526,184
Non-controlling interest	—	—	—	19,652	—	19,652

Total liabilities and equity	$1,117,199	$547,880	$249,781	$1,242,352	$(1,473,975)	$1,683,237

Condensed Consolidating Balance Sheet

October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$1,966	$(1,831)	$41,364	$—	$41,823
Trade accounts receivable, net	—	80,522	101,423	251,798	—	433,743
Other receivables	20	2,767	3,391	26,640	—	32,818
Income taxes receivable	—	117	—	—	(117)	—
Inventories	—	32,156	97,522	237,465	(22,397)	344,746
Deferred income taxes	—	26,617	—	21,159	(21,408)	26,368
Prepaid expenses and other current assets	2,277	4,463	5,085	14,546	—	26,371
Intercompany balances	—	40,248	45,565	32,506	(118,319)	—

Total current assets	2,621	188,856	251,155	625,478	(162,241)	905,869
Fixed assets, net	18,802	39,175	25,321	155,015	—	238,313
Intangible assets, net	3,228	45,547	2,199	88,475	—	139,449
Goodwill	—	103,880	8,336	160,951	—	273,167
Other assets	2,753	2,083	594	42,359	—	47,789
Deferred income taxes long-term	20,387	—	—	138,502	(45,236)	113,653
Investment in subsidiaries	1,087,924	159,273	—	—	(1,247,197)	—

Total assets	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	—	18,147	—	18,147
Accounts payable	6,995	39,542	55,813	101,222	—	203,572
Accrued liabilities	6,189	15,699	12,644	80,359	—	114,891
Current portion of long-term debt	—	8,594	—	10,053	—	18,647
Income taxes payable	—	—	—	1,476	(117)	1,359
Deferred income taxes	20,902	—	506	—	(21,408)	—
Intercompany balances	118,319	—	—	—	(118,319)	—

Total current liabilities	152,405	63,835	68,963	211,257	(139,844)	356,616
Long-term debt	400,000	60,700	—	260,475	—	721,175
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	—
Other long-term liabilities	—	5,413	9,048	23,752	—	38,213

Total liabilities	552,405	172,899	80,296	495,484	(185,080)	1,116,004
Stockholders’/invested equity:	583,310	365,915	207,309	696,370	(1,269,594)	583,310
Non-controlling interest	—	—	—	18,926	—	18,926

Total liabilities and equity	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

Condensed Consolidating Statement of Cash Flows

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(63,524)	$(174)	$(17,185)	$712	$17,329	$(62,842)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,124	5,921	3,093	14,889	—	25,027
Stock based compensation	11,223	—	—	—	—	11,223
Provision for doubtful accounts	—	325	(1,381)	4,584	—	3,528
Asset impairments	—	1,646	4,677	2,177	—	8,500
Equity in earnings	20,941	(687)	—	1,058	(20,254)	1,058
Non-cash interest expense	785	675	—	378	—	1,838
Deferred income taxes	—	—	—	184	—	184
Other adjustments to reconcile net (loss)/income	126	—	(17)	(377)	—	(268)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(2,670)	57,909	1,346	—	56,585
Inventories	—	(18,169)	(9,045)	2,186	2,925	(22,103)
Other operating assets and liabilities	(582)	4,377	(24,793)	(20,126)	—	(41,124)

Net cash (used in)/provided by operating activities	(29,907)	(8,756)	13,258	7,011	—	(18,394)
Cash flows from investing activities:
Capital expenditures	(3,971)	(3,562)	(4,039)	(17,072)	—	(28,644)

Net cash used in investing activities	(3,971)	(3,562)	(4,039)	(17,072)	—	(28,644)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	6,157	—	6,157
Payments on lines of credit	—	—	—	(8,860)	—	(8,860)
Borrowings on long-term debt	—	49,000	—	54,134	—	103,134
Payments on long-term debt	—	(36,200)	—	(9,502)	—	(45,702)
Stock option exercises and employee stock purchases	3,832	—	—	—	—	3,832
Intercompany	29,830	(262)	(8,880)	(20,688)	—	—

Net cash provided by/(used in) financing activities	33,662	12,538	(8,880)	21,241	—	58,561
Effect of exchange rate changes on cash	—	—	—	(5,453)	—	(5,453)

Net (decrease)/increase in cash and cash equivalents	(216)	220	339	5,727	—	6,070
Cash and cash equivalents, beginning of period	324	1,966	(1,831)	41,364	—	41,823

Cash and cash equivalents, end of period	$108	$2,186	$(1,492)	$47,091	$—	$47,893

Condensed Consolidating Statement of Cash Flows

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(27,725)	$8,248	$(3,730)	$31,220	$(33,330)	$(25,317)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,138	5,722	3,360	16,905	—	27,125
Stock based compensation	12,400	—	—	—	—	12,400
Provision for doubtful accounts	—	(661)	(755)	1,835	—	419
Asset impairments	—	—	415	—	—	415
Equity in earnings	(16,190)	1,733	—	501	14,457	501
Non-cash interest expense	732	888	—	344	—	1,964
Deferred income taxes	—	—	—	9,295	—	9,295
Other adjustments to reconcile net (loss)/income	(138)	7	5	(586)	—	(712)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(4,562)	30,457	(8,184)	—	17,711
Inventories	—	22,831	(56,531)	(3,695)	18,873	(18,522)
Other operating assets and liabilities	(4,781)	(11,202)	2,513	(29,491)	—	(42,961)

Net cash (used in)/provided by operating activities	(34,564)	23,004	(24,266)	18,144	—	(17,682)
Cash flows from investing activities:
Capital expenditures	(1,559)	(9,084)	(5,010)	(18,676)	—	(34,329)
Business acquisitions, net of cash acquired	—	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(1,559)	(9,084)	(5,010)	(27,793)	—	(43,446)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	8,464	—	8,464
Payments on lines of credit	—	—	—	(12,326)	—	(12,326)
Borrowings on long-term debt	—	62,500	—	29,477	—	91,977
Payments on long-term debt	—	(35,256)	—	(12,100)	—	(47,356)
Stock option exercises and employee stock purchases	779	—	—	—	—	779
Intercompany	35,350	(42,151)	30,865	(24,064)	—	—

Net cash provided by/(used in) financing activities	36,129	(14,907)	30,865	(10,549)	—	41,538
Effect of exchange rate changes on cash	—	—	—	(10,986)	—	(10,986)

Net increase/(decrease) in cash and cash equivalents	6	(987)	1,589	(31,184)	—	(30,576)
Cash and cash equivalents, beginning of period	17	4,972	(3,641)	108,405	—	109,753

Cash and cash equivalents, end of period	$23	$3,985	$(2,052)	$77,221	$—	$79,177

Note 19—Condensed Consolidating Financial Information

Obligations under Quiksilver, Inc.’s and QS Wholesale, Inc.’s senior notes issued on July 16, 2013 (see Note 20—Subsequent Events) are fully and unconditionally guaranteed by certain of the Company’s existing 100% owned domestic subsidiaries. As a result of the subsequent registration of these notes, the Company is required to present condensed consolidating financial information for Quiksilver, Inc., QS Wholesale, Inc., and the Company’s subsidiaries within the notes to the consolidated financial statements in accordance with the criteria established for parent companies in the SEC’s Regulation S-X, Rule 3-10(f).

The following condensed consolidating financial information presents the results of operations, financial position and cash flows of Quiksilver, Inc., QS Wholesale, Inc., Quiksilver, Inc’s 100% owned guarantor subsidiaries, its non-guarantor subsidiaries and the eliminations necessary to arrive at the information for the Company on a consolidated basis as of October 31, 2012 and 2011 and for each of fiscal 2012, 2011 and 2010. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions.

Condensed Consolidating Statement of Operations

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$469	$453,532	$573,826	$1,262,757	$(277,345)	$2,013,239
Cost of goods sold	—	275,179	373,016	602,115	(217,417)	1,032,893

Gross profit	469	178,353	200,810	660,642	(59,928)	980,346
Selling, general and administrative expense	56,983	147,684	164,202	577,868	(30,593)	916,144
Asset impairments	—	11	5,151	2,072	—	7,234

Operating (loss)/income	(56,514)	30,658	31,457	80,702	(29,335)	56,968
Interest expense, net	28,987	5,352	(1)	26,485	—	60,823
Foreign currency (gain)/loss	(173)	(148)	113	(1,461)	—	(1,669)
Equity in earnings	(74,572)	4,674	—	—	69,898	—

(Loss)/income before provision for income taxes	(10,756)	20,780	31,345	55,678	(99,233)	(2,186)
Provision for income taxes	—	1,144	—	6,413	—	7,557

Net (loss)/income	(10,756)	19,636	31,345	49,265	(99,233)	(9,743)
Less: Net income attributable to non-controlling interest	—	—	—	(1,013)	—	(1,013)

Net (loss)/income attributable to Quiksilver, Inc	(10,756)	19,636	31,345	48,252	(99,233)	(10,756)
Other comprehensive loss	(29,715)	—	—	(29,715)	29,715	(29,715)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(40,471)	$19,636	$31,345	$18,537	$(69,518)	$(40,471)

Condensed Consolidating Statement of Operations

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$464	$440,088	$479,559	$1,270,320	$(237,370)	$1,953,061
Cost of goods sold	—	268,361	291,972	554,593	(185,699)	929,227

Gross profit	464	171,727	187,587	715,727	(51,671)	1,023,834
Selling, general and administrative expense	43,045	139,530	172,310	566,703	(25,639)	895,949
Asset impairments	—	1,778	1,621	82,974	—	86,373

Operating (loss)/income	(42,581)	30,419	13,656	66,050	(26,032)	41,512
Interest expense, net	28,871	3,795	(10)	41,152	—	73,808
Foreign currency loss/(gain)	30	(229)	189	(101)	—	(111)
Equity in earnings	(50,224)	(836)	—	—	51,060	—

(Loss)/income before provision/(benefit) for income taxes	(21,258)	27,689	13,477	24,999	(77,092)	(32,185)
Provision/(benefit) for income taxes	—	165	—	(14,480)	—	(14,315)

Net (loss)/income	(21,258)	27,524	13,477	39,479	(77,092)	(17,870)
Less: Net income attributable to non-controlling interest	—	—	—	(3,388)	—	(3,388)

Net (loss)/income attributable to Quiksilver, Inc	(21,258)	27,524	13,477	36,091	(77,092)	(21,258)
Other comprehensive income	2,445	—	—	2,445	(2,445)	2,445

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(18,813)	$27,524	$13,477	$38,536	$(79,537)	$(18,813)

Condensed Consolidating Statement of Operations

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$376	$418,623	$421,759	$1,195,536	$(198,674)	$1,837,620
Cost of goods sold	—	261,491	240,660	511,777	(143,556)	870,372

Gross profit	376	157,132	181,099	683,759	(55,118)	967,248
Selling, general and administrative expense	36,867	133,730	149,617	537,153	(29,817)	832,066
Asset impairments	—	667	6,918	4,072	—	11,657

Operating (loss)/income	(36,491)	22,735	24,564	142,534	(29,817)	123,525
Interest expense, net	28,721	55,070	—	30,318	—	114,109
Foreign currency gain	(285)	(113)	(11)	(5,508)	—	(5,917)
Equity in earnings and other (income)/expense	(50,399)	(1,482)	—	—	51,881	—

(Loss)/income before (benefit)/provision for income taxes	(14,528)	(30,740)	24,575	117,724	(81,698)	15,333
(Benefit)/provision for income taxes	(4,844)	522	—	27,755	—	23,433

(Loss)/income from continuing operations	(9,684)	(31,262)	24,575	89,969	(81,698)	(8,100)
Income from discontinued operations	—	—	1,485	345	—	1,830

Net (loss)/income	(9,684)	(31,262)	26,060	90,314	(81,698)	(6,270)
Less: Net income attributable to non-controlling interest	—	—	—	(3,414)	—	(3,414)

Net (loss) income attributable to Quiksilver, Inc	(9,684)	(31,262)	26,060	86,900	(81,698)	(9,684)
Other comprehensive income	18,286	—	—	18,286	(18,286)	18,286

Comprehensive income/(loss) attributable to Quiksilver, Inc.	$8,602	$(31,262)	$26,060	$105,186	$(99,984)	$8,602

Condensed Consolidating Balance Sheet

October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$1,966	$(1,831)	$41,364	$—	$41,823
Trade accounts receivable, net	—	80,522	101,423	251,798	—	433,743
Other receivables	20	2,767	3,391	26,640	—	32,818
Income taxes receivable	—	117	—	—	(117)	—
Inventories	—	32,156	97,522	237,465	(22,397)	344,746
Deferred income taxes	—	26,617	—	21,159	(21,408)	26,368
Prepaid expenses and other current assets	2,277	4,463	5,085	14,546	—	26,371
Intercompany balances		40,248	45,565	32,506	(118,319)	—

Total current assets	2,621	188,856	251,155	625,478	(162,241)	905,869
Fixed assets, net	18,802	39,175	25,321	155,015	—	238,313
Intangible assets, net	3,228	45,547	2,199	88,475	—	139,449
Goodwill	—	103,880	8,336	160,951	—	273,167
Other assets	2,753	2,083	594	42,359	—	47,789
Deferred income taxes long-term	20,387	—	—	138,502	(45,236)	113,653
Investment in subsidiaries	1,087,924	159,273		—	(1,247,197)	—

Total assets	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	—	18,147	—	18,147
Accounts payable	6,995	39,542	55,813	101,222	—	203,572
Accrued liabilities	6,189	15,699	12,644	80,359	—	114,891
Current portion of long-term debt	—	8,594	—	10,053	—	18,647
Income taxes payable		—	—	1,476	(117)	1,359
Deferred income taxes	20,902	—	506	—	(21,408)	0
Intercompany balances	118,319	—	—	—	(118,319)	—

Total current liabilities	152,405	63,835	68,963	211,257	(139,844)	356,616
Long-term debt	400,000	60,700	—	260,475	—	721,175
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	0
Other long-term liabilities	—	5,413	9,048	23,752	—	38,213

Total liabilities	552,405	172,899	80,296	495,484	(185,080)	1,116,004
Stockholders’/invested equity:	583,310	365,915	207,309	696,370	(1,269,594)	583,310
Non-controlling interest	—	—	—	18,926	—	18,926

Total liabilities and equity	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

Condensed Consolidating Balance Sheet

October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$17	$4,972	$(3,641)	$108,405	$—	$109,753
Trade accounts receivable, net	—	72,533	78,249	246,307	—	397,089
Other receivables	122	3,024	2,894	17,150	—	23,190
Income taxes receivable	—	390	—	3,875	—	4,265
Inventories	—	57,862	74,754	234,266	(19,125)	347,757
Deferred income taxes	—	15,111	—	33,990	(16,293)	32,808
Prepaid expenses and other current assets	2,378	3,507	5,018	14,526	—	25,429
Intercompany balances	—	—	67,075	65,631	(132,706)	—

Total current assets	2,517	157,399	224,349	724,150	(168,124)	940,291
Fixed assets, net	17,602	36,493	28,450	155,562	—	238,107
Intangible assets, net	3,007	46,510	2,233	86,393	—	138,143
Goodwill	—	103,880	8,336	156,373	—	268,589
Other assets	4,457	3,377	559	47,421	—	55,814
Deferred income taxes long-term	11,531	—	1,577	141,554	(31,383)	123,279
Investment in subsidiaries	1,084,745	163,174	—	—	(1,247,919)	—

Total assets	$1,123,859	$510,833	$265,504	$1,311,453	$(1,447,426)	$1,764,223

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	—	18,335	—	18,335
Accounts payable	2,510	50,858	37,422	112,233	—	203,023
Accrued liabilities	6,673	12,666	17,422	96,183	—	132,944
Current portion of long-term debt	—	3,000	—	1,628	—	4,628
Income taxes payable	—	—	—	—	—	—
Deferred income taxes	11,998	—	4,295	—	(16,293)	0
Intercompany balances	92,580	40,126	—	—	(132,706)	—

Total current liabilities	113,761	106,650	59,139	228,379	(148,999)	358,930
Long-term debt	400,000	36,542	—	288,181	—	724,723
Deferred income taxes long-term	—	31,383	—	—	(31,383)	0
Other long-term liabilities	—	6,546	4,937	46,465	—	57,948

Total liabilities	513,761	181,121	64,076	563,025	(180,882)	1,141,601
Stockholders’/invested equity:	610,098	329,712	201,428	735,904	(1,267,044)	610,098
Non-controlling interest	—	—	—	12,524	—	12,524

Total liabilities and equity	$1,123,859	$510,833	$265,504	$1,311,453	$(1,447,426)	$1,764,223

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(10,756)	$19,636	$31,345	$49,265	$(99,233)	$(9,743)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	2,088	11,314	6,688	33,142	—	53,232
Stock based compensation	22,552		—	—	—	22,552
Provision for doubtful accounts	—	(763)	(879)	6,236	—	4,594
Asset impairments	—	11	5,151	2,072	—	7,234
Equity in earnings	(74,572)	4,674		282	69,898	282
Non-cash interest expense	1,490	1,506	—	689	—	3,685
Deferred income taxes	—	62	412	(9,056)	—	(8,582)
Other adjustments to reconcile net (loss)/income	(443)	(94)	130	(6,092)	—	(6,499)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(7,227)	(22,294)	(23,884)	—	(53,405)
Inventories	—	23,444	(46,078)	(11,679)	29,335	(4,978)
Other operating assets and liabilities	5,918	(9,589)	16,159	(34,399)	—	(21,911)

Net cash (used in)/provided by operating activities	(53,723)	42,974	(9,366)	6,576	—	(13,539)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	43	2	8,153	—	8,198
Capital expenditures	(4,388)	(13,744)	(8,836)	(39,113)	—	(66,081)
Business acquisitions, net of cash acquired	—	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(4,388)	(13,701)	(8,834)	(40,077)	—	(67,000)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	15,139	—	15,139
Payments on lines of credit	—	—	—	(12,641)	—	(12,641)
Borrowings on long-term debt	—	93,500	—	46,535	—	140,035
Payments on long-term debt	—	(70,800)	—	(42,041)	—	(112,841)
Stock option exercises and employee stock purchases	2,241	—	—	—	—	2,241
Transactions with non-controlling interest owners	—	(11,000)	—	—	—	(11,000)
Intercompany	56,177	(43,979)	20,010	(32,208)	—	—

Net cash provided by/(used in) financing activities	58,418	(32,279)	20,010	(25,216)	—	20,933
Effect of exchange rate changes on cash	—	—	—	(8,324)	—	(8,324)

Net increase/(decrease) in cash and cash equivalents	307	(3,006)	1,810	(67,041)	—	(67,930)
Cash and cash equivalents, beginning of period	17	4,972	(3,641)	108,405	—	109,753

Cash and cash equivalents, end of period	$324	$1,966	$(1,831)	$41,364	$—	$41,823

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(21,258)	$27,524	$13,477	$39,479	$(77,092)	$(17,870)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,735	13,191	7,254	33,079	—	55,259
Stock based compensation	14,414	—	—	—	—	14,414
Provision for doubtful accounts	—	225	1,138	7,369	—	8,732
Asset impairments	—	1,778	1,621	82,974	—	86,373
Equity in earnings	(50,224)	(994)	—	(197)	51,060	(355)
Non-cash interest expense	1,387	1,808	—	15,917	—	19,112
Deferred income taxes	—	93	3,610	(31,951)	—	(28,248)
Other adjustments to reconcile net (loss)/income	72	351	130	(6,219)	—	(5,666)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(8,811)	(13,295)	(11,879)	—	(33,985)
Inventories	—	(49,448)	3,429	(50,719)	26,032	(70,706)
Other operating assets and liabilities	(17,134)	5,146	8,803	30,274	—	27,089

Net cash (used in)/provided by operating activities	(71,008)	(9,137)	26,167	108,127	—	54,149
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	5	10	12,531	—	12,546
Capital expenditures	(12,570)	(21,726)	(12,898)	(42,396)	—	(89,590)
Business acquisitions, net of cash acquired	—	—	(528)	(5,050)	—	(5,578)

Net cash used in investing activities	(12,570)	(21,721)	(13,416)	(34,915)	—	(82,622)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	30,070	—	30,070
Payments on lines of credit	—	—	—	(35,303)	—	(35,303)
Borrowings on long-term debt	—	44,500	—	270,830	—	315,330
Payments on long-term debt	—	(25,524)	—	(259,152)	—	(284,676)
Payments of debt issuance costs	—	—	—	(6,391)	—	(6,391)
Stock option exercises and employee stock purchases	4,129	—	—	—	—	4,129
Intercompany	79,302	(21,853)	(16,857)	(40,592)	—	—

Net cash provided by/(used in) financing activities	83,431	(2,877)	(16,857)	(40,538)	—	23,159
Effect of exchange rate changes on cash	—	—	—	(5,526)	—	(5,526)

Net (decrease)/increase in cash and cash equivalents	(147)	(33,735)	(4,106)	27,148	—	(10,840)
Cash and cash equivalents, beginning of period	164	38,707	465	81,257	—	120,593

Cash and cash equivalents, end of period	$17	$4,972	$(3,641)	$108,405	$—	$109,753

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(9,684)	$(31,262)	$26,060	$90,314	$(81,698)	$(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations	—	—	(1,485)	(345)	—	(1,830)
Depreciation and Amortization	1,519	12,134	9,360	30,848	—	53,861
Stock based compensation	12,831	—	—	—	—	12,831
Provision for doubtful accounts	—	2,982	1,378	10,947	—	15,307
Equity in earnings	(50,399)	(1,482)	—	(524)	51,881	(524)
Asset impairments	—	667	6,918	4,072	—	11,657
Non-Cash interest expense	1,292	42,740	—	12,663	—	56,695
Deferred taxes	—	(2,203)	(3,449)	13,681	—	8,029
Other adjustments to reconcile net (loss)/income	(195)	(1,225)	(230)	(1,892)	—	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	—	10,464	5,271	24,111	—	39,846
Inventories	—	(27,021)	(6,258)	7,967	29,817	4,505
Other operating assets and liabilities	8,350	7,975	8,368	(15,561)	—	9,132

Cash (used in)/provided by operating activities of continuing operations	(36,286)	13,769	45,933	176,281	—	199,697
Cash provided by operating activities of discontinued operations	—	—	1,507	2,278	—	3,785

Net cash (used in)/provided by operating activities	(36,286)	13,769	47,440	178,559	—	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	34	4,500	19	109	—	4,662
Capital expenditures	(4,194)	(6,901)	(3,829)	(32,873)	—	(47,797)
Changes in restricted cash	—	—	—	52,706	—	52,706

Net cash (used in)/provided by investing activities	(4,160)	(2,401)	(3,810)	19,942	—	9,571
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	16,581	—	16,581
Payments on lines of credit	—	—	—	(27,021)	—	(27,021)
Borrowings on long-term debt	—	42,735	—	16,618	—	59,353
Payments on long-term debt	—	(51,489)	—	(169,077)	—	(220,566)
Payments of debt and equity issuance costs	(7,750)	—	—	(1,823)	—	(9,573)
Proceeds from stock option exercises	3,639	—	—	—	—	3,639
Transactions with non-controlling interest owners	—	(1,542)	—	(3,632)	—	(5,174)
Intercompany	44,400	36,553	(43,218)	(37,735)	—	—

Net cash provided by/(used in) financing activities	40,289	26,257	(43,218)	(206,089)	—	(182,761)
Effect of exchange rate changes on cash	—	—	—	(9,215)	—	(9,215)

Net (decrease)/increase in cash and cash equivalents	(157)	37,625	412	(16,803)	—	21,077
Cash and cash equivalents, beginning of period	321	1,082	53	98,060	—	99,516

Cash and cash equivalents, end of period	$164	$38,707	$465	$81,257	$—	$120,593

Note 20

Subsequent Events	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Subsequent Events

14. Subsequent Events

On May 24, 2013, Quiksilver, Inc., as a guarantor, QS Wholesale, Inc., as lead borrower, and certain other U.S., Canadian, Australian and Japanese subsidiaries of Quiksilver, Inc., as borrowers (collectively, the “Borrower”) and/or as guarantors, entered into an Amended and Restated Credit Agreement with Bank of America, N.A., as administrative agent (in such capacity, the “Agent”), and the lenders and other agents party thereto (the “Revolving Facility”), which amended and restated the existing asset-based credit facility for Quiksilver, Inc.’s Americas operations.

Under the Revolving Facility, the amount to be extended to the Borrower is limited to the lesser of (i) $160 million in the case of U.S. borrowers; $30 million in the case of the Canadian borrower; $25 million in the case of the Australian borrower; or $15 million in the case of the Japanese borrower (with a Borrower option to expand the aggregate commitments by up to an additional $125 million on certain conditions) and (ii) a borrowing base calculated upon designated percentages of eligible accounts receivable, eligible inventory and, in the case of U.S. and Canadian borrowers, eligible credit card receivables of the applicable borrowers and guarantors, less customary reserves. The Revolving Facility includes a $92.5 million sublimit for U.S. letters of credit; a $12.5 million sublimit for Canadian letters of credit; a $25 million sublimit for Australian letters of credit; and a $15 million sublimit for Japanese letters of credit. Outstanding loans generally may be repaid in whole or in part at any time, without penalty, subject to certain customary limitations. The Revolving Facility has a term of five years; provided that, if the U.S. senior notes or any applicable indebtedness incurred to refinance such notes or the European senior notes or any applicable indebtedness incurred to refinance such notes are not refinanced or redeemed at least 91 days prior to their applicable scheduled maturity date, the Revolving Facility shall become automatically due and payable 91 days prior to such applicable scheduled maturity date.

In the case of U.S. borrowers, the interest rate on borrowings under the Revolving Facility is determined, at the Borrower’s option, as either: (i) an adjusted London Inter-Bank Offer (“LIBO”) rate plus a spread of 1.75% to 2.25%; or (ii) a Base Rate (as defined below) plus a spread of 0.75% to 1.75%. The Base Rate is the highest of (A) the U.S. prime rate, (B) the federal funds effective rate plus 0.5%, and (C) an adjusted LIBO rate for an interest period of one month plus 1% per annum. In the case of the Canadian borrower, the interest rate on borrowings under the Revolving Facility is determined, at the Canadian borrower’s option, as any of: (i) an adjusted LIBO rate plus a spread of 1.75% to 2.25% (if U.S. Dollar loans); or (ii) a Canadian Base Rate (as defined below) plus a spread of 0.75% to 1.75%; or (iii) a bankers’ acceptance equivalent rate plus a spread of 1.75% to 2.25%; or (iv) a Canadian Prime Rate (as defined below) plus a spread of 0.75% to 1.75%. The Canadian Base Rate is the highest of (A) the base rate for U.S. Dollar-denominated commercial loans made in Canada, (B) the federal funds effective rate plus 0.5%, and (C) an adjusted LIBO rate for an interest period of one month plus 1% per annum. The Canadian Prime Rate is the highest of (A) the Canadian prime rate, (B) the Bank of Canada overnight rate plus 0.5%, and (C) a bankers’ acceptance equivalent rate for an interest period of 30 days plus 1% per annum. In the case of the Australian borrower, the interest rate on borrowings under the Revolving Facility is determined, at the Australian borrower’s option, as any of: (i) an adjusted LIBO rate plus a spread of 1.75% to 2.25% (if U.S. Dollar loans); or (ii) an Australian Base Rate (as defined below) plus a spread of 0.75% to 1.75%; or (iii) the Australian bank bill rate plus a spread of 1.75% to 2.25%. The Australian Base Rate is the higher of (A) the “cash rate” determined by the Australian Reserve Bank Board at which banks borrow from each other on an overnight, unsecured basis and (B) the Australian bank bill rate for an interest period of one month plus 1% per annum. In the case of the Japanese borrower, the interest rate on borrowings under the Revolving Facility is determined, at the Japanese borrower’s option, as any of: (i) a Tokyo interbank offered (“TIBOR”) rate plus a spread of 1.75% to 2.25%; or (ii) a Japanese Base Rate (as defined below) plus a spread of 0.75% to 1.75%. The Japanese Base Rate is the higher of (A) the “basic loan rate” established by the Bank of Japan and (B) the TIBOR rate for an interest period of one month plus 1% per annum. The applicable spreads are based upon the average daily excess availability under the Revolving Facility. The applicable rate of interest under the Revolving Facility will increase by 2% during an event of default.

The Revolving Facility is guaranteed by Quiksilver, Inc. and its domestic, Canadian, Australian and Japanese subsidiaries (other than immaterial subsidiaries) (collectively, the “Guarantors”), except that Canadian, Australian and Japanese subsidiaries of Quiksilver, Inc. do not guarantee the obligations of the U.S. loan parties. The obligations of the Borrower under the Revolving Facility generally are secured by (i) subject to certain exceptions, a first priority security interest in the inventory and accounts receivable of the Borrower and the Guarantors, together with general intangibles (excluding intellectual property rights) and other property related to the inventory and accounts receivable, (ii) subject to certain exceptions, a security interest in substantially all other personal property of the Borrower and Guarantors (which security interest is a second priority security interest in the case of the U.S. loan parties) and (iii) subject to certain exceptions, a pledge of the shares of certain subsidiaries of the Borrower and Guarantors (which pledge is a second priority pledge in the case of the U.S. loan parties), except that the assets of the Canadian, Australian and Japanese subsidiaries of Quiksilver, Inc. do not secure the obligations of the U.S. loan parties.

The Revolving Facility contains customary default provisions and provides that, upon the occurrence of an event of default relating to the bankruptcy or insolvency of the Borrower or other subsidiaries, the unpaid balance of the principal and accrued interest under the Revolving Facility and all other obligations of the Borrower under the loan documents will become immediately due and payable without any action under the Revolving Facility. Upon the occurrence of any other event of default (which would include a default under other material indebtedness), the Agent may, by written notice, declare the unpaid balance of the principal and accrued interest under the Revolving Facility and all other obligations under the loan documents immediately due and payable without any further action.

The Revolving Facility also includes certain representations and warranties and restrictive covenants usual for facilities and transactions of this type. The Revolving Facility does not have a financial maintenance covenant, other than a minimum fixed charge coverage ratio of 1.0 to 1.0 that would only apply if aggregate excess availability under the Revolving Facility is less than the greater of (a) $15 million and (b) 10% of the lesser of the borrowing base and the aggregate Revolving Facility commitments at such time; provided that, for such purposes Australian excess availability and Japanese excess availability shall not account for more than 40% of aggregate excess availability. The Borrower paid customary agency, arrangement and upfront fees in connection with the Revolving Facility.

On July 16, 2013, Quiksilver, Inc. and QS Wholesale, Inc. (the “Issuers”) issued (i) $280,000,000 aggregate principal amount of their 7.875% Senior Secured Notes due 2018 (the “Senior Secured Notes”) pursuant to the indenture (the “2018 Indenture”), dated as of July 16, 2013, by and among the Issuers, the subsidiary guarantors party thereto and Wells Fargo Bank, National Association, as trustee and as collateral agent, and (ii) $225,000,000 aggregate principal amount of their 10.000% Senior Notes due 2020 (the “Senior Notes”) pursuant to the indenture (the “2020 Indenture”), dated as of July 16, 2013, by and among the Issuers, the guarantors party thereto and Wells Fargo Bank, National Association, as trustee (together, the “Notes Offerings”).

Quiksilver, Inc. used the net proceeds from the Notes Offerings to redeem all of its outstanding 6.875% Senior Notes due April 15, 2015 (the “2015 Notes”) on August 15, 2013. On the closing date of the Notes Offerings, Quiksilver, Inc. deposited with the trustee of the 2015 Notes funds sufficient to redeem all of the 2015 Notes in order to discharge the indenture governing the 2015 Notes. Quiksilver, Inc. also used the net proceeds from the Notes Offerings to repay in full and terminate its Americas Term Loan and to pay down a portion of the outstanding amounts under the Revolving Facility.

The Senior Secured Notes are guaranteed on a senior secured basis and the Senior Notes are guaranteed on a senior unsecured basis by each of Quiksilver, Inc.’s U.S. subsidiaries (other than QS Wholesale, Inc.) that guarantees any of its debt or is an obligor under the Revolving Facility.

The Senior Secured Notes and the related guarantees are secured, subject to certain exceptions, by (1) a second-priority security interest in the current assets of the Issuers and the guarantors, together with all related general intangibles (excluding intellectual property rights) and other property related to such assets, including the proceeds thereof, which assets secure the Revolving Facility on a first-priority basis; and (2) a first-priority security interest in substantially all other property (including intellectual property rights) of the Issuers and the guarantors and a first-priority pledge of 100% of the equity interests of certain subsidiaries directly owned by the Issuers and the guarantors (but excluding equity interests of applicable foreign subsidiaries of the Issuers and the guarantors possessing more than 65% of the total combined voting power of all classes of equity interests of such applicable foreign subsidiaries entitled to vote) and the proceeds of the foregoing. The Senior Notes are not secured.

On or after February 1, 2016 and prior to the maturity date of August 1, 2018, the Issuers may redeem some or all of the Senior Secured Notes at any time at the redemption prices described in the 2018 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date. Before February 1, 2016, the Issuers may redeem some or all of the Senior Secured Notes at any time at a redemption price of 100% of the principal amount of the Senior Secured Notes redeemed, plus a “make-whole” premium described in the 2018 Indenture, and accrued and unpaid interest, if any, to, but excluding, the redemption date. Before February 1, 2016, the Issuers may redeem up to 35% of the aggregate principal amount of the Senior Secured Notes with the proceeds from certain equity offerings at the redemption price described in the 2018 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

On or after August 1, 2016 and prior to the maturity date of August 1, 2020, the Issuers may redeem some or all of the Senior Notes at any time at the redemption prices described in the 2020 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date. Before August 1, 2016, the Issuers may redeem some or all of the Senior Notes at any time at a redemption price of 100% of the principal amount of the Senior Notes redeemed, plus a “make-whole” premium described in the 2020 Indenture, and accrued and unpaid interest, if any, to, but excluding, the redemption date. Before August 1, 2016, the Issuers may redeem up to 35% of the aggregate principal amount of the Senior Notes with the proceeds from certain equity offerings at the redemption price described in the 2020 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

Both the 2018 Indenture and the 2020 Indenture include covenants that limit Quiksilver, Inc.’s ability to, among other things: incur additional debt; pay dividends on its capital stock or repurchase its capital stock; make certain investments; enter into certain types of transactions with affiliates; cause its restricted subsidiaries to pay dividends or make other payments to Quiksilver, Inc.; use assets as security in other transactions; and sell certain assets or merge with or into other companies. If Quiksilver, Inc. experiences a change of control (as defined in the applicable indenture), Quiksilver, Inc. will be required to offer to purchase the Senior Secured Notes and the Senior Notes at a purchase price equal to 101% of their respective principal amount, plus accrued and unpaid interest.

Note 20—Subsequent Events

On July 16, 2013, Quiksilver, Inc. and QS Wholesale, Inc. (the “Issuers”) issued (i) $280,000,000 aggregate principal amount of their 7.875% Senior Secured Notes due 2018 (the “Senior Secured Notes”) pursuant to the indenture (the “2018 Indenture”), dated as of July 16, 2013, by and among the Issuers, the subsidiary guarantors party thereto and Wells Fargo Bank, National Association, as trustee and as collateral agent, and (ii) $225,000,000 aggregate principal amount of their 10.000% Senior Notes due 2020 (the “Senior Notes”) pursuant to the indenture (the “2020 Indenture”), dated as of July 16, 2013, by and among the Issuers, the guarantors party thereto and Wells Fargo Bank, National Association, as trustee (together, the “Notes Offerings”).

Quiksilver, Inc. used the net proceeds from the Notes Offerings to redeem all of its outstanding 6.875% Senior Notes due April 15, 2015 (the “2015 Notes”) on August 15, 2013. On the closing date of the Notes Offerings, Quiksilver, Inc. deposited with the trustee of the 2015 Notes funds sufficient to redeem all of the 2015 Notes in order to discharge the indenture governing the 2015 Notes. Quiksilver, Inc. also used the net proceeds from the Notes Offerings to repay in full and terminate its Americas Term Loan and to pay down a portion of the outstanding amounts under its asset-based credit facility (the “ABL”).

The Senior Secured Notes are guaranteed on a senior secured basis and the Senior Notes are guaranteed on a senior unsecured basis by each of Quiksilver, Inc.’s U.S. subsidiaries (other than QS Wholesale, Inc.) that guarantees any of its debt or is an obligor under the ABL.

The Senior Secured Notes and the related guarantees are secured, subject to certain exceptions, by (1) a second-priority security interest in the current assets of the Issuers and the guarantors, together with all related general intangibles (excluding intellectual property rights) and other property related to such assets, including the proceeds thereof, which assets secure the ABL on a first-priority basis; and (2) a first-priority security interest in substantially all other property (including intellectual property rights) of the Issuers and the guarantors and a first-priority pledge of 100% of the equity interests of certain subsidiaries directly owned by the Issuers and the guarantors (but excluding equity interests of applicable foreign subsidiaries of the Issuers and the guarantors possessing more than 65% of the total combined voting power of all classes of equity interests of such applicable foreign subsidiaries entitled to vote) and the proceeds of the foregoing. The Senior Notes are not secured.

On or after February 1, 2016 and prior to the maturity date of August 1, 2018, the Issuers may redeem some or all of the Senior Secured Notes at any time at the redemption prices described in the 2018 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date. Before February 1, 2016, the Issuers may redeem some or all of the Senior Secured Notes at any time at a redemption price of 100% of the principal amount of the Senior Secured Notes redeemed, plus a “make-whole” premium described in the 2018 Indenture, and accrued and unpaid interest, if any, to, but excluding, the redemption date. Before February 1, 2016, the Issuers may redeem up to 35% of the aggregate principal amount of the Senior Secured Notes with the proceeds from certain equity offerings at the redemption price described in the 2018 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

On or after August 1, 2016 and prior to the maturity date of August 1, 2020, the Issuers may redeem some or all of the Senior Notes at any time at the redemption prices described in the 2020 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date. Before August 1, 2016, the Issuers may redeem some or all of the Senior Notes at any time at a redemption price of 100% of the principal amount of the Senior Notes redeemed, plus a “make-whole” premium described in the 2020 Indenture, and accrued and unpaid interest, if any, to, but excluding, the redemption date. Before August 1, 2016, the Issuers may redeem up to 35% of the aggregate principal amount of the Senior Notes with the proceeds from certain equity offerings at the redemption price described in the 2020 Indenture, plus accrued and unpaid interest, if any, to, but excluding, the redemption date.

Both the 2018 Indenture and the 2020 Indenture include covenants that limit Quiksilver, Inc.’s ability to, among other things: incur additional debt; pay dividends on its capital stock or repurchase its capital stock; make certain investments; enter into certain types of transactions with affiliates; cause its restricted subsidiaries to pay dividends or make other payments to Quiksilver, Inc.; use assets as security in other transactions; and sell certain assets or merge with or into other companies. If Quiksilver, Inc. experiences a change of control (as defined in the applicable indenture), Quiksilver, Inc. will be required to offer to purchase the Senior Secured Notes and the Senior Notes at a purchase price equal to 101% of their respective principal amount, plus accrued and unpaid interest.

New Accounting Pronouncements	6 Months Ended
Apr. 30, 2013
New Accounting Pronouncements

2. New Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” ASU 2013-02 requires presentation, either on the face of the financial statements or in the notes, of amounts reclassified out of accumulated other comprehensive income by component and by net income line item. This new guidance is effective on a prospective basis for the Company on November 1, 2013. As this guidance only impacts the presentation and disclosure of amounts reclassified out of accumulated other comprehensive income, the adoption will not have an impact on the Company’s consolidated financial position or results of operations.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment.” ASU 2011-08 allows entities testing goodwill for impairment the option of performing a qualitative assessment to determine the likelihood of goodwill impairment and whether it is necessary to perform the two-step impairment test currently required. The updated guidance became effective for the Company on November 1, 2012. The adoption of this standard did not have a material impact on the Company’s consolidated financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income.” ASU 2011-05 requires the components of net income and other comprehensive income to be either presented in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. In December 2011, the FASB issued ASU 2011-12, which indefinitely defers the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented, while the FASB further deliberated this aspect of the proposal. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. Both issuances on the presentation of comprehensive income became effective for the Company on November 1, 2012. As this guidance only amends the presentation of the components of comprehensive income, the adoption did not have an impact on the Company’s consolidated financial position or results of operations.

Earnings per Share and Stock-Based Compensation	6 Months Ended
Apr. 30, 2013
Earnings per Share and Stock-Based Compensation

4. Earnings per Share and Stock-Based Compensation

The Company reports basic and diluted earnings per share (“EPS”). Basic EPS is based on the weighted average number of shares outstanding during the period, while diluted EPS additionally includes the dilutive effect of the Company’s outstanding stock options, warrants and shares of restricted stock computed using the treasury stock method.

The table below sets forth the reconciliation of the denominator of each net loss per share calculation for the second quarter and first half ended April 30, 2013 and 2012:

	Second Quarter Ended April 30,		First Half Ended April 30,
In thousands	2013	2012	2013	2012
Shares used in computing basic net loss per share	166,815	163,953	166,282	163,655
Dilutive effect of stock options and restricted stock(1)	—	—	—	—
Dilutive effect of stock warrants(1)	—	—	—	—

Shares used in computing diluted net loss per share	166,815	163,953	166,282	163,655

(1)

For the second quarter ended April 30, 2013 and 2012, the shares used in computing diluted net loss per share do not include 4,389,000 and 4,080,000, respectively, of dilutive stock options and shares of restricted stock, nor 18,074,000 and 14,321,000, respectively, of dilutive warrant shares as the effect is anti-dilutive given the Company’s loss. For the second quarter ended April 30, 2013 and 2012, additional stock options outstanding of 6,252,000 and 10,264,000, respectively, and additional warrant shares outstanding of 7,580,000 and 11,333,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method. For the first half ended April 30, 2013 and 2012, the shares used in computing diluted net loss per share do not include 3,814,000 and 3,979,000, respectively, of dilutive stock options and shares of restricted stock, nor 16,833,000 and 13,349,000, respectively, of dilutive warrant shares as the effect is anti-dilutive given the Company’s loss. For the first half ended April 30, 2013 and 2012, additional stock options outstanding of 6,936,000 and 10,556,000, respectively, and additional warrant shares outstanding of 8,821,000 and 12,305,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method.

The Company accounts for stock-based compensation under the fair value recognition provisions of ASC 718 “Stock Compensation.” Stock-based compensation expense is included as selling, general and administrative expense for the period.

The Company has previously granted performance based restricted stock units and options to certain key employees and executives. The vesting of the restricted stock units is contingent upon a required service period as well as the Company’s achievement of a specified common stock price threshold. The vesting of the options is contingent upon a required service period as well as a combination of the Company’s achievement of specified annual performance targets and specified common stock price thresholds. The Company believes that the granting of these awards serves to further align the interests of its employees and executives with those of its stockholders. Based on the vesting contingencies in the awards, the Company uses a Monte-Carlo simulation in order to determine the grant date fair values of the awards. For the first half ended April 30, 2013, the assumptions used in the Monte-Carlo simulations for the restricted stock units granted included a risk-free interest rate of 0.4% to 0.6%, volatility of 64% to 89%, and zero dividend yield. The weighted average fair value of the restricted stock units granted for the first half ended April 30, 2013 was $4.12. There were no restricted stock unit grants during the first half ended April 30, 2012. There were no performance options granted during the first half ended April 30, 2013 or 2012.

Activity related to performance based options and performance based restricted stock units for the first half ended April 30, 2013 is as follows:

	Performance Options	Performance Restricted Stock Units
Non-vested, October 31, 2012	856,000	7,929,375
Granted	—	5,750,000
Vested	—	—
Canceled	(112,000)	(2,097,343)

Non-vested, April 30, 2013	744,000	11,582,032

As of April 30, 2013, the Company had approximately $1 million and $14 million of unrecognized compensation expense, net of estimated forfeitures, related to the performance based options and the performance based restricted stock units, respectively. This unrecognized compensation expense is expected to be recognized over a weighted average period of approximately 2.5 years and 1.0 year, respectively.

For non-performance based options, the Company uses the Black-Scholes option-pricing model to value compensation expense. Forfeitures are estimated at the date of grant based on historical rates and reduce the compensation expense recognized. The expected term of options granted is derived from historical data on employee exercises. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the date of grant. Expected volatility is based on the historical volatility of the Company’s stock. For the first half ended April 30, 2013 and 2012, options granted were valued assuming a risk-free interest rate of 1.3%, volatility of 78% and 76%, respectively, zero dividend yield, and an expected life of 7.1 years. The weighted average fair value of the grants was $4.61 and $3.10 for the first half ended April 30, 2013 and 2012. The Company records stock-based compensation expense using the graded vested method over the vesting period, which is generally three years. As of April 30, 2013, the Company had approximately $1 million of unrecognized compensation expense for non-performance based options expected to be recognized over a weighted average period of approximately 1.3 years.

Changes in shares under option, excluding performance based options, for the first half ended April 30, 2013 are as follows:

Dollar amounts in thousands, except per share amounts	Shares	Weighted Average Price	Weighted Average Life	Aggregate Intrinsic Value
Outstanding, October 31, 2012	12,325,499	$4.49
Granted	150,000	6.45

Exercised	(1,046,128)	3.13		$2,273
Canceled	(1,376,505)	7.08

Outstanding, April 30, 2013	10,052,866	$4.31	5.4	$28,240

Options exercisable, April 30, 2013	7,304,371	$4.54	5.0	$19,869

Of the 2.7 million non-vested shares under option as of April 30, 2013, approximately 2.6 million are expected to vest over their respective lives. These shares have a weighted average exercise price of approximately $3.68, a weighted average life of approximately 6.6 years and an aggregate intrinsic value of approximately $8.4 million.

Changes in non-vested shares under option, excluding performance based options, for the first half ended April 30, 2013 are as follows:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested, October 31, 2012	4,422,172	$1.92
Granted	150,000	4.61
Vested	(1,613,676)	2.55
Canceled	(210,001)	1.77

Non-vested, April 30, 2013	2,748,495	$1.82

The Company also grants restricted stock and restricted stock units under its 2013 Performance Incentive Plan, which was approved by the Company’s stockholders in March 2013. Prior to March 2013, the Company issued restricted stock and restricted stock units under the Company’s 2000 Stock Incentive Plan. Stock issued under both plans generally vests in three years. In March 2010, the Company’s stockholders approved a grant of three million shares of restricted stock to a Company sponsored athlete, Kelly Slater. In accordance with the terms of the related restricted stock agreement, the final 600,000 shares vested in April 2013.

Changes in restricted stock for the first half ended April 30, 2013 are as follows:

Shares
Outstanding, October 31, 2012	801,667
Granted	90,000
Vested	(680,000)
Forfeited	(26,667)

Outstanding, April 30, 2013	185,000

Compensation expense for restricted stock is determined using the intrinsic value method and forfeitures are estimated at the date of grant based on historical rates and reduce the compensation expense recognized. The Company monitors the probability of meeting the restricted stock performance criteria, if any, and adjusts the amortization period as appropriate. As of April 30, 2013, there had been no acceleration of amortization periods and the Company had approximately $0.2 million of unrecognized compensation expense expected to be recognized over a weighted average period of approximately one year.

Stockholders' Equity and Non-controlling Interest	6 Months Ended
Apr. 30, 2013
Stockholders' Equity and Non-controlling Interest

11. Stockholders’ Equity and Non-controlling Interest

The following tables summarize the changes in equity attributable to Quiksilver, Inc. and the non-controlling interests of its consolidated subsidiaries:

In thousands For the first half ended April 30, 2013:	Attributable to Quiksilver, Inc.	Non- controlling Interest	Total Stockholders’ Equity
Balance, October 31, 2012	$583,310	$18,926	$602,236
Stock compensation expense	11,223	—	11,223
Exercise of stock options	3,275	—	3,275
Employee stock purchase plan	557	—	557
Transactions with non-controlling interest holders	(44)	44	—
Net loss and other comprehensive (loss)/income	(72,137)	682	(71,455)

Balance, April 30, 2013	$526,184	$19,652	$545,836

For the first half ended April 30, 2012:	Attributable to Quiksilver, Inc.	Non- controlling Interest	Total Stockholders’ Equity
Balance, October 31, 2011	$610,098	$12,524	$622,622
Stock compensation expense	12,400	—	12,400
Exercise of stock options	220	—	220
Employee stock purchase plan	559	—	559
Business acquisitions	—	1,440	1,440
Net loss and other comprehensive (loss)/income	(48,756)	2,408	(46,348)

Balance, April 30, 2012	$574,521	$16,372	$590,893

Litigation, Indemnities and Guarantees	6 Months Ended
Apr. 30, 2013
Litigation, Indemnities and Guarantees

12. Litigation, Indemnities and Guarantees

As part of its global operations, the Company may be involved in legal claims involving trademarks, intellectual property, licensing, employment matters, compliance, contracts and other matters incidental to its business. The Company believes the resolution of any such matter currently threatened or pending will not have a material effect on its financial condition, results of operations or liquidity.

During its normal course of business, the Company has made certain indemnities, commitments and guarantees under which it may be required to make payments in relation to certain transactions. These include (i) intellectual property indemnities to the Company’s customers and licensees in connection with the use, sale and/or license of the Company’s products, (ii) indemnities to various lessors in connection with facility leases for certain claims arising from such facilities or leases, (iii) indemnities to vendors and service providers pertaining to claims based on the negligence or willful misconduct of the Company, and (iv) indemnities involving the accuracy of representations and warranties in certain contracts. The duration of these indemnities, commitments and guarantees varies and, in certain cases, may be indefinite. The majority of these indemnities, commitments and guarantees do not provide for any limitation of the maximum potential for future payments the Company could be obligated to make. The Company has not recorded any liability for these indemnities, commitments and guarantees in the accompanying consolidated balance sheets.

Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Quiksilver, Inc. and subsidiaries, including QS Wholesale, Inc. and subsidiaries (“Quiksilver Americas”), Pilot, SAS and subsidiaries (“Quiksilver EMEA”) and Quiksilver Australia Pty Ltd. and subsidiaries (“Quiksilver APAC”). Intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statement presentation.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. References to any particular fiscal year refer to the year ended October 31 of that year (for example, “fiscal 2012” refers to the year ended October 31, 2012).

Cash Equivalents

Cash Equivalents

Certificates of deposit and highly liquid short-term investments purchased with original maturities of three months or less are considered cash equivalents. Carrying values approximate fair value.

Inventories

Inventories

Inventories are valued at the lower of cost (first-in, first-out and moving average, depending on entity) or market. Management regularly reviews the inventory quantities on hand and adjusts inventory values for excess and obsolete inventory based primarily on estimated forecasts of product demand and market value.

Fixed Assets

Fixed Assets

Furniture and other equipment, computer equipment, manufacturing equipment and buildings are recorded at cost and depreciated on a straight-line basis over their estimated useful lives, which generally range from two to twenty years. Leasehold improvements are recorded at cost and amortized over their estimated useful lives or related lease term, whichever is shorter. Land use rights for certain leased retail locations are amortized to estimated residual value.

Long-Lived Assets

Long-Lived Assets

The Company accounts for the impairment and disposition of long-lived assets in accordance with Accounting Standards Codification (“ASC”) 360, “Property, Plant, and Equipment.” In accordance with ASC 360, management assesses potential impairments of its long-lived assets whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. An impairment loss is recognized when the carrying value exceeds the undiscounted future cash flows estimated to result from the use and eventual disposition of the asset. The Company recorded approximately $7 million in fixed asset impairments related to its retail stores during fiscal 2012 and $12 million in each of fiscal 2011 and 2010, respectively, to write-down the carrying value to their estimated fair values. Fair value is determined using a discounted cash flow model which requires “Level 3” inputs, as defined in ASC 820, “Fair Value Measurements and Disclosures.” On an individual retail store basis, these inputs typically include annual revenue growth assumptions ranging from (15)% to 20% per year depending upon the location, life cycle and current economics of a specific store, as well as modest gross margin and expense improvement assumptions. The impairment charges reduced the carrying amounts of the respective long-lived assets as follows:

	Year Ended October 31,
In thousands	2012	2011	2010
Carrying value of long-lived assets	$7,933	$13,592	$14,865
Less: Impairment charges	(7,234)	(12,228)	(11,657)

Fair value of long-lived assets	$699	$1,364	$3,208

Goodwill and Intangible Assets

Goodwill and Intangible Assets

The Company accounts for goodwill and intangible assets in accordance with ASC 350, “Intangibles—Goodwill and Other.” Under ASC 350, goodwill and intangible assets with indefinite lives are not amortized but are tested for impairment annually and also in the event of an impairment indicator. The annual impairment test is a fair value test as prescribed by ASC 350 which includes assumptions such as projected annual revenue growth ranging from 0% to 8% per year, annual gross margin improvements ranging from 0 to 230 basis points per year, and SG&A expense improvements ranging from 0 to 310 basis points per year as a percentage of net revenues, and discount rates. No goodwill impairments were recorded in fiscal 2012. However, due to the natural disasters that occurred in the Company’s APAC reporting unit during the first half of fiscal 2011 and their resulting impact on the Company’s business, the Company recorded a goodwill impairment charge of approximately $74 million in fiscal 2011.

As of October 31, 2012, the fair value of the Americas reporting unit substantially exceeded its carrying value. The fair values of the EMEA and APAC reporting units exceeded their carrying values by 6% and 5%, respectively. Goodwill amounted to $191 million for EMEA and $6 million for APAC as of October 31, 2012. Based on the uncertainty of future revenue growth rates, gross profit and expense performance, and other assumptions used to estimate goodwill recoverability in the Company’s reporting units, future reductions in the Company’s expected cash flows for a reporting unit as a result of any variation between projected and actual results could cause a material impairment of goodwill.

Revenue Recognition

Revenue Recognition

Revenues are recognized upon the transfer of title and risk of ownership to customers. Allowances for estimated returns and doubtful accounts are provided when revenues are recorded. Returns and allowances are reported as reductions in revenues, whereas allowances for bad debts are reported as a component of selling, general and administrative expense. Royalty income is recorded as earned. The Company performs ongoing credit evaluations of its customers and generally does not require collateral.

Revenues in the Consolidated Statements of Operations include the following:

	Year Ended October 31,
In thousands	2012	2011	2010
Product sales, net	$1,993,668	$1,926,941	$1,825,807
Royalty income	19,571	26,120	11,813

	$2,013,239	$1,953,061	$1,837,620

Promotion and Advertising

Promotion and Advertising

The Company’s promotion and advertising efforts include athlete sponsorships, world-class boardriding contests, websites, magazine advertisements, retail signage, television programs, co-branded products, surf camps, social media and other events. For fiscal 2012, 2011 and 2010, these expenses totaled $111 million, $124 million and $107 million, respectively. Advertising costs are expensed when incurred.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability approach as promulgated by the authoritative guidance included in ASC 740, “Income Taxes.” Deferred income tax assets and liabilities are established for temporary differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities at tax rates expected to be in effect when such assets or liabilities are realized or settled. Deferred income tax assets are reduced by a valuation allowance if, in the judgment of the Company’s management, it is more likely than not that such assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in the financial statements. This guidance provides that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the tax position. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as a component of its provision for income taxes. The application of this guidance can create significant variability in the effective tax rate from period to period based upon changes in or adjustments to the Company’s uncertain tax positions.

Stock-Based Compensation Expense

Stock-Based Compensation Expense

The Company recognizes compensation expense for all stock-based payments net of an estimated forfeiture rate and only recognizes compensation cost for those shares expected to vest using the graded vested method over the requisite service period of the award. For option valuations, the Company determines the fair value at the grant date using the Black-Scholes option-pricing model which requires the input of certain assumptions, including the expected life of the stock-based payment awards, stock price volatility and interest rates. For performance based equity awards with stock price contingencies, the Company determines the fair value using a Monte-Carlo simulation, which creates a normal distribution of future stock prices, which is then used to value the awards based on their individual terms.

Earnings per Share and Stock-Based Compensation

The Company reports basic and diluted earnings per share (“EPS”). Basic EPS is based on the weighted average number of shares outstanding during the period, while diluted EPS additionally includes the dilutive effect of the Company’s outstanding stock options, warrants and shares of restricted stock computed using the treasury stock method.

Net Loss per Share

The Company reports basic and diluted earnings per share (“EPS”). Basic EPS is based on the weighted average number of shares outstanding during the period, while diluted EPS additionally includes the dilutive effect of the Company’s outstanding stock options, warrants and shares of restricted stock computed using the treasury stock method.

The table below sets forth the reconciliation of the denominator of each net loss per share calculation:

	Fiscal year ended October 31,
In thousands	2012	2011	2010
Shares used in computing basic net loss per share	164,245	162,430	135,334
Dilutive effect of stock options and restricted stock(1)	—	—	—
Dilutive effect of stock warrants(1)	—	—	—

Shares used in computing diluted net income per share	164,245	162,430	135,334

(1)

For fiscal 2012, 2011 and 2010, the shares used in computing diluted net loss per share do not include 3,103,000,4,887,000, and 4,099,000 dilutive stock options and shares of restricted stock, respectively, nor 11,559,000, 14,732,000, and 12,521,000 dilutive warrant shares respectively, as the effect is anti-dilutive given the Company’s loss. For fiscal 2012, 2011 and 2010, additional stock options outstanding of 10,559,000, 10,862,000, and 11,474,000, respectively, and additional warrant shares outstanding of 14,095,000, 10,922,000, and 13,133,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method.

Foreign Currency and Derivatives

Foreign Currency and Derivatives

The Company’s reporting currency is the U.S. dollar, while Quiksilver EMEA’s functional currency is primarily the euro, and Quiksilver APAC’s functional currencies are primarily the Australian dollar and the Japanese yen. Assets and liabilities of the Company denominated in foreign currencies are translated at the rate of exchange on the balance sheet date. Revenues and expenses are translated using the average exchange rate for the period.

Derivative financial instruments are recognized as either assets or liabilities on the balance sheet and are measured at fair value. The accounting for changes in the fair value of a derivative depends on the use and type of the derivative. The Company’s derivative financial instruments principally consist of foreign currency exchange rate contracts, which the Company uses to manage its exposure to the risk of changes in foreign currency exchange rates. The Company’s objectives are to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative financial instruments for speculative or trading purposes.

Comprehensive Income or Loss

Comprehensive Income or Loss

Comprehensive income or loss includes all changes in stockholders’ equity except those resulting from investments by, and distributions to, stockholders. Accordingly, the Company’s Consolidated Statements of Comprehensive Income/(Loss) include its net loss, the foreign currency adjustments that arise from the translation of the financial statements of Quiksilver EMEA, Quiksilver APAC and the foreign entities within the Americas segment into U.S. dollars, and fair value gains and losses on certain derivative instruments.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying value of the Company’s trade accounts receivable and accounts payable approximates fair value due to their short-term nature. For fair value disclosures related to the Company’s cash and debt, see the section above entitled, “Cash Equivalents” and note 7, respectively.

New Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2013-02, “Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” ASU 2013-02 requires presentation, either on the face of the financial statements or in the notes, of amounts reclassified out of accumulated other comprehensive income by component and by net income line item. This new guidance is effective on a prospective basis for the Company on November 1, 2013. As this guidance only impacts the presentation and disclosure of amounts reclassified out of accumulated other comprehensive income, the adoption will not have an impact on the Company’s consolidated financial position or results of operations.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment.” ASU 2011-08 allows entities testing goodwill for impairment the option of performing a qualitative assessment to determine the likelihood of goodwill impairment and whether it is necessary to perform the two-step impairment test currently required. The updated guidance became effective for the Company on November 1, 2012. The adoption of this standard did not have a material impact on the Company’s consolidated financial position or results of operations.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income.” ASU 2011-05 requires the components of net income and other comprehensive income to be either presented in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. In December 2011, the FASB issued ASU 2011-12, which indefinitely defers the requirement to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented, while the FASB further deliberated this aspect of the proposal. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. Both issuances on the presentation of comprehensive income became effective for the Company on November 1, 2012. As this guidance only amends the presentation of the components of comprehensive income, the adoption did not have an impact on the Company’s consolidated financial position or results of operations.

New Accounting Pronouncements

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-05, “Presentation of Comprehensive Income.” ASU 2011-05 requires the components of net income and other comprehensive income to be either presented in one continuous statement, referred to as the statement of comprehensive income, or in two separate, but consecutive statements. An entity is also required to present on the face of the financial statements reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement(s) where the components of net income and the components of other comprehensive income are presented. While the new guidance changes the presentation of comprehensive income, there are no changes to the components that are recognized in net income or other comprehensive income under current accounting guidance. This new guidance is effective for the Company beginning November 1, 2012 and requires retrospective application. As this guidance only amends the presentation of the components of comprehensive income, the adoption will not have an impact on the Company’s consolidated financial position or results of operations.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment.” ASU 2011-08 allows entities testing goodwill for impairment the option of performing a qualitative assessment to determine the likelihood of goodwill impairment and whether it is necessary to perform the two-step impairment test currently required. The updated guidance is effective for the Company on November 1, 2012, however early adoption is permitted. Based on the Company’s evaluation of this ASU, the adoption of this standard is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

Derivatives and Hedging

The Company accounts for all of its cash flow hedges under ASC 815, “Derivatives and Hedging,” which requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the consolidated balance sheet. In accordance with ASC 815, the Company designates forward contracts as cash flow hedges of forecasted purchases of commodities.

The Company accounts for all of its cash flow hedges under ASC 815, “Derivatives and Hedging,” which requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the consolidated balance sheet. In accordance with ASC 815, the Company designates forward contracts as cash flow hedges of forecasted purchases of commodities.

Fair Value Measurements

ASC 820, “Fair Value Measurements and Disclosures,” defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 requires that valuation techniques maximize the use of observable inputs and minimize the use of unobservable inputs. ASC 820 also establishes a fair value hierarchy which prioritizes the valuation inputs into three broad levels. Based on the underlying inputs, each fair value measurement in its entirety is reported in one of the three levels. These levels are:

•

Level 1—Valuation is based upon quoted prices for identical instruments traded in active markets. Level 1 assets and liabilities include debt and equity securities traded in an active exchange market, as well as US Treasury securities.

•

Level 2—Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3—Valuation is determined using model-based techniques with significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of third party pricing services, option pricing models, discounted cash flow models and similar techniques.

The Company’s derivative assets and liabilities include foreign exchange derivatives that are measured at fair value using observable market inputs such as forward rates, interest rates, the Company’s credit risk and the Company’s counterparties’ credit risks. Based on these inputs, the Company’s derivative assets and liabilities are classified within Level 2 of the valuation hierarchy.

Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Impairment Charges Reduced Carrying Amounts Respective Long-Lived Assets

The impairment charges reduced the carrying amounts of the respective long-lived assets as follows:

	Year Ended October 31,
In thousands	2012	2011	2010
Carrying value of long-lived assets	$7,933	$13,592	$14,865
Less: Impairment charges	(7,234)	(12,228)	(11,657)

Fair value of long-lived assets	$699	$1,364	$3,208

Revenues in Consolidated Statements of Operations

Revenues in the Consolidated Statements of Operations include the following:

	Year Ended October 31,
In thousands	2012	2011	2010
Product sales, net	$1,993,668	$1,926,941	$1,825,807
Royalty income	19,571	26,120	11,813

	$2,013,239	$1,953,061	$1,837,620

Reconciliation of Denominator of Each Net Loss Per Share

The table below sets forth the reconciliation of the denominator of each net loss per share calculation for the second quarter and first half ended April 30, 2013 and 2012:

	Second Quarter Ended April 30,		First Half Ended April 30,
In thousands	2013	2012	2013	2012
Shares used in computing basic net loss per share	166,815	163,953	166,282	163,655
Dilutive effect of stock options and restricted stock(1)	—	—	—	—
Dilutive effect of stock warrants(1)	—	—	—	—

Shares used in computing diluted net loss per share	166,815	163,953	166,282	163,655

(1)

For the second quarter ended April 30, 2013 and 2012, the shares used in computing diluted net loss per share do not include 4,389,000 and 4,080,000, respectively, of dilutive stock options and shares of restricted stock, nor 18,074,000 and 14,321,000, respectively, of dilutive warrant shares as the effect is anti-dilutive given the Company’s loss. For the second quarter ended April 30, 2013 and 2012, additional stock options outstanding of 6,252,000 and 10,264,000, respectively, and additional warrant shares outstanding of 7,580,000 and 11,333,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method. For the first half ended April 30, 2013 and 2012, the shares used in computing diluted net loss per share do not include 3,814,000 and 3,979,000, respectively, of dilutive stock options and shares of restricted stock, nor 16,833,000 and 13,349,000, respectively, of dilutive warrant shares as the effect is anti-dilutive given the Company’s loss. For the first half ended April 30, 2013 and 2012, additional stock options outstanding of 6,936,000 and 10,556,000, respectively, and additional warrant shares outstanding of 8,821,000 and 12,305,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method.

The table below sets forth the reconciliation of the denominator of each net loss per share calculation:

	Fiscal year ended October 31,
In thousands	2012	2011	2010
Shares used in computing basic net loss per share	164,245	162,430	135,334
Dilutive effect of stock options and restricted stock(1)	—	—	—
Dilutive effect of stock warrants(1)	—	—	—

Shares used in computing diluted net income per share	164,245	162,430	135,334

(1)

For fiscal 2012, 2011 and 2010, the shares used in computing diluted net loss per share do not include 3,103,000,4,887,000, and 4,099,000 dilutive stock options and shares of restricted stock, respectively, nor 11,559,000, 14,732,000, and 12,521,000 dilutive warrant shares respectively, as the effect is anti-dilutive given the Company’s loss. For fiscal 2012, 2011 and 2010, additional stock options outstanding of 10,559,000, 10,862,000, and 11,474,000, respectively, and additional warrant shares outstanding of 14,095,000, 10,922,000, and 13,133,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method.

Allowance for Doubtful Accounts (Tables)	12 Months Ended
Oct. 31, 2012
Allowance for Doubtful Accounts, Includes Bad Debts as Well as Returns and Allowances

The allowance for doubtful accounts, which includes bad debts as well as sales returns and allowances, consisted of the following as of the dates indicated:

	Year Ended October 31,
In thousands	2012	2011	2010
Balance, beginning of year	$48,670	$48,043	$47,211
Provision for doubtful accounts	4,594	8,732	15,307
Deductions	(8,117)	(8,105)	(14,475)

Balance, end of year	$45,147	$48,670	$48,043

Inventories (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Inventories	Inventories consist of the following:

In thousands	April 30, 2013	October 31, 2012
Raw materials	$6,603	$6,736
Work in-process	631	1,969
Finished goods	359,070	336,041

	$366,304	$344,746

Inventories consisted of the following as of the dates indicated:

	October 31,
In thousands	2012	2011
Raw materials	$6,736	$9,130
Work in process	1,969	2,647
Finished goods	336,041	335,980

	$344,746	$347,757

Fixed Assets, net (Tables)	12 Months Ended
Oct. 31, 2012
Summary of Fixed Assets

Fixed assets consisted of the following as of the dates indicated:

	October 31,
In thousands	2012	2011
Furniture & other equipment(1)	$158,406	$160,559
Leasehold improvements, gross(1)	137,370	167,149
Computer software & equipment(1)	109,138	107,238
Land use rights	34,953	40,213
Land and buildings(1)	9,459	2,492
Construction in progress(1)	22,428	15,723

	471,754	493,374
Accumulated depreciation and amortization	(233,441)	(255,267)

	$238,313	$238,107

(1)	Certain prior year amounts have been reclassified to “Construction in progress” in order to be consistent with the current year presentation.

Intangible Assets and Goodwill (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Intangible Assets

A summary of intangible assets is as follows:

	April 30, 2013			October 31, 2012
In thousands	Gross Amount	Amorti- zation	Net Book Value	Gross Amount	Amorti- zation	Net Book Value
Non-amortizable trademarks	$124,068	$—	$124,068	$124,053	$—	$124,053
Amortizable trademarks	23,929	(11,645)	12,284	23,543	(10,866)	12,677
Amortizable licenses	13,873	(13,873)	—	13,919	(13,803)	116
Other amortizable intangibles	8,119	(5,722)	2,397	8,083	(5,480)	2,603

	$169,989	$(31,240)	$138,749	$169,598	$(30,149)	$139,449

A summary of intangible assets as of the dates indicated is as follows:

	October 31,
	2012			2011
In thousands	Gross Amount	Amorti- zation	Net Book Value	Gross Amount	Amorti- zation	Net Book Value
Non-amortizable trademarks	$124,053	$—	$124,053	$123,151	$—	$123,151
Amortizable trademarks	23,543	(10,866)	12,677	20,174	(9,782)	10,392
Amortizable licenses	13,919	(13,803)	116	14,380	(12,822)	1,558
Other amortizable intangibles	8,083	(5,480)	2,603	9,029	(5,987)	3,042

	$169,598	$(30,149)	$139,449	$166,734	$(28,591)	$138,143

Goodwill Related to Operating Segments

Goodwill related to the Company’s operating segments as of the dates indicated was as follows:

In thousands	April 30, 2013	October 31, 2012
EMEA	$190,700	$190,986
Americas	75,857	75,974
APAC	6,207	6,207

	$272,764	$273,167

Debt (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Summary of Borrowings under Lines of Credit and Long-Term Debt

A summary of borrowings under lines of credit and long-term debt as of the dates indicated is as follows:

In thousands	April 30, 2013	October 31, 2012
APAC credit facility	$14,885	$18,147
Americas credit facility	77,000	46,700
Americas term loan	14,000	15,500
EMEA lines of credit	37,093	7,742
U.S. senior notes	400,000	400,000
European senior notes	261,472	258,732
Capital lease obligations and other borrowings	9,492	11,148

	$813,942	$757,969

A summary of lines of credit and long-term debt as of the dates indicated is as follows:

	October 31,
In thousands	2012	2011
APAC Credit Facility	$18,147	$18,335
Americas Credit Facility	46,700	21,042
Americas Term Loan	15,500	18,500
EMEA lines of credit	7,742	2,306
Senior Notes	400,000	400,000
European Senior Notes	258,732	282,925
Capital lease obligations and other borrowings	11,148	4,578

	$757,969	$747,686

Summary of Principal Payments on All Long-term Debt Obligations, Including Capital Leases Due

Principal payments on all long-term debt obligations, including capital leases, are due by fiscal year according to the table below.

In thousands
2013	$36,794
2014	60,934
2015	400,510
2016	999
2017	—
Thereafter	258,732

$757,969

Estimated Fair Values of Lines of Credit and Long-term Debt

The estimated fair values of the Company’s lines of credit and long-term debt are as follows:

	October 31, 2012
In thousands	Carrying Amount	Fair Value
Lines of credit	$18,147	$18,147
Long-term debt	739,822	737,525

	$757,969	$755,672

Accrued Liabilities (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Accrued Liabilites

Accrued liabilities consisted of the following as of the dates indicated:

	October 31,
In thousands	2012	2011
Accrued employee compensation and benefits	$57,251	$56,236
Accrued sales and payroll taxes	11,988	14,187
Accrued interest	10,264	10,782
Derivative liability	3,860	12,297
Other liabilities	31,528	39,442

	$114,891	$132,944

Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2012
Schedule of Future Minimum Lease Payments

The following is a schedule of future minimum lease payments by fiscal year required under such leases as of October 31, 2012:

In thousands
2013	$101,720
2014	87,632
2015	71,949
2016	58,536
2017	40,684
Thereafter	99,152

$459,673

Schedule of Future Estimated Minimum Payments

The following is a schedule of future estimated minimum payments required under such endorsement agreements as of October 31, 2012:

In thousands
2013	$29,184
2014	20,610
2015	13,409
2016	8,985
2017	5,679
Thereafter	137

$78,004

Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Schedule of Changes in Shares Under Option, Excluding Performance Based Options

Changes in shares under option, excluding performance based options, for the first half ended April 30, 2013 are as follows:

Dollar amounts in thousands, except per share amounts	Shares	Weighted Average Price	Weighted Average Life	Aggregate Intrinsic Value
Outstanding, October 31, 2012	12,325,499	$4.49
Granted	150,000	6.45

Exercised	(1,046,128)	3.13		$2,273
Canceled	(1,376,505)	7.08

Outstanding, April 30, 2013	10,052,866	$4.31	5.4	$28,240

Options exercisable, April 30, 2013	7,304,371	$4.54	5.0	$19,869

Changes in shares under option, excluding performance based options, are summarized as follows:

	Year Ended October 31,
	2012		2011		2010
In thousands	Shares	Weighted Average Price	Shares	Weighted Average Price	Shares	Weighted Average Price
Outstanding, beg. of year	13,399,381	$4.40	12,731,430	$4.48	15,909,101	$7.32
Granted	375,000	3.66	2,315,000	5.01	4,403,407	3.83
Exercised	(506,329)	2.23	(757,538)	3.92	(713,062)	3.84
Canceled/Forfeited	(942,553)	4.08	(889,511)	7.63	(6,868,016)	10.69

Outstanding, end of year	12,325,499	4.49	13,399,381	4.40	12,731,430	4.48

Exercisable, end of year	7,903,327	4.94	6,042,873	5.64	4,892,680	6.70

Schedule of Outstanding Stock Options, Excluding Performance Based Options

Outstanding stock options, excluding performance based options, at October 31, 2012 consist of the following:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Shares	Weighted Average Remaining Life	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
		(Years)
$1.04 - $2.34	3,490,755	6.1	$1.97	2,424,005	$1.99
$2.35 - $4.60	2,706,750	7.2	3.07	1,392,489	3.24
$4.61 - $6.64	3,684,156	5.6	5.10	1,642,995	5.11
$6.65 - $8.70	1,074,338	0.3	6.83	1,074,338	6.83
$8.71 - $10.75	962,000	2.0	8.87	962,000	8.87
$10.76 - $16.36	407,500	1.9	13.43	407,500	13.43

	12,325,499	5.2	4.49	7,903,327	4.94

Schedule of Changes in Non-Vested Shares Under Option, Excluding Performance Based Options

Changes in non-vested shares under option, excluding performance based options, for the year ended October 31, 2012 are as follows:

	Shares	Wtd. Avg. Grant Date Fair Value
Non-vested, beginning of year	7,356,508	$1.81
Granted	375,000	2.58
Vested	(3,176,993)	1.72
Canceled	(132,343)	2.41

Non-vested, end of year	4,422,172	1.92

Schedule of Activity Related to Performance Based Options and Performance Based Restricted Stock Units

Activity related to performance based options and performance based restricted stock units for the fiscal year ended October 31, 2012 is as follows:

	Performance Options	Performance Restricted Stock Units
Non-vested, October 31, 2011	936,000	7,520,000
Granted	—	1,100,000
Vested	—	—
Canceled	(80,000)	(690,625)

Non-vested, October 31, 2012	856,000	7,929,375

Schedule of Changes in Restricted Stock Units

Changes in restricted stock are as follows:

	Year Ended October 31,
	2012	2011	2010
Outstanding, beginning of year	1,911,669	2,842,004	1,022,003
Granted	105,000	120,000	3,110,000
Vested	(1,155,002)	(1,050,335)	(1,229,998)
Forfeited	(60,000)	—	(60,001)

Outstanding, end of year	801,667	1,911,669	2,842,004

Accumulated Other Comprehensive Income (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Components of Accumulated Other Comprehensive Income

currency translation adjustments. The components of accumulated other comprehensive income, net of tax, are as follows:

In thousands	April 30, 2013	October 31, 2012
Foreign currency translation adjustment	$74,112	$80,656
Gain on cash flow hedges	3,687	5,756

	$77,799	$86,412

The components of accumulated other comprehensive income, net of tax, are as follows:

	October 31,
In thousands	2012	2011
Foreign currency translation adjustment	$80,656	$124,230
Gain/(loss) on cash flow hedges	5,756	(8,103)

	$86,412	$116,127

Income Taxes (Tables)	12 Months Ended
Oct. 31, 2012
Summary of Provision for Income Taxes from Continuing Operations

A summary of the provision for income taxes from continuing operations is as follows:

	Year Ended October 31,
In thousands	2012	2011	2010
Current:
Federal	$263	$512	$(1,502)
State	408	(132)	1,140
Foreign	14,585	13,248	18,090

	15,256	13,628	17,728
Deferred:
Federal	152	(181)	(2,872)
State	322	(33)	(1,087)
Foreign	(8,173)	(27,729)	9,664

	(7,699)	(27,943)	5,705

Provision (benefit) for income taxes	$7,557	$(14,315)	$23,433

Schedule of Effective Federal Income Tax Rates, Computed and Expected

A reconciliation of the effective income tax rate to a computed “expected” statutory federal income tax rate is as follows:

	Year Ended October 31,
	2012	2011	2010
Computed “expected” statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	(18.7)	0.4	(10.0)
Foreign tax rate differential	(72.4)	(16.4)	15.7
Foreign tax exempt income	224.6	18.8	(38.2)
Goodwill impairment	—	(76.5)	—
Stock-based compensation	(152.0)	(5.7)	4.2
Uncertain tax positions	76.4	215.5	(3.1)
Valuation allowance	(513.2)	(118.4)	133.1
Other	74.6	(8.2)	16.1

Effective income tax rate	(345.7)%	44.5%	152.8%

Components of Net Deferred Income Taxes

The components of net deferred income taxes are as follows:

	October 31,
In thousands	2012	2011
Deferred income tax assets:
Allowance for doubtful accounts	$7,532	$8,431
Unrealized gains and losses	5,541	12,946
Tax loss carry forwards	342,529	253,611
Accruals and other	79,037	70,515

	434,639	345,503

Deferred income tax liabilities:
Depreciation and amortization	(12,909)	(7,041)
Intangibles	(27,218)	(26,310)

	(40,127)	(33,351)

Deferred income taxes	394,512	312,152
Valuation allowance	(254,491)	(156,065)

Net deferred income taxes	$140,021	$156,087

Summary of Unrecognized Tax Benefits (Excluding Interest and Penalties and Related Tax Carryforwards)

The following table summarizes the activity related to the Company’s unrecognized tax benefits (excluding interest and penalties and related tax carry forwards):

	Year ended October 31,
In thousands	2012	2011
Balance, beginning of year	$10,401	$144,923
Gross increases related to current year tax positions	1,166	262
Settlements	—	(134,190)
Lapse in statute of limitation	(598)	(545)
Foreign exchange and other	(182)	(49)

Balance, end of year	$10,787	$10,401

Segment and Geographic Information (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Percentages of Revenues Attributable to Company's Major Product Categories

The Company sells a full range of its products within each geographical segment. The percentages of net revenues attributable to each of the Company’s major product categories are as follows:

	Percentage of Net Revenues
	2012	2011	2010
Apparel	63%	61%	64%
Footwear	24	23	21
Accessories and related products	13	16	15

	100%	100%	100%

Information Related to Company's Operating Segments

Information related to the Company’s operating segments is as follows:

	Second Quarter Ended April 30,
In thousands	2013	2012
Revenues, net:
Americas	$228,703	$220,975
EMEA	165,189	195,554
APAC	63,900	74,026
Corporate operations	956	1,658

	$458,748	$492,213

Gross profit:
Americas	$92,696	$97,709
EMEA	87,961	108,997
APAC	31,634	35,963
Corporate operations	(1,155)	(520)

	$211,136	$242,149

SG&A expense:
Americas	$84,999	$88,407
EMEA	80,976	83,202
APAC	37,756	40,002
Corporate operations	14,473	12,399

	$218,204	$224,010

Asset impairments:
Americas	$5,322	$415
EMEA	10	—
APAC	—	—
Corporate operations	—	—

	$5,332	$415

Operating income/(loss):
Americas	$2,375	$8,887
EMEA	6,975	25,795
APAC	(6,122)	(4,039)
Corporate operations	(15,628)	(12,919)

	$(12,400)	$17,724

	First Half Ended April 30,
In thousands	2013	2012
Revenues, net:
Americas	$414,987	$426,383
EMEA	336,364	364,428
APAC	136,776	148,619
Corporate operations	1,639	2,404

	$889,766	$941,834

Gross profit:
Americas	$173,555	$185,637
EMEA	186,850	210,769
APAC	70,911	74,103
Corporate operations	(473)	(410)

	$430,843	$470,099

SG&A expense:
Americas	$173,073	$177,888
EMEA	164,210	169,298
APAC	74,962	77,241
Corporate operations	31,218	29,998

	$443,463	$454,425

Asset impairments:
Americas	$6,943	$415
EMEA	1,557	—
APAC	—	—
Corporate operations	—	—

	$8,500	$415

Operating (loss)/income:
Americas	$(6,461)	$7,334
EMEA	21,083	41,471
APAC	(4,051)	(3,138)
Corporate operations	(31,691)	(30,408)

	$(21,120)	$15,259

	April 30, 2013	October 31, 2012
Identifiable assets:
Americas	$547,692	$576,179
EMEA	723,415	718,537
APAC	211,643	224,149
Corporate operations	200,487	199,375

	$1,683,237	$1,718,240

Information related to the Company’s operating segments is as follows:

	Year Ended October 31,
In thousands	2012	2011	2010
Revenues, net:
Americas	$991,625	$914,406	$843,078
EMEA	710,852	761,100	728,952
APAC	307,141	272,479	260,578
Corporate operations	3,621	5,076	5,012

Consolidated	$2,013,239	$1,953,061	$1,837,620

Gross profit/(loss):
Americas	$429,868	$425,607	$390,249
EMEA	393,944	453,727	436,088
APAC	156,833	144,815	141,197
Corporate operations	(299)	(315)	(286)

Consolidated	$980,346	$1,023,834	$967,248

SG&A expense:
Americas	$362,322	$360,921	$324,683
EMEA	337,535	340,387	340,138
APAC	157,247	147,949	128,207
Corporate operations	59,040	46,692	39,038

Consolidated	$916,144	$895,949	$832,066

Asset impairments:
Americas	$5,267	$3,891	$8,686
EMEA	560	1,331	1,785
APAC	1,407	81,151	1,186
Corporate operations	—	—	—

Consolidated	$7,234	$86,373	$11,657

Operating income/(loss):
Americas	$62,279	$60,795	$56,880
EMEA	55,849	112,009	94,165
APAC	(1,821)	(84,285)	11,804
Corporate operations	(59,339)	(47,007)	(39,324)

Consolidated	$56,968	$41,512	$123,525

Identifiable assets:
Americas	$576,179	$577,643	$535,580
EMEA	718,537	750,378	704,306
APAC	224,149	231,879	298,503
Corporate operations	199,375	204,323	157,732

Consolidated	$1,718,240	$1,764,223	$1,696,121

Goodwill:
Americas	$75,974	$76,048	$75,051
EMEA	190,986	186,334	181,555
APAC	6,207	6,207	75,882

Consolidated	$273,167	$268,589	$332,488

Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Gains and Losses on Derivative Instruments

For the first half ended April 30, 2013 and 2012, the effective portions of gains and losses on derivative instruments in the condensed consolidated statements of operations and the condensed consolidated statements of comprehensive loss were as follows:

	First Half Ended April 30,
	2013	2012
In thousands	Amount		Location
Gain recognized in OCI on derivatives	$721	$14,949	Other comprehensive income
Gain/(loss) reclassified from accumulated OCI into income	$3,806	$(2,174)	Cost of goods sold
Loss reclassified from accumulated OCI into income	$(32)	$(203)	Foreign currency loss
Loss recognized in income on derivatives	$—	$(132)	Foreign currency loss

For the years ended October 31, 2012, 2011, and 2010 the effective portions of gains and losses on derivative instruments in the consolidated statements of operations and the consolidated statements of comprehensive income/(loss) were as follows:

	Year Ended October 31,
In thousands	2012	2011	2010	Location
Gain/(loss) recognized in OCI on derivatives	$17,397	$(18,149)	$15,039	Other comprehensive (loss)/income
Gain/(loss) reclassified from accumulated OCI into income	$929	$(8,513)	$(5,712)	Cost of goods sold
Loss reclassified from accumulated OCI into income	$—	$(1,033)	$—	Interest expense
(Loss)/gain reclassified from accumulated OCI into income	$(1,031)	$137	$(894)	Foreign currency gain
Loss recognized in income on derivatives	$(271)	$—	$(816)	Foreign currency gain

Outstanding Derivative Contracts Entered into Hedge Forecasted Purchases and Future Cash Receipts

As of April 30, 2013, the Company had the following outstanding derivative contracts that were entered into to hedge forecasted purchases and future cash receipts:

In thousands	Commodity	Notional Amount	Maturity	Fair Value
United States dollars	Inventory	$151,234	May 2013 – Oct 2014	$4,378
British pounds	Accounts receivable	8,840	May 2013 – Oct 2013	242

		$160,074		$4,620

As of October 31, 2012, the Company had the following outstanding derivative contracts that were entered into to hedge forecasted purchases and future cash receipts:

In thousands	Commodity	Notional Amount	Maturity	Fair Value
United States dollar	Inventory	$262,798	Nov 2012 – Oct 2013	$7,906
British pounds	Accounts receivable	16,857	Nov 2012 – Oct 2013	(410)

		$279,655		$7,496

Fair Values of Assets and Liabilities Measured and Recognized at Fair Value

The following tables reflect the fair values of assets and liabilities measured and recognized at fair value on a recurring basis on the accompanying condensed consolidated balance sheets as of the dates indicated:

	Fair Value Measurements Using
In thousands	Level 1	Level 2	Level 3	Fair Value
April 30, 2013
Derivative assets:
Other receivables	$—	$6,480	$—	$6,480
Other assets	—	507	—	507
Derivative liabilities:
Accrued liabilities	—	(2,367)	—	(2,367)
Other long-term liabilities	—	—	—	—

Total fair value	$—	$4,620	$—	$4,620

October 31, 2012
Derivative assets:
Other receivables	$—	$11,356	$—	$11,356
Derivative liabilities:
Accrued liabilities	—	(3,860)	—	(3,860)

Total fair value	$—	$7,496	$—	$7,496

The following tables reflect the fair values of assets and liabilities measured and recognized at fair value on a recurring basis on the accompanying consolidated balance sheet:

	Fair Value Measurements Using			Assets (Liabilities) at Fair Value
In thousands	Level 1	Level 2	Level 3
	October 31, 2012:
Derivative assets:
Other receivables	$—	$11,356	$—	$11,356
Derivative liabilities:
Accrued liabilities	—	(3,860)	—	(3,860)

Total fair value	$—	$7,496	$—	$7,496

	October 31, 2011:
Derivative assets:
Other receivables	$—	$1,031	$—	$1,031
Other assets	—	1,610	—	1,610
Derivative liabilities:
Accrued liabilities	—	(12,297)	—	(12,297)
Other long-term liabilities	—	(688)	—	(688)

Total fair value	$—	$(10,344)	$—	$(10,344)

Quarterly Financial Data (Tables)	12 Months Ended
Oct. 31, 2012
Summary of Quarterly Financial Data

A summary of quarterly financial data (unaudited) is as follows:

	Quarter Ended
In thousands, except per share amounts	January 31	April 30	July 31	October 31
Year ended October 31, 2012:
Revenues, net	$449,621	$492,213	$512,439	$558,966
Gross profit	227,950	242,149	253,488	256,759
Net (loss)/income attributable to Quiksilver, Inc.	(22,605)	(5,120)	12,610	4,359
Net (loss)/income per share attributable to Quiksilver, Inc., assuming dilution	(0.14)	(0.03)	0.07	0.02
Trade accounts receivable	321,785	370,974	398,522	433,743
Inventories	412,291	358,915	391,052	344,746
Year ended October 31, 2011:
Revenues, net	$426,450	$478,093	$503,317	$545,201
Gross profit	223,470	262,169	255,118	283,077
Net (loss)/income attributable to Quiksilver, Inc.	(16,268)	(83,325)	10,437	67,898
Net (loss)/income per share attributable to Quiksilver, Inc., assuming dilution	(0.10)	(0.51)	0.06	0.38
Trade accounts receivable	287,458	341,781	385,927	397,089
Inventories	309,561	289,538	364,833	347,757

Restructuring Charges (Tables)	12 Months Ended		6 Months Ended
	Oct. 31, 2012 Restructuring Plan 2011 [Member]	Oct. 31, 2012 Restructuring Plan 2009 [Member]	Apr. 30, 2013 Restructuring Plan 2013 and 2011 [Member]
Activity and Liability Balances

Activity and liability balances recorded as part of the 2011 Plan are as follows:

In thousands	Workforce	Facility & Other	Total
Balance November 1, 2010	$—	$—	$—
Charged to expense	1,389	6,649	8,038
Cash payments	(313)	(417)	(730)

Balance November 1, 2011	$1,076	$6,232	$7,308
Charged to expense	9,721	3,881	13,602
Cash payments	(5,462)	(3,257)	(8,719)

Balance, October 31, 2012	$5,335	$6,856	$12,191

Activity and liability balances recorded as part of the 2009 Plan are as follows:

In thousands	Workforce	Facility & Other	Total
Balance November 1, 2009	$9,958	$3,951	$13,909
Charged to expense	8,339	1,676	10,015
Cash payments	(13,020)	(2,226)	(15,246)
Adjustments to accrual	(425)	—	(425)
Foreign currency translation	66	—	66

Balance, October 31, 2010	4,918	3,401	8,319
Charged to expense	816	232	1,048
Cash payments	(5,757)	(1,517)	(7,274)
Adjustments to accrual	—	(2,118)	(2,118)
Foreign currency translation	23	2	25

Balance, October 31, 2011	$—	$—	$—

Activity and liability balances recorded as part of the 2013 Plan and 2011 Plan were as follows:

In thousands	Workforce	Facility & Other	Total
Balance, November 1, 2010	$—	$—	$—
Charged to expense	1,389	6,649	8,038
Cash payments	(313)	(417)	(730)

Balance, October 31, 2011	$1,076	$6,232	$7,308

Charged to expense	9,721	3,881	13,602
Cash payments	(5,462)	(3,257)	(8,719)

Balance, October 31, 2012	$5,335	$6,856	$12,191

Charged to expense	3,744	1,618	5,362
Cash payments	(6,266)	(2,785)	(9,051)
Adjustments to accrual	—	(553)	(553)

Balance, April 30, 2013	$2,813	$5,136	$7,949

Condensed Consolidating Financial Information (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Quiksilver, Inc. [Member]
Condensed Consolidated Statement of Operations

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Second Quarter Ended April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$116	$190,265	$290,111	$(21,744)	$458,748
Cost of goods sold	—	117,488	144,071	(13,947)	247,612

Gross profit	116	72,777	146,040	(7,797)	211,136
Selling, general and administrative expense	11,753	72,999	141,282	(7,830)	218,204
Asset impairments	—	4,988	344	—	5,332

Operating (loss)/income	(11,637)	(5,210)	4,414	33	(12,400)
Interest expense	7,269	1,386	6,634	—	15,289
Foreign currency (gain)/loss	(28)	198	(2,788)	—	(2,618)
Equity in earnings and other income	13,517	(483)	—	(13,034)	—

(Loss)/income before provision for income taxes	(32,395)	(6,311)	568	13,067	(25,071)
Provision for income taxes	—	1,654	5,493	—	7,147

Net loss	(32,395)	(7,965)	(4,925)	13,067	(32,218)
Less: net income attributable to non-controlling interest	—	—	(177)	—	(177)

Net loss attributable to Quiksilver, Inc.	(32,395)	(7,965)	(5,102)	13,067	(32,395)
Other comprehensive loss	(16,723)	—	(16,723)	16,723	(16,723)

Comprehensive loss attributable to Quiksilver, Inc.	$(49,118)	$(7,965)	$(21,825)	$29,790	$(49,118)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Second Quarter Ended April 30, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$120	$185,686	$328,589	$(22,182)	$492,213
Cost of goods sold	—	109,044	155,662	(14,642)	250,064

Gross profit	120	76,642	172,927	(7,540)	242,149
Selling, general and administrative expense	12,869	74,934	144,422	(8,215)	224,010
Asset impairments	—	415	—	—	415

Operating (loss)/income	(12,749)	1,293	28,505	675	17,724
Interest expense	7,239	1,391	6,955	—	15,585
Foreign currency loss/(gain)	13	212	(834)	—	(609)
Equity in earnings and other income	(14,881)	482	—	14,399	—

(Loss)/income before provision for income taxes	(5,120)	(792)	22,384	(13,724)	2,748
Provision for income taxes	—	216	6,939	—	7,155

Net (loss)/income	(5,120)	(1,008)	15,445	(13,724)	(4,407)
Less: net income attributable to non-controlling interest	—	—	(713)	—	(713)

Net (loss)/income attributable to Quiksilver, Inc.	(5,120)	(1,008)	14,732	(13,724)	(5,120)
Other comprehensive loss	(1,271)	—	(1,271)	1,271	(1,271)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(6,391)	$(1,008)	$13,461	$(12,453)	$(6,391)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$232	$356,011	$587,455	$(53,932)	$889,766
Cost of goods sold	—	221,220	277,756	(40,053)	458,923

Gross profit	232	134,791	309,699	(13,879)	430,843
Selling, general and administrative expense	27,728	147,187	283,436	(14,888)	443,463
Asset impairments	—	6,323	2,177	—	8,500

Operating (loss)/income	(27,496)	(18,719)	24,086	1,009	(21,120)
Interest expense	14,538	2,854	13,404	—	30,796
Foreign currency loss	126	363	66	—	555
Equity in earnings and other income	21,364	(687)	—	(20,677)	—

(Loss)/income before provision for income taxes	(63,524)	(21,249)	10,616	21,686	(52,471)
Provision for income taxes	—	467	9,904	—	10,371

Net (loss)/income	(63,524)	(21,716)	712	21,686	(62,842)
Less: net income attributable to non-controlling interest	—	—	(682)	—	(682)

Net (loss)/income attributable to Quiksilver, Inc.	(63,524)	(21,716)	30	21,686	(63,524)
Other comprehensive loss	(8,613)	—	(8,613)	8,613	(8,613)

Comprehensive loss attributable to Quiksilver, Inc.	$(72,137)	$(21,716)	$(8,583)	$30,299	$(72,137)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$236	$357,063	$633,616	$(49,081)	$941,834
Cost of goods sold	—	214,250	291,845	(34,360)	471,735

Gross profit	236	142,813	341,771	(14,721)	470,099
Selling, general and administrative expense	29,785	152,431	287,467	(15,258)	454,425
Asset impairments	—	415	—	—	415

Operating (loss)/income	(29,549)	(10,033)	54,304	537	15,259
Interest expense	14,479	2,685	13,466	—	30,630
Foreign currency (gain)/loss	(113)	9	(2,355)	—	(2,459)
Equity in earnings and other income	(16,190)	1,733	—	14,457	—

(Loss)/income before provision for income taxes	(27,725)	(14,460)	43,193	(13,920)	(12,912)
Provision for income taxes	—	432	11,973	—	12,405

Net (loss)/income	(27,725)	(14,892)	31,220	(13,920)	(25,317)
Less: net income attributable to non-controlling interest	—	—	(2,408)	—	(2,408)

Net (loss)/income attributable to Quiksilver, Inc.	(27,725)	(14,892)	28,812	(13,920)	(27,725)
Other comprehensive loss	(21,031)	—	(21,031)	21,031	(21,031)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(48,756)	$(14,892)	$7,781	$7,111	$(48,756)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$469	$854,754	$1,262,757	$(104,741)	$2,013,239
Cost of goods sold	—	505,420	602,115	(74,642)	1,032,893

Gross profit	469	349,334	660,642	(30,099)	980,346
Selling, general and administrative expense	56,983	311,886	577,868	(30,593)	916,144
Asset impairments	—	5,162	2,072	—	7,234

Operating (loss)/income	(56,514)	32,286	80,702	494	56,968
Interest expense	28,987	5,351	26,485	—	60,823
Foreign currency gain	(173)	(35)	(1,461)	—	(1,669)
Equity in earnings	(74,572)	4,674	—	69,898	—

(Loss)/income before provision for income taxes	(10,756)	22,296	55,678	(69,404)	(2,186)
Provision for income taxes	—	1,144	6,413	—	7,557

Net (loss)/income	(10,756)	21,152	49,265	(69,404)	(9,743)
Less: net income attributable to non-controlling interest	—	—	(1,013)	—	(1,013)

Net (loss)/income attributable to Quiksilver, Inc.	(10,756)	21,152	48,252	(69,404)	(10,756)

Other Comprehensive Loss	(29,715)	—	(29,715)	29,715	(29,715)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(40,471)	$21,152	$18,537	$(39,689)	$(40,471)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$464	$736,110	$1,270,320	$(53,833)	$1,953,061
Cost of goods sold	—	399,493	554,593	(24,859)	929,227

Gross profit	464	336,617	715,727	(28,974)	1,023,834
Selling, general and administrative expense	43,045	311,840	566,703	(25,639)	895,949
Asset impairments	—	3,399	82,974	—	86,373

Operating (loss)/income	(42,581)	21,378	66,050	(3,335)	41,512
Interest expense	28,871	3,785	41,152	—	73,808
Foreign currency loss/(gain)	30	(40)	(101)	—	(111)
Equity in earnings	(50,224)	(836)	—	51,060	—

(Loss)/income before provision/(benefit) for income taxes	(21,258)	18,469	24,999	(54,395)	(32,185)
Provision/(benefit) for income taxes	—	165	(14,480)	—	(14,315)

Net (loss)/income	(21,258)	18,304	39,479	(54,395)	(17,870)
Less: net income attributable to non-controlling interest	—	—	(3,388)	—	(3,388)
Net (loss)/income attributable to Quiksilver, Inc.	(21,258)	18,304	36,091	(54,395)	(21,258)
Other comprehensive income	2,445	—	2,445	(2,445)	2,445

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(18,813)	$18,304	$38,536	$(56,840)	$(18,813)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$376	$683,767	$1,195,536	$(42,059)	$1,837,620
Cost of goods sold	—	373,740	511,777	(15,145)	870,372

Gross profit	376	310,027	683,759	(26,914)	967,248
Selling, general and administrative expense	36,867	283,347	537,153	(25,301)	832,066
Asset impairments	—	7,585	4,072	—	11,657

Operating (loss)/income	(36,491)	19,095	142,534	(1,613)	123,525
Interest expense, net	28,721	55,070	30,318	—	114,109
Foreign currency gain	(285)	(124)	(5,508)	—	(5,917)
Equity in earnings and other (income)/expense	(50,399)	(1,482)	—	51,881	—

(Loss)/income before (benefit)/provision for income taxes	(14,528)	(34,369)	117,724	(53,494)	15,333
(Benefit)/provision for income taxes	(4,844)	522	27,755	—	23,433

(Loss)/income from continuing operations	(9,684)	(34,891)	89,969	(53,494)	(8,100)
Income from discontinued operations	—	1,485	345	—	1,830

Net (loss)/income	(9,684)	(33,406)	90,314	(53,494)	(6,270)
Less: net income attributable to non-controlling interest	—	—	(3,414)	—	(3,414)

Net (loss)/income attributable to Quiksilver, Inc.	(9,684)	(33,406)	86,900	(53,494)	(9,684)
Other comprehensive income	18,286	—	18,286	(18,286)	18,286

Comprehensive income/(loss) attributable to Quiksilver, Inc.	$8,602	$(33,406)	$105,186	$(71,780)	$8,602

Condensed Consolidating Balance Sheet

CONDENSED CONSOLIDATING BALANCE SHEET

At April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$108	$694	$47,091	$—	$47,893
Trade accounts receivable, net	—	127,762	247,574	—	375,336
Other receivables	19	8,526	23,388	—	31,933
Income taxes receivable	—	—	4,917	(4,917)	—
Inventories	—	131,136	234,160	1,008	366,304
Deferred income taxes, short-term	—	5,209	20,487	—	25,696
Prepaid expenses and other current assets	4,594	9,910	18,953	—	33,457
Intercompany balances	—	108,623	52,777	(161,400)	—

Total current assets	4,721	391,860	649,347	(165,309)	880,619
Fixed assets, net	19,454	57,774	155,727	—	232,955
Intangible assets, net	3,752	47,171	87,826	—	138,749
Goodwill	—	112,216	160,548	—	272,764
Other assets	1,902	1,982	39,875	—	43,759
Deferred income taxes, long-term	—	—	137,941	(23,550)	114,391
Investment in subsidiaries	1,066,560	6,986	—	(1,073,546)	—

Total assets	$1,096,389	$617,989	$1,231,264	$(1,262,405)	$1,683,237

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$2,756	$85,025	$97,789	$—	$185,570
Accrued liabilities	6,049	22,658	73,773	—	102,480
Long-term debt, current portion	—	6,094	38,740	—	44,834
Income taxes payable	—	5,368	—	(4,917)	451
Intercompany balances	161,400	—	—	(161,400)	—

Total current liabilities	170,205	119,145	210,302	(166,317)	333,335
Long-term debt, net of current portion	400,000	76,000	293,108	—	769,108
Deferred income taxes, long-term	—	23,550	—	(23,550)	—
Other long-term liabilities	—	23,987	10,971	—	34,958

Total liabilities	570,205	242,682	514,381	(189,867)	1,137,401
Stockholders’/invested equity	526,184	375,307	697,231	(1,072,538)	526,184
Non-controlling interest	—	—	19,652	—	19,652

Total liabilities and equity	$1,096,389	$617,989	$1,231,264	$(1,262,405)	$1,683,237

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$135	$41,364	$—	$41,823
Trade accounts receivable, net	—	181,945	251,798	—	433,743
Other receivables	20	6,158	26,640	—	32,818
Income taxes receivable	—	117	—	(117)	—
Inventories	—	107,722	237,465	(441)	344,746
Deferred income taxes	—	5,209	21,159	—	26,368
Prepaid expenses and other current assets	2,277	9,548	14,546	—	26,371
Intercompany balances	—	95,809	23,025	(118,834)	—

Total current assets	2,621	406,643	615,997	(119,392)	905,869
Fixed assets, net	18,802	64,496	155,015	—	238,313
Intangible assets, net	3,228	47,746	88,475	—	139,449
Goodwill	—	112,216	160,951	—	273,167
Other assets	2,753	2,677	42,359	—	47,789
Deferred income taxes long-term	—	—	137,203	(23,550)	113,653
Investment in subsidiaries	1,087,924	5,028	—	(1,092,952)	—

Total assets	$1,115,328	$638,806	$1,200,000	$(1,235,894)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,147	$—	$18,147
Accounts payable	6,995	95,355	101,222	—	203,572
Accrued liabilities	6,189	28,343	80,359	—	114,891
Current portion of long-term debt	—	8,594	10,053	—	18,647
Income taxes payable	—	—	1,476	(117)	1,359
Intercompany balances	118,834	—	—	(118,834)	—

Total current liabilities	132,018	132,292	211,257	(118,951)	356,616
Long-term debt, net of current portion	400,000	60,700	260,475	—	721,175
Deferred income taxes long-term	—	23,550	—	(23,550)	—
Other long-term liabilities	—	25,241	12,972	—	38,213

Total liabilities	532,018	241,783	484,704	(142,501)	1,116,004
Stockholders’/invested equity	583,310	397,023	696,370	(1,093,393)	583,310
Non-controlling interest	—	—	18,926	—	18,926

Total liabilities and equity	$1,115,328	$638,806	$1,200,000	$(1,235,894)	$1,718,240

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$135	$41,364	$—	$41,823
Trade accounts receivable, net	—	181,945	251,798	—	433,743
Other receivables	20	6,158	26,640	—	32,818
Inventories	—	107,722	237,465	(441)	344,746
Deferred income taxes	—	5,209	21,159	—	26,368
Prepaid expenses and other current assets	2,277	9,548	14,546	—	26,371

Total current assets	2,621	310,717	592,972	(441)	905,869
Fixed assets, net	18,802	64,496	155,015	—	238,313
Intangible assets, net	3,228	47,746	88,475	—	139,449
Goodwill	—	112,216	160,951	—	273,167
Other assets	2,753	2,677	42,359	—	47,789
Deferred income taxes long-term	—	(23,550)	137,203	—	113,653
Investment in subsidiaries	1,087,924	5,028	—	(1,092,952)	—

Total assets	$1,115,328	$519,330	$1,176,975	$(1,093,393)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,147	$—	$18,147
Accounts payable	6,995	95,355	101,222	—	203,572
Accrued liabilities	6,189	28,343	80,359	—	114,891
Current portion of long-term debt	—	8,594	10,053	—	18,647
Income taxes payable	—	(117)	1,476	—	1,359
Intercompany balances	118,834	(95,809)	(23,025)	—	—

Total current liabilities	132,018	36,366	188,232	—	356,616
Long-term debt, net of current portion	400,000	60,700	260,475	—	721,175
Other long-term liabilities	—	25,241	12,972	—	38,213

Total liabilities	532,018	122,307	461,679	—	1,116,004
Stockholders’/invested equity	583,310	397,023	696,370	(1,093,393)	583,310
Non-controlling interest	—	—	18,926	—	18,926

Total liabilities and equity	$1,115,328	$519,330	$1,176,975	$(1,093,393)	$1,718,240

CONDENSED CONSOLIDATING BALANCE SHEET

At October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$17	$1,331	$108,405	$—	$109,753
Trade accounts receivable, net	—	150,782	246,307	—	397,089
Other receivables	122	5,918	17,150	—	23,190
Income taxes receivable	—	21,338	(17,073)	—	4,265
Inventories	—	115,456	234,266	(1,965)	347,757
Deferred income taxes	—	(1,182)	33,990	—	32,808
Prepaid expenses and other current assets	2,378	8,525	14,526	—	25,429

Total current assets	2,517	302,168	637,571	(1,965)	940,291
Fixed assets, net	17,602	64,943	155,562	—	238,107
Intangible assets, net	3,007	48,743	86,393	—	138,143
Goodwill	—	112,216	156,373	—	268,589
Other assets	4,457	3,936	47,421	—	55,814
Deferred income taxes long-term	—	(16,682)	139,961	—	123,279
Investment in subsidiaries	1,084,745	8,929	—	(1,093,674)	—

Total assets	$1,112,328	$524,253	$1,223,281	$(1,095,639)	$1,764,223

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	$—	$—	$18,335	$—	$18,335
Accounts payable	2,510	88,280	112,233	—	203,023
Accrued liabilities	6,673	30,088	96,183	—	132,944
Current portion of long-term debt	—	3,000	1,628	—	4,628
Intercompany balances	93,047	(34,611)	(58,436)	—	—

Total current liabilities	102,230	86,757	169,943	—	358,930
Long-term debt, net of current portion	400,000	36,542	288,181	—	724,723
Other long-term liabilities	—	41,219	16,729	—	57,948

Total liabilities	502,230	164,518	474,853	—	1,141,601
Stockholders’/invested equity	610,098	359,735	735,904	(1,095,639)	610,098
Non-controlling interest	—	—	12,524	—	12,524

Total liabilities and equity	$1,112,328	$524,253	$1,223,281	$(1,095,639)	$1,764,223

Condensed Consolidated Statement of Cash Flows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(63,524)	$(21,716)	$712	$21,686	$(62,842)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,124	9,014	14,889	—	25,027
Stock-based compensation	11,223	—	—	—	11,223
Provision for doubtful accounts	—	(1,056)	4,584	—	3,528
Asset impairments	—	6,323	2,177	—	8,500
Equity in earnings	21,364	(687)	1,058	(20,677)	1,058
Non-cash interest expense	785	675	378	—	1,838
Deferred income taxes	—	—	184	—	184
Other adjustments to reconcile net (loss)/income	126	(17)	(377)	—	(268)
Changes in operating assets and liabilities:
Trade accounts receivable	—	55,239	1,346	—	56,585
Inventories	—	(23,280)	2,186	(1,009)	(22,103)
Other operating assets and liabilities	(582)	(20,416)	(20,126)	—	(41,124)

Net cash (used in)/provided by operating activities	(29,484)	4,079	7,011	—	(18,394)
Cash flows from investing activities:
Capital expenditures	(3,971)	(7,601)	(17,072)	—	(28,644)

Net cash used in investing activities	(3,971)	(7,601)	(17,072)	—	(28,644)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	6,157	—	6,157
Payments on lines of credit	—	—	(8,860)	—	(8,860)
Borrowings on long-term debt	—	49,000	54,134	—	103,134
Payments on long-term debt	—	(36,200)	(9,502)	—	(45,702)
Stock option exercises and employee stock purchases	3,832	—	—	—	3,832
Intercompany	29,407	(8,719)	(20,688)	—	—

Net cash provided by financing activities	33,239	4,081	21,241	—	58,561
Effect of exchange rate changes on cash	—	—	(5,453)	—	(5,453)

Net (decrease)/increase in cash and cash equivalents	(216)	559	5,727	—	6,070
Cash and cash equivalents, beginning of period	324	135	41,364	—	41,823

Cash and cash equivalents, end of period	$108	$694	$47,091	$—	$47,893

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(27,725)	$(14,892)	$31,220	$(13,920)	$(25,317)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,138	9,082	16,905	—	27,125
Stock-based compensation	12,400	—	—	—	12,400
Provision for doubtful accounts	—	(1,416)	1,835	—	419
Asset impairments	—	415	—	—	415
Equity in earnings	(16,190)	1,733	501	14,457	501
Non-cash interest expense	732	888	344	—	1,964
Deferred income taxes	—	—	9,295	—	9,295
Other adjustments to reconcile net (loss)/income	(138)	12	(586)	—	(712)
Changes in operating assets and liabilities:
Trade accounts receivable	—	25,895	(8,184)	—	17,711
Inventories	—	(14,290)	(3,695)	(537)	(18,522)
Other operating assets and liabilities	(1,825)	(11,645)	(29,491)	—	(42,961)

Net cash (used in)/provided by operating activities	(31,608)	(4,218)	18,144	—	(17,682)
Cash flows from investing activities:
Capital expenditures	(1,559)	(14,094)	(18,676)	—	(34,329)
Business acquisitions, net of cash acquired	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(1,559)	(14,094)	(27,793)	—	(43,446)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	8,464	—	8,464
Payments on lines of credit	—	—	(12,326)	—	(12,326)
Borrowings on long-term debt	—	62,500	29,477	—	91,977
Payments on long-term debt	—	(35,256)	(12,100)	—	(47,356)
Stock option exercises and employee stock purchases	779	—	—	—	779
Intercompany	32,394	(8,330)	(24,064)	—	—

Net cash provided by/(used in) financing activities	33,173	18,914	(10,549)	—	41,538
Effect of exchange rate changes on cash	—	—	(10,986)	—	(10,986)

Net increase/(decrease) in cash and cash equivalents	6	602	(31,184)	—	(30,576)
Cash and cash equivalents, beginning of period	17	1,331	108,405	—	109,753

Cash and cash equivalents, end of period	$23	$1,933	$77,221	$—	$79,177

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(10,756)	$21,152	$49,265	$(69,404)	$(9,743)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	2,088	18,002	33,142	—	53,232
Stock-based compensation	22,552	—	—	—	22,552
Provision for doubtful accounts	—	(1,642)	6,236	—	4,594
Asset impairments	—	5,162	2,072	—	7,234
Equity in earnings	(74,572)	4,674	282	69,898	282
Non-cash interest expense	1,490	1,506	689	—	3,685
Deferred income taxes	—	474	(9,056)	—	(8,582)
Other adjustments to reconcile net (loss)/income	(443)	36	(6,092)	—	(6,499)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(29,521)	(23,884)	—	(53,405)
Inventories	—	7,195	(11,679)	(494)	(4,978)
Other operating assets and liabilities	10,255	2,233	(34,399)	—	(21,911)

Net cash (used in)/provided by operating activities	(49,386)	29,271	6,576	—	(13,539)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	45	8,153	—	8,198
Capital expenditures	(4,388)	(22,580)	(39,113)	—	(66,081)
Business acquisitions, net of cash acquired	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(4,388)	(22,535)	(40,077)	—	(67,000)
Cash flows from financing activities:
Transactions with non-controlling interest owners	—	(11,000)	—	—	(11,000)
Borrowings on lines of credit	—	—	15,139	—	15,139
Payments on lines of credit	—	—	(12,641)	—	(12,641)
Borrowings on long-term debt	—	93,500	46,535	—	140,035
Payments on long-term debt	—	(70,800)	(42,041)	—	(112,841)
Stock option exercises and employee stock purchases	2,241	—	—	—	2,241
Intercompany	51,840	(19,632)	(32,208)	—	—

Net cash provided by/(used in) financing activities	54,081	(7,932)	(25,216)	—	20,933
Effect of exchange rate changes on cash	—	—	(8,324)	—	(8,324)

Net increase/(decrease) in cash and cash equivalents	307	(1,196)	(67,041)	—	(67,930)
Cash and cash equivalents, beginning of period	17	1,331	108,405	—	109,753

Cash and cash equivalents, end of period	$324	$135	$41,364	—	$41,823

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(21,258)	$18,304	$39,479	$(54,395)	$(17,870)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,735	20,445	33,079	—	55,259
Stock-based compensation	14,414	—	—	—	14,414
Provision for doubtful accounts	—	1,363	7,369	—	8,732
Asset impairments	—	3,399	82,974	—	86,373
Equity in earnings	(50,224)	(994)	(197)	51,060	(355)
Non-cash interest expense	1,387	1,808	15,917	—	19,112
Deferred income taxes	—	3,703	(31,951)	—	(28,248)
Other adjustments to reconcile net (loss)/income	72	481	(6,219)	—	(5,666)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(22,106)	(11,879)	—	(33,985)
Inventories	—	(23,322)	(50,719)	3,335	(70,706)
Other operating assets and liabilities	1,090	(4,275)	30,274	—	27,089

Net cash (used in)/provided by operating activities	(52,784)	(1,194)	108,127	—	54,149
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	15	12,531	—	12,546
Capital expenditures	(12,570)	(34,624)	(42,396)	—	(89,590)
Business acquisitions, net of cash acquired	—	(528)	(5,050)	—	(5,578)

Net cash used in investing activities	(12,570)	(35,137)	(34,915)	—	(82,622)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	30,070	—	30,070
Payments on lines of credit	—	—	(35,303)	—	(35,303)
Borrowings on long-term debt	—	44,500	270,830	—	315,330
Payments on long-term debt	—	(25,524)	(259,152)	—	(284,676)
Payments of debt issuance costs	—	—	(6,391)	—	(6,391)
Stock option exercises and employee stock purchases	4,129	—	—	—	4,129
Intercompany	61,078	(20,486)	(40,592)	—	—

Net cash provided by/(used in) financing activities	65,207	(1,510)	(40,538)	—	23,159
Effect of exchange rate changes on cash	—	—	(5,526)	—	(5,526)

Net (decrease)/increase in cash and cash equivalents	(147)	(37,841)	27,148	—	(10,840)
Cash and cash equivalents, beginning of period	164	39,172	81,257	—	120,593

Cash and cash equivalents, end of period	$17	$1,331	$108,405	—	$109,753

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(9,684)	$(33,406)	$90,314	$(53,494)	$(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations	—	(1,485)	(345)	—	(1,830)
Depreciation and amortization	1,519	21,494	30,848	—	53,861
Stock-based compensation	12,831	—	—	—	12,831
Provision for doubtful accounts	—	4,360	10,947	—	15,307
Equity in earnings	(50,399)	(1,482)	(524)	51,881	(524)
Asset impairments	—	8,403	3,254	—	11,657
Non-cash interest expense	1,292	42,740	12,663	—	56,695
Deferred taxes	—	(5,652)	13,681	—	8,029
Other adjustments to reconcile net (loss)/income	(195)	(1,455)	(1,892)	—	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	—	15,735	24,111	—	39,846
Inventories	—	(5,075)	7,967	1,613	4,505
Other operating assets and liabilities	16,733	7,960	(15,561)	—	9,132

Cash (used in)/provided by operating activities of continuing operations	(27,903)	52,137	175,463	—	199,697
Cash provided by operating activities of discontinued operations	—	1,507	2,278	—	3,785

Net cash (used in)/provided by operating activities	(27,903)	53,644	177,741	—	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	34	4,519	109	—	4,662
Capital expenditures	(4,194)	(10,730)	(32,873)	—	(47,797)
Changes in restricted cash	—	—	52,706	—	52,706

Net cash (used in)/provided by investing activities	(4,160)	(6,211)	19,942	—	9,571
Cash flows from financing activities:
Borrowings on lines of credit	—	—	16,581	—	16,581
Payments on lines of credit	—	—	(27,021)	—	(27,021)
Borrowings on long-term debt	—	42,735	16,618	—	59,353
Payments on long-term debt	—	(51,489)	(169,077)	—	(220,566)
Payments of debt and equity issuance costs	(7,750)	—	(1,823)	—	(9,573)
Proceeds from stock option exercises	3,639	—	—	—	3,639
Transactions with non-controlling interests owners	—	(1,542)	(3,632)	—	(5,174)
Intercompany	36,017	900	(36,917)	—	—

Net cash provided by/(used in) financing activities	31,906	(9,396)	(205,271)	—	(182,761)
Effect of exchange rate changes on cash	—	—	(9,215)	—	(9,215)

Net (decrease)/increase in cash and cash equivalents	(157)	38,037	(16,803)	—	21,077
Cash and cash equivalents, beginning of period	321	1,135	98,060	—	99,516

Cash and cash equivalents, end of period	$164	$39,172	$81,257	—	$120,593

Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Condensed Consolidated Statement of Operations

Condensed Consolidating Statement of Operations

Second Quarter Ended April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$116	$105,393	$108,336	$290,111	$(45,208)	$458,748
Cost of goods sold	—	65,353	71,696	144,071	(33,508)	247,612

Gross profit	116	40,040	36,640	146,040	(11,700)	211,136
Selling, general and administrative expense	11,753	36,182	36,817	141,282	(7,830)	218,204
Asset impairments	—	1,646	3,342	344	—	5,332

Operating (loss)/income	(11,637)	2,212	(3,519)	4,414	(3,870)	(12,400)
Interest expense, net	7,269	1,440	(54)	6,634	—	15,289
Foreign currency (gain)/loss	(28)	73	125	(2,788)	—	(2,618)
Equity in earnings	13,094	(483)	—	—	(12,611)	—

(Loss)/income before provision for income taxes	(31,972)	1,182	(3,590)	568	8,741	(25,071)
Provision for income taxes	423	1,231	—	5,493	—	7,147

Net loss	(32,395)	(49)	(3,590)	(4,925)	8,741	(32,218)
Less: Net income attributable to non-controlling interest	—	—	—	(177)	—	(177)

Net loss attributable to Quiksilver, Inc.	(32,395)	(49)	(3,590)	(5,102)	8,741	(32,395)
Other comprehensive loss	(16,723)	—	—	(16,723)	16,723	(16,723)

Comprehensive loss attributable to Quiksilver, Inc.	$(49,118)	$(49)	$(3,590)	$(21,825)	$25,464	$(49,118)

Condensed Consolidating Statement of Operations

Second Quarter Ended April 30, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$120	$102,789	$109,272	$328,589	$(48,557)	$492,213
Cost of goods sold	—	64,425	65,796	155,662	(35,819)	250,064

Gross profit	120	38,364	43,476	172,927	(12,738)	242,149
Selling, general and administrative expense	12,869	35,782	39,152	144,422	(8,215)	224,010
Asset impairments	—	—	415	—	—	415

Operating (loss)/income	(12,749)	2,582	3,909	28,505	(4,523)	17,724
Interest expense, net	7,239	1,391	—	6,955	—	15,585
Foreign currency loss/(gain)	13	131	81	(834)	—	(609)
Equity in earnings	(14,881)	482	—	—	14,399	—

(Loss)/income before provision for income taxes	(5,120)	578	3,828	22,384	(18,922)	2,748
Provision for income taxes	—	216	—	6,939	—	7,155

Net (loss)/income	(5,120)	362	3,828	15,445	(18,922)	(4,407)
Less: Net income attributable to non-controlling interest	—	—	—	(713)	—	(713)

Net (loss)/income attributable to Quiksilver, Inc.	(5,120)	362	3,828	14,732	(18,922)	(5,120)
Other comprehensive loss	(1,271)	—	—	(1,271)	1,271	(1,271)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(6,391)	$362	$3,828	$13,461	$(17,651)	$(6,391)

Condensed Consolidating Statement of Operations

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$232	$193,912	$222,717	$587,455	$(114,550)	$889,766
Cost of goods sold	—	117,959	159,945	277,756	(96,737)	458,923

Gross profit	232	75,953	62,772	309,699	(17,813)	430,843
Selling, general and administrative expense	27,728	72,129	75,058	283,436	(14,888)	443,463
Asset impairments	—	1,646	4,677	2,177	—	8,500

Operating (loss)/income	(27,496)	2,178	(16,963)	24,086	(2,925)	(21,120)
Interest expense, net	14,538	2,909	(55)	13,404	—	30,796
Foreign currency loss	126	86	277	66	—	555
Equity in earnings	20,941	(687)	—	—	(20,254)	—

(Loss)/income before provision for income taxes	(63,101)	(130)	(17,185)	10,616	17,329	(52,471)
Provision for income taxes	423	44	—	9,904	—	10,371

Net (loss)/income	(63,524)	(174)	(17,185)	712	17,329	(62,842)
Less: Net income attributable to non-controlling interest	—	—	—	(682)	—	(682)

Net (loss)/income attributable to Quiksilver, Inc	(63,524)	(174)	(17,185)	30	17,329	(63,524)
Other comprehensive loss	(8,613)	—	—	(8,613)	8,613	(8,613)

Comprehensive loss attributable to Quiksilver, Inc.	$(72,137)	$(174)	$(17,185)	$(8,583)	$25,942	$(72,137)

Condensed Consolidating Statement of Operations

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$236	$232,949	$226,151	$633,616	$(151,118)	$941,834
Cost of goods sold	—	146,286	150,591	291,845	(116,987)	471,735

Gross profit	236	86,663	75,560	341,771	(34,131)	470,099
Selling, general and administrative expense	29,785	73,689	78,742	287,467	(15,258)	454,425
Asset impairments	—	—	415	—	—	415

Operating (loss)/income	(29,549)	12,974	(3,597)	54,304	(18,873)	15,259
Interest expense, net	14,479	2,685	—	13,466	—	30,630
Foreign currency (gain)/loss	(113)	(124)	133	(2,355)	—	(2,459)
Equity in earnings	(16,190)	1,733	—	—	14,457	—

(Loss)/income before provision for income taxes	(27,725)	8,680	(3,730)	43,193	(33,330)	(12,912)
Provision for income taxes	—	432	—	11,973	—	12,405

Net (loss)/income	(27,725)	8,248	(3,730)	31,220	(33,330)	(25,317)
Less: Net income attributable to non-controlling interest	—	—	—	(2,408)	—	(2,408)

Net (loss)/income attributable to Quiksilver, Inc	(27,725)	8,248	(3,730)	28,812	(33,330)	(27,725)
Other comprehensive loss	(21,031)	—	—	(21,031)	21,031	(21,031)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(48,756)	$8,248	$(3,730)	$7,781	$(12,299)	$(48,756)

Condensed Consolidating Statement of Operations

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$469	$453,532	$573,826	$1,262,757	$(277,345)	$2,013,239
Cost of goods sold	—	275,179	373,016	602,115	(217,417)	1,032,893

Gross profit	469	178,353	200,810	660,642	(59,928)	980,346
Selling, general and administrative expense	56,983	147,684	164,202	577,868	(30,593)	916,144
Asset impairments	—	11	5,151	2,072	—	7,234

Operating (loss)/income	(56,514)	30,658	31,457	80,702	(29,335)	56,968
Interest expense, net	28,987	5,352	(1)	26,485	—	60,823
Foreign currency (gain)/loss	(173)	(148)	113	(1,461)	—	(1,669)
Equity in earnings	(74,572)	4,674	—	—	69,898	—

(Loss)/income before provision for income taxes	(10,756)	20,780	31,345	55,678	(99,233)	(2,186)
Provision for income taxes	—	1,144	—	6,413	—	7,557

Net (loss)/income	(10,756)	19,636	31,345	49,265	(99,233)	(9,743)
Less: Net income attributable to non-controlling interest	—	—	—	(1,013)	—	(1,013)

Net (loss)/income attributable to Quiksilver, Inc	(10,756)	19,636	31,345	48,252	(99,233)	(10,756)
Other comprehensive loss	(29,715)	—	—	(29,715)	29,715	(29,715)

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(40,471)	$19,636	$31,345	$18,537	$(69,518)	$(40,471)

Condensed Consolidating Statement of Operations

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$464	$440,088	$479,559	$1,270,320	$(237,370)	$1,953,061
Cost of goods sold	—	268,361	291,972	554,593	(185,699)	929,227

Gross profit	464	171,727	187,587	715,727	(51,671)	1,023,834
Selling, general and administrative expense	43,045	139,530	172,310	566,703	(25,639)	895,949
Asset impairments	—	1,778	1,621	82,974	—	86,373

Operating (loss)/income	(42,581)	30,419	13,656	66,050	(26,032)	41,512
Interest expense, net	28,871	3,795	(10)	41,152	—	73,808
Foreign currency loss/(gain)	30	(229)	189	(101)	—	(111)
Equity in earnings	(50,224)	(836)	—	—	51,060	—

(Loss)/income before provision/(benefit) for income taxes	(21,258)	27,689	13,477	24,999	(77,092)	(32,185)
Provision/(benefit) for income taxes	—	165	—	(14,480)	—	(14,315)

Net (loss)/income	(21,258)	27,524	13,477	39,479	(77,092)	(17,870)
Less: Net income attributable to non-controlling interest	—	—	—	(3,388)	—	(3,388)

Net (loss)/income attributable to Quiksilver, Inc	(21,258)	27,524	13,477	36,091	(77,092)	(21,258)
Other comprehensive income	2,445	—	—	2,445	(2,445)	2,445

Comprehensive (loss)/income attributable to Quiksilver, Inc.	$(18,813)	$27,524	$13,477	$38,536	$(79,537)	$(18,813)

Condensed Consolidating Statement of Operations

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Revenues, net	$376	$418,623	$421,759	$1,195,536	$(198,674)	$1,837,620
Cost of goods sold	—	261,491	240,660	511,777	(143,556)	870,372

Gross profit	376	157,132	181,099	683,759	(55,118)	967,248
Selling, general and administrative expense	36,867	133,730	149,617	537,153	(29,817)	832,066
Asset impairments	—	667	6,918	4,072	—	11,657

Operating (loss)/income	(36,491)	22,735	24,564	142,534	(29,817)	123,525
Interest expense, net	28,721	55,070	—	30,318	—	114,109
Foreign currency gain	(285)	(113)	(11)	(5,508)	—	(5,917)
Equity in earnings and other (income)/expense	(50,399)	(1,482)	—	—	51,881	—

(Loss)/income before (benefit)/provision for income taxes	(14,528)	(30,740)	24,575	117,724	(81,698)	15,333
(Benefit)/provision for income taxes	(4,844)	522	—	27,755	—	23,433

(Loss)/income from continuing operations	(9,684)	(31,262)	24,575	89,969	(81,698)	(8,100)
Income from discontinued operations	—	—	1,485	345	—	1,830

Net (loss)/income	(9,684)	(31,262)	26,060	90,314	(81,698)	(6,270)
Less: Net income attributable to non-controlling interest	—	—	—	(3,414)	—	(3,414)

Net (loss) income attributable to Quiksilver, Inc	(9,684)	(31,262)	26,060	86,900	(81,698)	(9,684)
Other comprehensive income	18,286	—	—	18,286	(18,286)	18,286

Comprehensive income/(loss) attributable to Quiksilver, Inc.	$8,602	$(31,262)	$26,060	$105,186	$(99,984)	$8,602

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$108	$2,186	$(1,492)	$47,091	$—	$47,893
Trade accounts receivable, net	—	82,867	44,895	247,574	—	375,336
Other receivables	19	2,925	5,601	23,388	—	31,933
Income taxes receivable	—	232	—	—	(232)	—
Inventories	—	46,391	103,330	234,160	(17,577)	366,304
Deferred income taxes	—	26,617	—	20,487	(21,408)	25,696
Prepaid expenses and other current assets	4,594	5,011	4,899	18,953	—	33,457
Intercompany balances	—	34,756	59,069	67,483	(161,308)	—

Total current assets	4,721	200,985	216,302	659,136	(200,525)	880,619
Fixed assets, net	19,454	35,349	22,425	155,727	—	232,955
Intangible assets, net	3,752	45,039	2,132	87,826	—	138,749
Goodwill	—	103,880	8,336	160,548	—	272,764
Other assets	1,902	1,396	586	39,875	—	43,759
Deferred income taxes long-term	20,387	—	—	139,240	(45,236)	114,391
Investment in subsidiaries	1,066,983	161,231	—	—	(1,228,214)	—

Total assets	$1,117,199	$547,880	$249,781	$1,242,352	$(1,473,975)	$1,683,237

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	$2,756	$46,944	$38,081	$97,789	$—	$185,570
Accrued liabilities	6,049	13,345	9,313	73,773	—	102,480
Current portion of long-term debt	—	6,094	—	38,740	—	44,834
Income taxes payable	—	—	—	683	(232)	451
Deferred income taxes	20,902	—	506	—	(21,408)	—
Intercompany balances	161,308	—	—	—	(161,308)	—

Total current liabilities	191,015	66,383	47,900	210,985	(182,948)	333,335
Long-term debt	400,000	76,000	—	293,108	—	769,108
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	—
Other long-term liabilities	—	5,108	8,474	21,376	—	34,958

Total liabilities	591,015	190,442	58,659	525,469	(228,184)	1,137,401
Stockholders’/invested equity:	526,184	357,438	191,122	697,231	(1,245,791)	526,184
Non-controlling interest	—	—	—	19,652	—	19,652

Total liabilities and equity	$1,117,199	$547,880	$249,781	$1,242,352	$(1,473,975)	$1,683,237

Condensed Consolidating Balance Sheet

October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$1,966	$(1,831)	$41,364	$—	$41,823
Trade accounts receivable, net	—	80,522	101,423	251,798	—	433,743
Other receivables	20	2,767	3,391	26,640	—	32,818
Income taxes receivable	—	117	—	—	(117)	—
Inventories	—	32,156	97,522	237,465	(22,397)	344,746
Deferred income taxes	—	26,617	—	21,159	(21,408)	26,368
Prepaid expenses and other current assets	2,277	4,463	5,085	14,546	—	26,371
Intercompany balances	—	40,248	45,565	32,506	(118,319)	—

Total current assets	2,621	188,856	251,155	625,478	(162,241)	905,869
Fixed assets, net	18,802	39,175	25,321	155,015	—	238,313
Intangible assets, net	3,228	45,547	2,199	88,475	—	139,449
Goodwill	—	103,880	8,336	160,951	—	273,167
Other assets	2,753	2,083	594	42,359	—	47,789
Deferred income taxes long-term	20,387	—	—	138,502	(45,236)	113,653
Investment in subsidiaries	1,087,924	159,273	—	—	(1,247,197)	—

Total assets	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	—	18,147	—	18,147
Accounts payable	6,995	39,542	55,813	101,222	—	203,572
Accrued liabilities	6,189	15,699	12,644	80,359	—	114,891
Current portion of long-term debt	—	8,594	—	10,053	—	18,647
Income taxes payable	—	—	—	1,476	(117)	1,359
Deferred income taxes	20,902	—	506	—	(21,408)	—
Intercompany balances	118,319	—	—	—	(118,319)	—

Total current liabilities	152,405	63,835	68,963	211,257	(139,844)	356,616
Long-term debt	400,000	60,700	—	260,475	—	721,175
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	—
Other long-term liabilities	—	5,413	9,048	23,752	—	38,213

Total liabilities	552,405	172,899	80,296	495,484	(185,080)	1,116,004
Stockholders’/invested equity:	583,310	365,915	207,309	696,370	(1,269,594)	583,310
Non-controlling interest	—	—	—	18,926	—	18,926

Total liabilities and equity	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

Condensed Consolidating Balance Sheet

October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$324	$1,966	$(1,831)	$41,364	$—	$41,823
Trade accounts receivable, net	—	80,522	101,423	251,798	—	433,743
Other receivables	20	2,767	3,391	26,640	—	32,818
Income taxes receivable	—	117	—	—	(117)	—
Inventories	—	32,156	97,522	237,465	(22,397)	344,746
Deferred income taxes	—	26,617	—	21,159	(21,408)	26,368
Prepaid expenses and other current assets	2,277	4,463	5,085	14,546	—	26,371
Intercompany balances		40,248	45,565	32,506	(118,319)	—

Total current assets	2,621	188,856	251,155	625,478	(162,241)	905,869
Fixed assets, net	18,802	39,175	25,321	155,015	—	238,313
Intangible assets, net	3,228	45,547	2,199	88,475	—	139,449
Goodwill	—	103,880	8,336	160,951	—	273,167
Other assets	2,753	2,083	594	42,359	—	47,789
Deferred income taxes long-term	20,387	—	—	138,502	(45,236)	113,653
Investment in subsidiaries	1,087,924	159,273		—	(1,247,197)	—

Total assets	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	—	18,147	—	18,147
Accounts payable	6,995	39,542	55,813	101,222	—	203,572
Accrued liabilities	6,189	15,699	12,644	80,359	—	114,891
Current portion of long-term debt	—	8,594	—	10,053	—	18,647
Income taxes payable		—	—	1,476	(117)	1,359
Deferred income taxes	20,902	—	506	—	(21,408)	0
Intercompany balances	118,319	—	—	—	(118,319)	—

Total current liabilities	152,405	63,835	68,963	211,257	(139,844)	356,616
Long-term debt	400,000	60,700	—	260,475	—	721,175
Deferred income taxes long-term	—	42,951	2,285	—	(45,236)	0
Other long-term liabilities	—	5,413	9,048	23,752	—	38,213

Total liabilities	552,405	172,899	80,296	495,484	(185,080)	1,116,004
Stockholders’/invested equity:	583,310	365,915	207,309	696,370	(1,269,594)	583,310
Non-controlling interest	—	—	—	18,926	—	18,926

Total liabilities and equity	$1,135,715	$538,814	$287,605	$1,210,780	$(1,454,674)	$1,718,240

Condensed Consolidating Balance Sheet

October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$17	$4,972	$(3,641)	$108,405	$—	$109,753
Trade accounts receivable, net	—	72,533	78,249	246,307	—	397,089
Other receivables	122	3,024	2,894	17,150	—	23,190
Income taxes receivable	—	390	—	3,875	—	4,265
Inventories	—	57,862	74,754	234,266	(19,125)	347,757
Deferred income taxes	—	15,111	—	33,990	(16,293)	32,808
Prepaid expenses and other current assets	2,378	3,507	5,018	14,526	—	25,429
Intercompany balances	—	—	67,075	65,631	(132,706)	—

Total current assets	2,517	157,399	224,349	724,150	(168,124)	940,291
Fixed assets, net	17,602	36,493	28,450	155,562	—	238,107
Intangible assets, net	3,007	46,510	2,233	86,393	—	138,143
Goodwill	—	103,880	8,336	156,373	—	268,589
Other assets	4,457	3,377	559	47,421	—	55,814
Deferred income taxes long-term	11,531	—	1,577	141,554	(31,383)	123,279
Investment in subsidiaries	1,084,745	163,174	—	—	(1,247,919)	—

Total assets	$1,123,859	$510,833	$265,504	$1,311,453	$(1,447,426)	$1,764,223

LIABILITIES AND EQUITY
Current liabilities:
Lines of credit	—	—	—	18,335	—	18,335
Accounts payable	2,510	50,858	37,422	112,233	—	203,023
Accrued liabilities	6,673	12,666	17,422	96,183	—	132,944
Current portion of long-term debt	—	3,000	—	1,628	—	4,628
Income taxes payable	—	—	—	—	—	—
Deferred income taxes	11,998	—	4,295	—	(16,293)	0
Intercompany balances	92,580	40,126	—	—	(132,706)	—

Total current liabilities	113,761	106,650	59,139	228,379	(148,999)	358,930
Long-term debt	400,000	36,542	—	288,181	—	724,723
Deferred income taxes long-term	—	31,383	—	—	(31,383)	0
Other long-term liabilities	—	6,546	4,937	46,465	—	57,948

Total liabilities	513,761	181,121	64,076	563,025	(180,882)	1,141,601
Stockholders’/invested equity:	610,098	329,712	201,428	735,904	(1,267,044)	610,098
Non-controlling interest	—	—	—	12,524	—	12,524

Total liabilities and equity	$1,123,859	$510,833	$265,504	$1,311,453	$(1,447,426)	$1,764,223

Condensed Consolidated Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows

First Half Ended April 30, 2013

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(63,524)	$(174)	$(17,185)	$712	$17,329	$(62,842)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,124	5,921	3,093	14,889	—	25,027
Stock based compensation	11,223	—	—	—	—	11,223
Provision for doubtful accounts	—	325	(1,381)	4,584	—	3,528
Asset impairments	—	1,646	4,677	2,177	—	8,500
Equity in earnings	20,941	(687)	—	1,058	(20,254)	1,058
Non-cash interest expense	785	675	—	378	—	1,838
Deferred income taxes	—	—	—	184	—	184
Other adjustments to reconcile net (loss)/income	126	—	(17)	(377)	—	(268)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(2,670)	57,909	1,346	—	56,585
Inventories	—	(18,169)	(9,045)	2,186	2,925	(22,103)
Other operating assets and liabilities	(582)	4,377	(24,793)	(20,126)	—	(41,124)

Net cash (used in)/provided by operating activities	(29,907)	(8,756)	13,258	7,011	—	(18,394)
Cash flows from investing activities:
Capital expenditures	(3,971)	(3,562)	(4,039)	(17,072)	—	(28,644)

Net cash used in investing activities	(3,971)	(3,562)	(4,039)	(17,072)	—	(28,644)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	6,157	—	6,157
Payments on lines of credit	—	—	—	(8,860)	—	(8,860)
Borrowings on long-term debt	—	49,000	—	54,134	—	103,134
Payments on long-term debt	—	(36,200)	—	(9,502)	—	(45,702)
Stock option exercises and employee stock purchases	3,832	—	—	—	—	3,832
Intercompany	29,830	(262)	(8,880)	(20,688)	—	—

Net cash provided by/(used in) financing activities	33,662	12,538	(8,880)	21,241	—	58,561
Effect of exchange rate changes on cash	—	—	—	(5,453)	—	(5,453)

Net (decrease)/increase in cash and cash equivalents	(216)	220	339	5,727	—	6,070
Cash and cash equivalents, beginning of period	324	1,966	(1,831)	41,364	—	41,823

Cash and cash equivalents, end of period	$108	$2,186	$(1,492)	$47,091	$—	$47,893

Condensed Consolidating Statement of Cash Flows

First Half Ended April 30, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(27,725)	$8,248	$(3,730)	$31,220	$(33,330)	$(25,317)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,138	5,722	3,360	16,905	—	27,125
Stock based compensation	12,400	—	—	—	—	12,400
Provision for doubtful accounts	—	(661)	(755)	1,835	—	419
Asset impairments	—	—	415	—	—	415
Equity in earnings	(16,190)	1,733	—	501	14,457	501
Non-cash interest expense	732	888	—	344	—	1,964
Deferred income taxes	—	—	—	9,295	—	9,295
Other adjustments to reconcile net (loss)/income	(138)	7	5	(586)	—	(712)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(4,562)	30,457	(8,184)	—	17,711
Inventories	—	22,831	(56,531)	(3,695)	18,873	(18,522)
Other operating assets and liabilities	(4,781)	(11,202)	2,513	(29,491)	—	(42,961)

Net cash (used in)/provided by operating activities	(34,564)	23,004	(24,266)	18,144	—	(17,682)
Cash flows from investing activities:
Capital expenditures	(1,559)	(9,084)	(5,010)	(18,676)	—	(34,329)
Business acquisitions, net of cash acquired	—	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(1,559)	(9,084)	(5,010)	(27,793)	—	(43,446)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	8,464	—	8,464
Payments on lines of credit	—	—	—	(12,326)	—	(12,326)
Borrowings on long-term debt	—	62,500	—	29,477	—	91,977
Payments on long-term debt	—	(35,256)	—	(12,100)	—	(47,356)
Stock option exercises and employee stock purchases	779	—	—	—	—	779
Intercompany	35,350	(42,151)	30,865	(24,064)	—	—

Net cash provided by/(used in) financing activities	36,129	(14,907)	30,865	(10,549)	—	41,538
Effect of exchange rate changes on cash	—	—	—	(10,986)	—	(10,986)

Net increase/(decrease) in cash and cash equivalents	6	(987)	1,589	(31,184)	—	(30,576)
Cash and cash equivalents, beginning of period	17	4,972	(3,641)	108,405	—	109,753

Cash and cash equivalents, end of period	$23	$3,985	$(2,052)	$77,221	$—	$79,177

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2012

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(10,756)	$19,636	$31,345	$49,265	$(99,233)	$(9,743)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	2,088	11,314	6,688	33,142	—	53,232
Stock based compensation	22,552		—	—	—	22,552
Provision for doubtful accounts	—	(763)	(879)	6,236	—	4,594
Asset impairments	—	11	5,151	2,072	—	7,234
Equity in earnings	(74,572)	4,674		282	69,898	282
Non-cash interest expense	1,490	1,506	—	689	—	3,685
Deferred income taxes	—	62	412	(9,056)	—	(8,582)
Other adjustments to reconcile net (loss)/income	(443)	(94)	130	(6,092)	—	(6,499)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(7,227)	(22,294)	(23,884)	—	(53,405)
Inventories	—	23,444	(46,078)	(11,679)	29,335	(4,978)
Other operating assets and liabilities	5,918	(9,589)	16,159	(34,399)	—	(21,911)

Net cash (used in)/provided by operating activities	(53,723)	42,974	(9,366)	6,576	—	(13,539)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	43	2	8,153	—	8,198
Capital expenditures	(4,388)	(13,744)	(8,836)	(39,113)	—	(66,081)
Business acquisitions, net of cash acquired	—	—	—	(9,117)	—	(9,117)

Net cash used in investing activities	(4,388)	(13,701)	(8,834)	(40,077)	—	(67,000)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	15,139	—	15,139
Payments on lines of credit	—	—	—	(12,641)	—	(12,641)
Borrowings on long-term debt	—	93,500	—	46,535	—	140,035
Payments on long-term debt	—	(70,800)	—	(42,041)	—	(112,841)
Stock option exercises and employee stock purchases	2,241	—	—	—	—	2,241
Transactions with non-controlling interest owners	—	(11,000)	—	—	—	(11,000)
Intercompany	56,177	(43,979)	20,010	(32,208)	—	—

Net cash provided by/(used in) financing activities	58,418	(32,279)	20,010	(25,216)	—	20,933
Effect of exchange rate changes on cash	—	—	—	(8,324)	—	(8,324)

Net increase/(decrease) in cash and cash equivalents	307	(3,006)	1,810	(67,041)	—	(67,930)
Cash and cash equivalents, beginning of period	17	4,972	(3,641)	108,405	—	109,753

Cash and cash equivalents, end of period	$324	$1,966	$(1,831)	$41,364	$—	$41,823

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2011

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(21,258)	$27,524	$13,477	$39,479	$(77,092)	$(17,870)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and Amortization	1,735	13,191	7,254	33,079	—	55,259
Stock based compensation	14,414	—	—	—	—	14,414
Provision for doubtful accounts	—	225	1,138	7,369	—	8,732
Asset impairments	—	1,778	1,621	82,974	—	86,373
Equity in earnings	(50,224)	(994)	—	(197)	51,060	(355)
Non-cash interest expense	1,387	1,808	—	15,917	—	19,112
Deferred income taxes	—	93	3,610	(31,951)	—	(28,248)
Other adjustments to reconcile net (loss)/income	72	351	130	(6,219)	—	(5,666)
Changes in operating assets and liabilities:
Trade accounts receivable	—	(8,811)	(13,295)	(11,879)	—	(33,985)
Inventories	—	(49,448)	3,429	(50,719)	26,032	(70,706)
Other operating assets and liabilities	(17,134)	5,146	8,803	30,274	—	27,089

Net cash (used in)/provided by operating activities	(71,008)	(9,137)	26,167	108,127	—	54,149
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	—	5	10	12,531	—	12,546
Capital expenditures	(12,570)	(21,726)	(12,898)	(42,396)	—	(89,590)
Business acquisitions, net of cash acquired	—	—	(528)	(5,050)	—	(5,578)

Net cash used in investing activities	(12,570)	(21,721)	(13,416)	(34,915)	—	(82,622)
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	30,070	—	30,070
Payments on lines of credit	—	—	—	(35,303)	—	(35,303)
Borrowings on long-term debt	—	44,500	—	270,830	—	315,330
Payments on long-term debt	—	(25,524)	—	(259,152)	—	(284,676)
Payments of debt issuance costs	—	—	—	(6,391)	—	(6,391)
Stock option exercises and employee stock purchases	4,129	—	—	—	—	4,129
Intercompany	79,302	(21,853)	(16,857)	(40,592)	—	—

Net cash provided by/(used in) financing activities	83,431	(2,877)	(16,857)	(40,538)	—	23,159
Effect of exchange rate changes on cash	—	—	—	(5,526)	—	(5,526)

Net (decrease)/increase in cash and cash equivalents	(147)	(33,735)	(4,106)	27,148	—	(10,840)
Cash and cash equivalents, beginning of period	164	38,707	465	81,257	—	120,593

Cash and cash equivalents, end of period	$17	$4,972	$(3,641)	$108,405	$—	$109,753

Condensed Consolidating Statement of Cash Flows

Year Ended October 31, 2010

In thousands	Quiksilver, Inc.	QS Wholesale, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Net (loss)/income	$(9,684)	$(31,262)	$26,060	$90,314	$(81,698)	$(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations	—	—	(1,485)	(345)	—	(1,830)
Depreciation and Amortization	1,519	12,134	9,360	30,848	—	53,861
Stock based compensation	12,831	—	—	—	—	12,831
Provision for doubtful accounts	—	2,982	1,378	10,947	—	15,307
Equity in earnings	(50,399)	(1,482)	—	(524)	51,881	(524)
Asset impairments	—	667	6,918	4,072	—	11,657
Non-Cash interest expense	1,292	42,740	—	12,663	—	56,695
Deferred taxes	—	(2,203)	(3,449)	13,681	—	8,029
Other adjustments to reconcile net (loss)/income	(195)	(1,225)	(230)	(1,892)	—	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	—	10,464	5,271	24,111	—	39,846
Inventories	—	(27,021)	(6,258)	7,967	29,817	4,505
Other operating assets and liabilities	8,350	7,975	8,368	(15,561)	—	9,132

Cash (used in)/provided by operating activities of continuing operations	(36,286)	13,769	45,933	176,281	—	199,697
Cash provided by operating activities of discontinued operations	—	—	1,507	2,278	—	3,785

Net cash (used in)/provided by operating activities	(36,286)	13,769	47,440	178,559	—	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment	34	4,500	19	109	—	4,662
Capital expenditures	(4,194)	(6,901)	(3,829)	(32,873)	—	(47,797)
Changes in restricted cash	—	—	—	52,706	—	52,706

Net cash (used in)/provided by investing activities	(4,160)	(2,401)	(3,810)	19,942	—	9,571
Cash flows from financing activities:
Borrowings on lines of credit	—	—	—	16,581	—	16,581
Payments on lines of credit	—	—	—	(27,021)	—	(27,021)
Borrowings on long-term debt	—	42,735	—	16,618	—	59,353
Payments on long-term debt	—	(51,489)	—	(169,077)	—	(220,566)
Payments of debt and equity issuance costs	(7,750)	—	—	(1,823)	—	(9,573)
Proceeds from stock option exercises	3,639	—	—	—	—	3,639
Transactions with non-controlling interest owners	—	(1,542)	—	(3,632)	—	(5,174)
Intercompany	44,400	36,553	(43,218)	(37,735)	—	—

Net cash provided by/(used in) financing activities	40,289	26,257	(43,218)	(206,089)	—	(182,761)
Effect of exchange rate changes on cash	—	—	—	(9,215)	—	(9,215)

Net (decrease)/increase in cash and cash equivalents	(157)	37,625	412	(16,803)	—	21,077
Cash and cash equivalents, beginning of period	321	1,082	53	98,060	—	99,516

Cash and cash equivalents, end of period	$164	$38,707	$465	$81,257	$—	$120,593

Earnings per Share and Stock-Based Compensation (Tables)	6 Months Ended
Apr. 30, 2013
Schedule of Performance Based Options and Performance Based Restricted Stock Units

Activity related to performance based options and performance based restricted stock units for the first half ended April 30, 2013 is as follows:

	Performance Options	Performance Restricted Stock Units
Non-vested, October 31, 2012	856,000	7,929,375
Granted	—	5,750,000
Vested	—	—
Canceled	(112,000)	(2,097,343)

Non-vested, April 30, 2013	744,000	11,582,032

Schedule of Changes in Non-Vested Shares Under Option, Excluding Performance Based Options

Changes in non-vested shares under option, excluding performance based options, for the first half ended April 30, 2013 are as follows:

	Shares	Weighted- Average Grant Date Fair Value
Non-vested, October 31, 2012	4,422,172	$1.92
Granted	150,000	4.61
Vested	(1,613,676)	2.55
Canceled	(210,001)	1.77

Non-vested, April 30, 2013	2,748,495	$1.82

Changes in Restricted Stock

Changes in restricted stock for the first half ended April 30, 2013 are as follows:

Shares
Outstanding, October 31, 2012	801,667
Granted	90,000
Vested	(680,000)
Forfeited	(26,667)

Outstanding, April 30, 2013	185,000

Stockholders' Equity and Non-controlling Interest (Tables)	6 Months Ended
Apr. 30, 2013
Summary of Changes in Equity

The following tables summarize the changes in equity attributable to Quiksilver, Inc. and the non-controlling interests of its consolidated subsidiaries:

In thousands For the first half ended April 30, 2013:	Attributable to Quiksilver, Inc.	Non- controlling Interest	Total Stockholders’ Equity
Balance, October 31, 2012	$583,310	$18,926	$602,236
Stock compensation expense	11,223	—	11,223
Exercise of stock options	3,275	—	3,275
Employee stock purchase plan	557	—	557
Transactions with non-controlling interest holders	(44)	44	—
Net loss and other comprehensive (loss)/income	(72,137)	682	(71,455)

Balance, April 30, 2013	$526,184	$19,652	$545,836

For the first half ended April 30, 2012:	Attributable to Quiksilver, Inc.	Non- controlling Interest	Total Stockholders’ Equity
Balance, October 31, 2011	$610,098	$12,524	$622,622
Stock compensation expense	12,400	—	12,400
Exercise of stock options	220	—	220
Employee stock purchase plan	559	—	559
Business acquisitions	—	1,440	1,440
Net loss and other comprehensive (loss)/income	(48,756)	2,408	(46,348)

Balance, April 30, 2012	$574,521	$16,372	$590,893

Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Oct. 31, 2012 Country	Oct. 31, 2011	Oct. 31, 2010	Apr. 30, 2013
Number of countries in wide range of distribution channels	90
Fixed asset impairments	$ 7,000,000	$ 12,000,000	$ 12,000,000
Goodwill impairment losses in continuing operations		74,000,000
Goodwill	273,167,000	268,589,000	332,488,000	272,764,000
Advertising costs	111,000,000	124,000,000	107,000,000
EMEA [Member]
Excess of fair value of good will over carrying value	6.00%
Goodwill	191,000,000
APAC credit facility [Member]
Excess of fair value of good will over carrying value	5.00%
Goodwill	$ 6,000,000
Minimum [Member]
Estimated useful lives	2 years
Improvements, basis points range	0
Improvements, basis points range	0
Minimum [Member] | Long-Lived Assets [Member]
Fair value inputs, annual revenue growth rate	(15.00%)
Minimum [Member] | Goodwill and Intangible Assets [Member]
Fair value inputs, annual revenue growth rate	0.00%
Maximum [Member]
Estimated useful lives	20 years
Improvements, basis points range	230
Improvements, basis points range	310
Maximum [Member] | Long-Lived Assets [Member]
Fair value inputs, annual revenue growth rate	20.00%
Maximum [Member] | Goodwill and Intangible Assets [Member]
Fair value inputs, annual revenue growth rate	8.00%

Significant Accounting Policies - Impairment Charges Reduced Carrying Amounts Respective Long-Lived Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Carrying value of long-lived assets	$ 7,933	$ 13,592	$ 14,865
Less: Impairment charges	(7,234)	(12,228)	(11,657)
Fair value of long-lived assets	$ 699	$ 1,364	$ 3,208

Significant Accounting Policies - Revenues in Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Product sales, net												$ 1,993,668	$ 1,926,941	$ 1,825,807
Royalty income												19,571	26,120	11,813
Revenue net	$ 458,748	$ 558,966	$ 512,439	$ 492,213	$ 449,621	$ 545,201	$ 503,317	$ 478,093	$ 426,450	$ 889,766	$ 941,834	$ 2,013,239	$ 1,953,061	$ 1,837,620

Significant Accounting Policies - Reconciliation of Denominator of Each Net Loss Per Share (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012		Oct. 31, 2011		Oct. 31, 2010
Earnings Per Share [Line Items]
Shares used in computing basic net loss per share	166,815,000	163,953,000	166,282,000	163,655,000	164,245,000		162,430,000		135,334,000
Shares used in computing diluted net income per share	166,815,000	163,953,000	166,282,000	163,655,000	164,245,000		162,430,000		135,334,000
Stock Options And Restricted Stock [Member]
Earnings Per Share [Line Items]
Dilutive effect of stock						[1]		[1]		[1]
Stock Warrants [Member]
Earnings Per Share [Line Items]
Dilutive effect of stock						[1]		[1]		[1]

[1]	For fiscal 2012, 2011 and 2010, the shares used in computing diluted net loss per share do not include 3,103,000,4,887,000, and 4,099,000 dilutive stock options and shares of restricted stock, respectively, nor 11,559,000, 14,732,000, and 12,521,000 dilutive warrant shares respectively, as the effect is anti-dilutive given the Company's loss. For fiscal 2012, 2011 and 2010, additional stock options outstanding of 10,559,000, 10,862,000, and 11,474,000, respectively, and additional warrant shares outstanding of 14,095,000, 10,922,000, and 13,133,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method.

Significant Accounting Policies - Reconciliation of Denominator of Each Net Loss Per Share (Parenthetical) (Detail)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Stock options [Member]
Earnings Per Share [Line Items]
Shares outstanding excluded from the calculation of diluted EPS	3,103,000	4,887,000	4,099,000
Additional shares outstanding were excluded from the calculation of diluted EPS	10,559,000	10,862,000	11,474,000
Warrant [Member]
Earnings Per Share [Line Items]
Shares outstanding excluded from the calculation of diluted EPS	11,559,000	14,732,000	12,521,000
Additional shares outstanding were excluded from the calculation of diluted EPS	14,095,000	10,922,000	13,133,000

Business Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Cash paid	$ 9	$ 6

Allowance for Doubtful Accounts - Allowance for Doubtful Accounts, Includes Bad Debts as Well as Returns and Allowances (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Finance Receivable Transferred To Held For Sale [Line Items]
Balance, beginning of year	$ 59,132	$ 48,670	$ 48,670	$ 48,043	$ 47,211
Provision for doubtful accounts	3,528	419	4,594	8,732	15,307
Deductions			(8,117)	(8,105)	(14,475)
Balance, end of year	$ 57,134		$ 59,132	$ 48,670	$ 48,043

Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011
Inventories [Line Items]
Raw materials	$ 6,603	$ 6,736				$ 9,130
Work in process	631	1,969				2,647
Finished goods	359,070	336,041				335,980
Inventory, net	$ 366,304	$ 344,746	$ 391,052	$ 358,915	$ 412,291	$ 347,757	$ 364,833	$ 289,538	$ 309,561

Fixed Assets, net - Summary of Fixed Assets (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012		Oct. 31, 2011
Property, Plant and Equipment [Line Items]
Fixed assets gross		$ 471,754		$ 493,374
Accumulated depreciation and amortization	(252,276)	(233,441)		(255,267)
Fixed assets net	232,955	238,313		238,107
Furniture & other equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross		158,406	[1]	160,559	[1]
Leasehold improvements gross [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross		137,370	[1]	167,149	[1]
Computer software & equipment [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross		109,138	[1]	107,238	[1]
Land use rights [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross		34,953		40,213
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross		9,459	[1]	2,492	[1]
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Fixed assets gross		$ 22,428	[1]	$ 15,723	[1]

[1]	Certain prior year amounts have been reclassified to "Construction in progress" in order to be consistent with the current year presentation.

Fixed Assets, net - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Property, Plant and Equipment [Line Items]
Fixed asset impairments related to retail stores	$ 7	$ 12	$ 12

Intangible Assets and Goodwill - Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Indefinite Lived Intangible Assets And Goodwill By Major Class [Line Items]
Gross Amount, Total	$ 169,989	$ 169,598	$ 166,734
Amortization	(31,240)	(30,149)	(28,591)
Intangible assets, net	138,749	139,449	138,143
Amortizable trademarks [Member]
Indefinite Lived Intangible Assets And Goodwill By Major Class [Line Items]
Gross Amount	23,929	23,543	20,174
Amortization	(11,645)	(10,866)	(9,782)
Net Book Value	12,284	12,677	10,392
Amortizable licenses [Member]
Indefinite Lived Intangible Assets And Goodwill By Major Class [Line Items]
Gross Amount	13,873	13,919	14,380
Amortization	(13,873)	(13,803)	(12,822)
Net Book Value		116	1,558
Other amortizable intangibles [Member]
Indefinite Lived Intangible Assets And Goodwill By Major Class [Line Items]
Gross Amount	8,119	8,083	9,029
Amortization	(5,722)	(5,480)	(5,987)
Net Book Value	2,397	2,603	3,042
Non-amortizable trademarks [Member]
Indefinite Lived Intangible Assets And Goodwill By Major Class [Line Items]
Gross Amount	124,068	124,053	123,151
Amortization
Net Book Value	$ 124,068	$ 124,053	$ 123,151

Intangible Assets and Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenue, Major Customer [Line Items]
Intangible amortization expense	$ 1	$ 2	$ 3	$ 3	$ 3
Estimated annual amortization expense fiscal 2013	2		2
Estimated annual amortization expense fiscal 2014	2		2
Estimated annual amortization expense fiscal 2015	2		2
Estimated annual amortization expense fiscal 2016	2		2
Estimated annual amortization expense fiscal 2017	2		2
Goodwill impairment charges				74
Goodwill partially offset related to acquisition			5
Decrease in goodwill	0.4			64
Estimated annual amortization expense fiscal 2018	$ 2
Minimum [Member]
Revenue, Major Customer [Line Items]
Estimated useful life of trademarks	10 years		10 years
Maximum [Member]
Revenue, Major Customer [Line Items]
Estimated useful life of trademarks	25 years		25 years

Summary of Borrowings under Lines of Credit and Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Debt Instrument [Line Items]
Credit Facility	$ 129,000	$ 73,000
Capital lease obligations and other borrowings	9,492	11,148	4,578
Lines of credit and long-term debt	813,942	757,969	747,686
Senior Notes [Member]
Debt Instrument [Line Items]
Lines of credit and long-term debt		400,000	400,000
APAC credit facility [Member]
Debt Instrument [Line Items]
Credit Facility	14,885	18,147	18,335
Americas [Member]
Debt Instrument [Line Items]
Credit Facility	77,000	46,700	21,042
Lines of credit and long-term debt	14,000	15,500	18,500
EMEA [Member]
Debt Instrument [Line Items]
Credit Facility		8,000
Lines of credit	37,093	7,742	2,306
U.S. [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Lines of credit and long-term debt	400,000	400,000
European [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Lines of credit and long-term debt	$ 261,472	$ 258,732	$ 282,925

Lines of Credit and Long-term Debt - Additional Information (Detail) Share data in Millions, except Per Share data, unless otherwise specified	Apr. 30, 2013 USD ($)	Oct. 31, 2012 USD ($)	Oct. 31, 2011 USD ($)	Oct. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2010 European [Member] Senior Notes [Member]	Jun. 30, 2010 European [Member] Senior Notes [Member] USD ($)	Jul. 31, 2009 European [Member] Senior Notes [Member] USD ($)	Oct. 31, 2012 European [Member] Senior Notes [Member] USD ($)	Oct. 31, 2010 European [Member] Senior Notes [Member] USD ($)	Aug. 31, 2010 European [Member] Senior Notes [Member] USD ($)	Apr. 30, 2013 Americas [Member] USD ($)	Oct. 31, 2012 Americas [Member] USD ($)	Oct. 31, 2011 Americas [Member] USD ($)	Oct. 27, 2010 Americas [Member] Term loan [Member] USD ($)	Oct. 31, 2012 Americas [Member] Term loan [Member] USD ($)	Aug. 27, 2010 Americas [Member] Asset-based credit facility [Member] USD ($)	Oct. 31, 2012 Americas [Member] Asset-based credit facility [Member]	Jul. 31, 2009 Americas [Member] Asset-based credit facility [Member] USD ($)	Aug. 27, 2010 Americas [Member] Asset-based credit facility [Member] Minimum [Member]	Aug. 27, 2010 Americas [Member] Asset-based credit facility [Member] Maximum [Member]	Oct. 31, 2012 EMEA [Member] USD ($)	Oct. 31, 2012 EMEA [Member] Letters of credit [Member] USD ($)	Oct. 31, 2012 U.S. [Member] USD ($)	Oct. 31, 2012 EMEA and APAC [Member] USD ($)	Sep. 30, 2011 APAC credit facility [Member] USD ($)	Sep. 30, 2011 APAC credit facility [Member] AUD	Oct. 31, 2012 APAC credit facility [Member] USD ($)
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 329,000,000	$ 360,000,000												$ 20,000,000		$ 250,000,000		$ 200,000,000
Credit facility amount outstanding	129,000,000	73,000,000									77,000,000	46,700,000	21,042,000		15,500,000	47,000,000					8,000,000						18,000,000
Letters of credit outstanding	69,000,000	86,000,000														31,000,000					47,000,000						8,000,000
Amount of availability of remaining borrowings	67,000,000	154,000,000													14,000,000
Amount of remaining borrowing capacity available for letters of credit																							71,000,000
Additional borrowing capacity																						89,000,000		47,000,000
Credit facility specifically available for APAC operations																									21,000,000	20,000,000
Credit facility maturity date															Aug 27, 2014	Aug 27, 2014									Oct 31, 2013	Oct 31, 2013
Credit facility, current borrowing capacity																150,000,000					89,000,000				31,000,000
Average borrowing rate																					1.00%						5.30%
Credit facility, sub limit for letters of credit																103,000,000
Credit facility interest rate														5.00%	5.30%		4.40%		2.50%	3.00%
Minimum principal repayments															1,500,000
Credit facility, frequency of payments														June 30 and December 31 of each year
Coupon interest rate of Senior Notes				6.88%	8.88%
Due date of Senior Notes				Apr 15, 2015	Dec 15, 2017
Percentage of purchase price of Senior Notes				101.00%
Unamortized debt issuance costs				3,000,000
Recognized non-cash and non-operating charges of loans included in interest expense								14,000,000
Debt issuance costs capitalized								6,000,000
Debt issuance costs amortization period								7 years
Senior secured term loans							153,000,000
Senior secured term loans, maturity period							5 years
Warrants issued to purchase of common stock							25.7
Percentage of outstanding equity							19.99%
Common stock exercise price per share							$ 1.86
Principal balance outstanding under debt-for-equity exchange agreement						140,000,000
Common stock shares issued for exchange of senior secured term loans						31.1
Senior secured term loans, exchange price per common stock						$ 4.5
Reduced amount of senior secured term loan after debt for equity exchange agreement										24,000,000
Interest expense recognized under senior secured term loans									33,000,000
Capital leases and other borrowings	$ 9,492,000	$ 11,148,000	$ 4,578,000

Lines of Credit and Long-term Debt - Summary of Principal Payments on All Long-term Debt Obligations, Including Capital Leases Due (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Scheduled Principal Payments For Borrowings [Line Items]
2013		$ 36,794
2014		60,934
2015		400,510
2016		999
2017
Thereafter		258,732
Debt	$ 813,942	$ 757,969	$ 747,686

Lines of Credit and Long-term Debt - Estimated Fair Values of Lines of Credit and Long-term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012 Carrying Amount [Member]	Oct. 31, 2012 Fair Value [Member]
Debt Instrument [Line Items]
Lines of credit		$ 18,147	$ 18,147
Long-term debt		739,822	737,525
Liabilities, Total	$ 833,000	$ 757,969	$ 755,672

Accrued Liabilities - Schedule of Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Accrued employee compensation and benefits		$ 57,251	$ 56,236
Accrued sales and payroll taxes		11,988	14,187
Accrued interest		10,264	10,782
Derivative liability		3,860	12,297
Other liabilities		31,528	39,442
Accrued liabilities	$ 102,480	$ 114,891	$ 132,944

Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012
Operating Leases Future Minimum Payments Due [Line Items]
2013	$ 101,720
2014	87,632
2015	71,949
2016	58,536
2017	40,684
Thereafter	99,152
Future minimum lease payments	$ 459,673

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Contingencies And Commitments [Line Items]
Total rent expense	$ 135	$ 127	$ 127

Commitments and Contingencies - Schedule of Future Estimated Minimum Payments (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012
Commitments [Line Items]
2013	$ 29,184
2014	20,610
2015	13,409
2016	8,985
2017	5,679
Thereafter	137
Future estimated minimum payments	$ 78,004

Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended					12 Months Ended				1 Months Ended		12 Months Ended			12 Months Ended						1 Months Ended	6 Months Ended	12 Months Ended					1 Months Ended		6 Months Ended		12 Months Ended
	May 18, 2010	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 Predecessor Plans [Member]	Oct. 31, 2012 Additional Issuances [Member]	Oct. 31, 2012 2006 Employee Stock Incentive Plan [Member] Kelly Slater [Member]	Oct. 31, 2012 Restricted Stock Agreement [Member] Kelly Slater [Member]	Oct. 31, 2012 Two Thousand Stock Incentive Plan [Member]	Oct. 31, 2012 Black-Scholes Stock Price Valuation Model [Member]	Jun. 30, 2011 Based on Monte Carlo Simulation [Member]	Oct. 31, 2012 Performance Options [Member]	Oct. 31, 2012 Performance Based Restricted Stock Units [Member]	Oct. 31, 2012 Performance Option [Member]	Oct. 31, 2012 Minimum [Member]	Oct. 31, 2012 Minimum [Member] 2006 Employee Stock Incentive Plan [Member]	Oct. 31, 2012 Minimum [Member] Stock Option [Member]	Oct. 31, 2012 Minimum [Member] Stock Option [Member] One new stock for every one and one-half surrendered stock options [Member]	Oct. 31, 2012 Minimum [Member] Stock Option [Member] One new stock option for every two surrendered stock options [Member]	Oct. 31, 2012 Maximum [Member] 2006 Employee Stock Incentive Plan [Member]	Oct. 31, 2012 Maximum [Member] Stock Option [Member] One new stock for every one and one-half surrendered stock options [Member]	Jun. 30, 2011 Restricted Stock [Member]	Apr. 30, 2013 Restricted Stock [Member]	Oct. 31, 2012 Restricted Stock [Member]	Oct. 31, 2012 Restricted Stock [Member] Two Thousand Stock Incentive Plan [Member]	Oct. 31, 2012 Restricted Stock [Member] Group One [Member]	Oct. 31, 2012 Restricted Stock [Member] Group Two [Member]	Oct. 31, 2012 Restricted Stock [Member] Minimum [Member]	Jun. 30, 2011 Options Held [Member]	Jun. 30, 2011 Performance Based Options [Member]	Apr. 30, 2013 Non-performance based options [Member]	Apr. 30, 2012 Non-performance based options [Member]	Oct. 31, 2012 Non-performance based options [Member]
Stockholders' Equity [Line Items]
Amount of common stock available for issuance			43,744,836			12,944,836	30,800,000									2,359,606									11,100,000				2,141,295
Risk-free interest rates			1.10%	1.90%	2.70%																		1.70%				0.70%	0.60%		3.00%		1.30%	1.30%
Volatility rates			76.50%	82.40%	73.60%																		82.00%				91.40%	93.10%		67.30%		78.00%	76.00%
Expected lives			7 years 1 month 6 days	5 years 3 months 18 days	6 years 4 months 24 days																											7 years 1 month 6 days	7 years 1 month 6 days
Weighted average fair value of the options			$ 2.58	$ 3.39	$ 1.04																		$ 3.88		$ 2.27					$ 3.21
Vesting period of options			3 years																					3 years								3 years
Unrecognized compensation expense													$ 2	$ 5										$ 0.2	$ 0.5							$ 1		$ 2
Unrecognized compensation expense , weighted average period														9 months 18 days	2 years 10 months 24 days									1 year	1 year							1 year 3 months 18 days		1 year 6 months
Aggregate intrinsic value of options exercised			1
Aggregate intrinsic value of options, outstanding		8.4	6
Aggregate intrinsic value of options, exercisable			4
Weighted average life of options outstanding			5 years 2 months 12 days
Weighted average life of options exercisable			4 years 2 months 12 days
Non-vested shares under option		2,700,000	4,422,172	7,356,508																												2,748,495		4,422,172
Shares expected to vest		2,600,000	4,300,000
Exercise price of options																		$ 7.71		$ 10.65											$ 4.65
Exercise price of eligible stock options																			$ 7.72
Exercise price of eligible stock options																						$ 10.64
Price valuation model used											Black-Scholes option-pricing model	Monte-Carlo simulation
Eligible stock options surrendered			3,754,352
Amount of shares converted in exchange of eligible stock options	2,058,007
Exercise price of new stock options granted	$ 5.08
Amount of shares canceled, not eligible for re-grant	1,696,345	1,376,505	942,553	889,511	6,868,016																			26,667
Dividend yield																							0.00%							0.00%		0.00%
Stocks, expected to vest, years																	3 years				5 years
Shares of restricted stock to a Company sponsored athlete, Kelly Slater								3,000,000
Shares vested under the restrictive stock plan									2,400,000
Shares to be vested under the restrictive stock plan									600,000
Increase in the shares issuable under the Stock Incentive Plan										10,000,000																300,000
Percent of discount from the market price			15.00%
Shares issued under the plan			461,088	310,700	508,592
Proceeds from stock plans			1	1	1
Total compensation expense			$ 23	$ 14	$ 13

Schedule of Changes in Shares Under Option, Excluding Performance Based Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended	12 Months Ended
	May 18, 2010	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Stockholders' Equity [Line Items]
Outstanding shares, beginning balance		12,325,499	13,399,381	12,731,430	15,909,101
Granted, Shares		150,000	375,000	2,315,000	4,403,407
Exercised, Shares		(1,046,128)	(506,329)	(757,538)	(713,062)
Canceled/Forfeited, Shares	(1,696,345)	(1,376,505)	(942,553)	(889,511)	(6,868,016)
Outstanding shares, ending balance		10,052,866	12,325,499	13,399,381	12,731,430
Options exercisable, ending balance		7,304,371	7,903,327	6,042,873	4,892,680
Outstanding, Weighted Average Price, beginning balance		$ 4.49	$ 4.4	$ 4.48	$ 7.32
Granted, Weighted Average Price		$ 6.45	$ 3.66	$ 5.01	$ 3.83
Exercised, Weighted Average Price		$ 3.13	$ 2.23	$ 3.92	$ 3.84
Canceled/Forfeited, Weighted Average Price		$ 7.08	$ 4.08	$ 7.63	$ 10.69
Outstanding, Weighted Average Price, ending balance		$ 4.31	$ 4.49	$ 4.4	$ 4.48
Options exercisable, Weighted Average Price, ending balance		$ 4.54	$ 4.94	$ 5.64	$ 6.7
Outstanding, Weighted Average Life		5 years 4 months 24 days
Options exercisable, Weighted Average Life, ending balance		5 years
Exercised , Aggregate Intrinsic Value		$ 2,273
Outstanding, Aggregate Intrinsic Value, ending balance		28,240
Options exercisable, Aggregate Intrinsic Value		$ 19,869

Stockholders' Equity - Summary of Stock Option Activity (Detail) (USD $)	12 Months Ended
	Oct. 31, 2012	Apr. 30, 2013	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Schedule Of Stock Option Activity [Line Items]
Options Outstanding, Shares	12,325,499	10,052,866	13,399,381	12,731,430	15,909,101
Options Outstanding, Weighted Average Remaining Life	5 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 4.49	$ 4.31	$ 4.4	$ 4.48	$ 7.32
Option Exercisable, Shares	7,903,327	7,304,371	6,042,873	4,892,680
Options Exercisable, Weighted Average Exercise Price	$ 4.94	$ 4.54	$ 5.64	$ 6.7
Range One [Member]
Schedule Of Stock Option Activity [Line Items]
Options Outstanding, Shares	3,490,755
Options Outstanding, Weighted Average Remaining Life	6 years 1 month 6 days
Options Outstanding, Weighted Average Exercise Price	$ 1.97
Option Exercisable, Shares	2,424,005
Options Exercisable, Weighted Average Exercise Price	$ 1.99
Range One [Member] | Minimum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Minimum	$ 1.04
Range One [Member] | Maximum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Maximum	$ 2.34
Range Two [Member]
Schedule Of Stock Option Activity [Line Items]
Options Outstanding, Shares	2,706,750
Options Outstanding, Weighted Average Remaining Life	7 years 2 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 3.07
Option Exercisable, Shares	1,392,489
Options Exercisable, Weighted Average Exercise Price	$ 3.24
Range Two [Member] | Minimum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Minimum	$ 2.35
Range Two [Member] | Maximum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Maximum	$ 4.6
Range Three [Member]
Schedule Of Stock Option Activity [Line Items]
Options Outstanding, Shares	3,684,156
Options Outstanding, Weighted Average Remaining Life	5 years 7 months 6 days
Options Outstanding, Weighted Average Exercise Price	$ 5.1
Option Exercisable, Shares	1,642,995
Options Exercisable, Weighted Average Exercise Price	$ 5.11
Range Three [Member] | Minimum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Minimum	$ 4.61
Range Three [Member] | Maximum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Maximum	$ 6.64
Range Four [Member]
Schedule Of Stock Option Activity [Line Items]
Options Outstanding, Shares	1,074,338
Options Outstanding, Weighted Average Remaining Life	3 months 18 days
Options Outstanding, Weighted Average Exercise Price	$ 6.83
Option Exercisable, Shares	1,074,338
Options Exercisable, Weighted Average Exercise Price	$ 6.83
Range Four [Member] | Minimum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Minimum	$ 6.65
Range Four [Member] | Maximum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Maximum	$ 8.7
Range Five [Member]
Schedule Of Stock Option Activity [Line Items]
Options Outstanding, Shares	962,000
Options Outstanding, Weighted Average Remaining Life	2 years
Options Outstanding, Weighted Average Exercise Price	$ 8.87
Option Exercisable, Shares	962,000
Options Exercisable, Weighted Average Exercise Price	$ 8.87
Range Five [Member] | Minimum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Minimum	$ 8.71
Range Five [Member] | Maximum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Maximum	$ 10.75
Range Six [Member]
Schedule Of Stock Option Activity [Line Items]
Options Outstanding, Shares	407,500
Options Outstanding, Weighted Average Remaining Life	1 year 10 months 24 days
Options Outstanding, Weighted Average Exercise Price	$ 13.43
Option Exercisable, Shares	407,500
Options Exercisable, Weighted Average Exercise Price	$ 13.43
Range Six [Member] | Minimum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Minimum	$ 10.76
Range Six [Member] | Maximum [Member]
Schedule Of Stock Option Activity [Line Items]
Range of Exercise Prices, Maximum	$ 16.36

Schedule of Changes in Non-Vested Shares Under Option, Excluding Performance Based Options (Detail) (USD $)	12 Months Ended		6 Months Ended
	Oct. 31, 2012	Apr. 30, 2013	Apr. 30, 2013 Non-performance based options [Member]
Nonvested Share Activity [Line Items]
Non-vested, beginning balance shares	7,356,508	2,700,000	4,422,172
Granted, Shares	375,000		150,000
Vested, Shares	(3,176,993)		(1,613,676)
Canceled, Shares	(132,343)		(210,001)
Non-vested, ending balance shares	4,422,172	2,700,000	2,748,495
Non-vested, Weighted-Average Grant Date Fair Value, beginning balance	$ 1.81		$ 1.92
Granted, Weighted-Average Grant Date Fair Value	$ 2.58		$ 4.61
Vested, Weighted-Average Grant Date Fair Value	$ 1.72		$ 2.55
Canceled, Weighted-Average Grant Date Fair Value	$ 2.41		$ 1.77
Non-vested, Weighted-Average Grant Date Fair Value, ending balance	$ 1.92		$ 1.82

Stockholders' Equity - Schedule Of Activity Related To Performance Based Options And Performance Based Restricted Stock Units (Detail)	12 Months Ended
Oct. 31, 2012
Performance Options [Member]
Performance Restricted Stock Units [Line Items]
Non-vested, October 31, 2011	936,000
Vested
Canceled	(80,000)
Non-vested, October 31, 2012	856,000
Performance Restricted Stock Units [Member]
Performance Restricted Stock Units [Line Items]
Non-vested, October 31, 2011	7,520,000
Granted	1,100,000
Vested
Canceled	(690,625)
Non-vested, October 31, 2012	7,929,375

Stockholders' Equity - Schedule Of Changes In Restricted Stock Units (Detail)	1 Months Ended	6 Months Ended	12 Months Ended
	May 18, 2010	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Schedule Of Restricted Stock Granted [Line Items]
Outstanding shares, beginning balance		12,325,499	13,399,381	12,731,430	15,909,101
Granted		150,000	375,000	2,315,000	4,403,407
Forfeited	(1,696,345)	(1,376,505)	(942,553)	(889,511)	(6,868,016)
Outstanding shares, ending balance		10,052,866	12,325,499	13,399,381	12,731,430
Restricted Stock Unit [Member]
Schedule Of Restricted Stock Granted [Line Items]
Outstanding shares, beginning balance			1,911,669	2,842,004	1,022,003
Granted			105,000	120,000	3,110,000
Vested			(1,155,002)	(1,050,335)	(1,229,998)
Forfeited			(60,000)		(60,001)
Outstanding shares, ending balance			801,667	1,911,669	2,842,004

Accumulated Other Comprehensive Income - Components of Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Accumulated Other Comprehensive Income Loss Net Of Tax [Line Items]
Foreign currency translation adjustment	$ 74,112	$ 80,656	$ 124,230
Gain/(loss) on cash flow hedges	3,687	5,756	(8,103)
Accumulated other comprehensive income, net of tax	$ 77,799	$ 86,412	$ 116,127

Income Taxes - Summary of Provision for Income Taxes from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Current:
Federal					$ 263	$ 512	$ (1,502)
State					408	(132)	1,140
Foreign					14,585	13,248	18,090
Current income taxes					15,256	13,628	17,728
Deferred:
Federal					152	(181)	(2,872)
State					322	(33)	(1,087)
Foreign					(8,173)	(27,729)	9,664
Deferred income taxes					(7,699)	(27,943)	5,705
Provision (benefit) for income taxes	$ 7,147	$ 7,155	$ 10,371	$ 12,405	$ 7,557	$ (14,315)	$ 23,433

Income Taxes - Schedule of Effective Federal Income Tax Rates, Computed and Expected (Detail)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Taxes [Line Items]
Computed "expected" statutory federal income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal income tax benefit	(18.70%)	0.40%	(10.00%)
Foreign tax rate differential	(72.40%)	(16.40%)	15.70%
Foreign tax exempt income	224.60%	18.80%	(38.20%)
Goodwill impairment		(76.50%)
Stock-based compensation	(152.00%)	(5.70%)	4.20%
Uncertain tax positions	76.40%	215.50%	(3.10%)
Valuation allowance	(513.20%)	(118.40%)	133.10%
Other	74.60%	(8.20%)	16.10%
Effective income tax rate	(345.70%)	44.50%	152.80%

Income Taxes - Components of Net Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Income Taxes [Line Items]
Allowance for doubtful accounts	$ 7,532	$ 8,431
Unrealized gains and losses	5,541	12,946
Tax loss carry forwards	342,529	253,611
Accruals and other	79,037	70,515
Deferred income tax assets	434,639	345,503
Depreciation and amortization	(12,909)	(7,041)
Intangibles	(27,218)	(26,310)
Deferred income tax liabilities	(40,127)	(33,351)
Deferred income taxes	394,512	312,152
Valuation allowance	(254,491)	(156,065)
Net deferred income taxes	$ 140,021	$ 156,087

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Income Taxes [Line Items]
Income (loss) before provision for income taxes from continuing operations		$ 32	$ (4)	$ 93
Foreign earnings earmarked for permanent reinvestment total		151
Operating loss carry forwards, expire date		2032
Capital loss carry forwards		42
Capital loss carry forwards, expire date		2014
Uncertain tax position liabilities potentially having a favorable impact on effective tax rate in future periods	10	10
Release of uncertain tax positions			134
Liability for uncertain tax positions	11	7
Range of outcomes reasonably possible within the next 12 months - reduction of liability for unrecognized tax benefits	8	8
Range of outcomes reasonably possible within the next 12 months - increase of the liability, excluding penalties and interest for its existing tax positions	2	2
Federal [Member]
Income Taxes [Line Items]
Operating loss carry forwards		186
State [Member]
Income Taxes [Line Items]
Operating loss carry forwards		207
Foreign [Member]
Income Taxes [Line Items]
Operating loss carry forwards		820
Valuation allowance of foreign tax loss carry forwards		360
Utilized [Member] | Foreign [Member]
Income Taxes [Line Items]
Operating loss carry forwards		766
2031 [Member] | Foreign [Member]
Income Taxes [Line Items]
Operating loss carry forwards		$ 54

Income Taxes - Summary of Unrecognized Tax Benefits (Excluding Interest and Penalties and Related Tax Carryforwards) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Income Taxes [Line Items]
Balance, beginning of year	$ 10,401	$ 144,923
Gross increases related to current year tax positions	1,166	262
Settlements		(134,190)
Lapse in statute of limitation	(598)	(545)
Foreign exchange and other	(182)	(49)
Balance, end of year	$ 10,787	$ 10,401

Employee Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Contributions by company relating to the 401(k) Plan	$ 0	$ 1	$ 0
Compensation expense related to the French Profit Sharing Plan	$ 0.4	$ 3	$ 3

Segment and Geographic Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended										12 Months Ended
	Apr. 30, 2013 Segment	Oct. 31, 2012 Segment	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 United States [Member]	Oct. 31, 2012 Largest customer [Member]	Oct. 31, 2011 Largest customer [Member]	Oct. 31, 2010 Largest customer [Member]	Oct. 31, 2012 EMEA [Member]	Oct. 31, 2011 EMEA [Member]	Oct. 31, 2010 EMEA [Member]	Oct. 31, 2012 EMEA [Member] France [Member]	Oct. 31, 2011 EMEA [Member] France [Member]	Oct. 31, 2010 EMEA [Member] France [Member]	Oct. 31, 2012 EMEA [Member] Spain [Member]	Oct. 31, 2011 EMEA [Member] Spain [Member]	Oct. 31, 2010 EMEA [Member] Spain [Member]	Oct. 31, 2012 EMEA [Member] United Kingdom [Member]	Oct. 31, 2011 EMEA [Member] United Kingdom [Member]	Oct. 31, 2010 EMEA [Member] United Kingdom [Member]
Segment Information [Line Items]
Number of segments	4	4
Percentage of net revenues from continuing operations						3.00%	3.00%	3.00%
Percentage of revenue from unaffiliated customers												30.00%	29.00%	28.00%	16.00%	18.00%	19.00%	11.00%	8.00%	8.00%
Identifiable assets	$ 1,683,237	$ 1,718,240	$ 1,764,223	$ 1,696,121	$ 547,000				$ 718,537	$ 750,378	$ 704,306

Segment and Geographic Information - Percentages of Revenues Attributable to Company's Major Product Categories (Detail)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Revenue from External Customer [Line Items]
Percentage of net revenues	100.00%	100.00%	100.00%
Apparel [Member]
Revenue from External Customer [Line Items]
Percentage of net revenues	63.00%	61.00%	64.00%
Footwear [Member]
Revenue from External Customer [Line Items]
Percentage of net revenues	24.00%	23.00%	21.00%
Accessories and related products [Member]
Revenue from External Customer [Line Items]
Percentage of net revenues	13.00%	16.00%	15.00%

Information Related to Company's Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Segment Information [Line Items]
Revenues, net	$ 458,748	$ 558,966	$ 512,439	$ 492,213	$ 449,621	$ 545,201	$ 503,317	$ 478,093	$ 426,450	$ 889,766	$ 941,834	$ 2,013,239	$ 1,953,061	$ 1,837,620
Gross profit	211,136	256,759	253,488	242,149	227,950	283,077	255,118	262,169	223,470	430,843	470,099	980,346	1,023,834	967,248
SG&A expense	218,204			224,010						443,463	454,425	916,144	895,949	832,066
Asset impairments	5,332			415						8,500	415	7,234	86,373	11,657
Operating (loss)/income	(12,400)			17,724						(21,120)	15,259	56,968	41,512	123,525
Identifiable assets	1,683,237	1,718,240				1,764,223				1,683,237		1,718,240	1,764,223	1,696,121
Goodwill	272,764	273,167				268,589				272,764		273,167	268,589	332,488
Americas [Member]
Segment Information [Line Items]
Revenues, net	228,703			220,975						414,987	426,383	991,625	914,406	843,078
Gross profit	92,696			97,709						173,555	185,637	429,868	425,607	390,249
SG&A expense	84,999			88,407						173,073	177,888	362,322	360,921	324,683
Asset impairments	5,322			415						6,943	415	5,267	3,891	8,686
Operating (loss)/income	2,375			8,887						(6,461)	7,334	62,279	60,795	56,880
Identifiable assets	547,692	576,179				577,643				547,692		576,179	577,643	535,580
Goodwill	75,857	75,974				76,048				75,857		75,974	76,048	75,051
EMEA [Member]
Segment Information [Line Items]
Revenues, net												710,852	761,100	728,952
Gross profit												393,944	453,727	436,088
SG&A expense												337,535	340,387	340,138
Asset impairments												560	1,331	1,785
Operating (loss)/income												55,849	112,009	94,165
Identifiable assets		718,537				750,378						718,537	750,378	704,306
Goodwill	190,700	190,986				186,334				190,700		190,986	186,334	181,555
APAC [Member]
Segment Information [Line Items]
Revenues, net	63,900			74,026						136,776	148,619	307,141	272,479	260,578
Gross profit	31,634			35,963						70,911	74,103	156,833	144,815	141,197
SG&A expense	37,756			40,002						74,962	77,241	157,247	147,949	128,207
Asset impairments												1,407	81,151	1,186
Operating (loss)/income	(6,122)			(4,039)						(4,051)	(3,138)	(1,821)	(84,285)	11,804
Identifiable assets	211,643	224,149				231,879				211,643		224,149	231,879	298,503
Goodwill	6,207	6,207				6,207				6,207		6,207	6,207	75,882
Corporate operations [Member]
Segment Information [Line Items]
Revenues, net	956			1,658						1,639	2,404	3,621	5,076	5,012
Gross profit	(1,155)			(520)						(473)	(410)	(299)	(315)	(286)
SG&A expense	14,473			12,399						31,218	29,998	59,040	46,692	39,038
Operating (loss)/income	(15,628)			(12,919)						(31,691)	(30,408)	(59,339)	(47,007)	(39,324)
Identifiable assets	200,487	199,375				204,323				200,487		199,375	204,323	157,732
EMEA [Member]
Segment Information [Line Items]
Revenues, net	165,189			195,554						336,364	364,428
Gross profit	87,961			108,997						186,850	210,769
SG&A expense	80,976			83,202						164,210	169,298
Asset impairments	10									1,557
Operating (loss)/income	6,975			25,795						21,083	41,471
Identifiable assets	$ 723,415	$ 718,537								$ 723,415		$ 718,537

Derivative Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012
Financial Instruments And Derivatives [Line Items]
Gains (losses) relating to hedging activities, net of tax	$ 4	$ 6

Derivative Financial Instruments - Gains and Losses on Derivative Instruments (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Other comprehensive income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) recognized in OCI on derivatives	$ 721	$ 14,949	$ 17,397	$ (18,149)	$ 15,039
Cost of goods sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain/(loss) reclassified from accumulated OCI into income	3,806	(2,174)	929	(8,513)	(5,712)
Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss reclassified from accumulated OCI into income				(1,033)
Foreign currency loss [Member]
Derivative Instruments, Gain (Loss) [Line Items]
(Loss)/gain reclassified from accumulated OCI into income			(1,031)	137	(894)
Loss recognized in income on derivatives			(271)		(816)
Gain/(loss) reclassified from accumulated OCI into income	(32)	(203)
Loss recognized in income on derivatives		$ (132)

Derivative Financial Instruments - Outstanding Derivative Contracts Entered into Hedge Forecasted Purchases and Future Cash Receipts (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	$ 160,074	$ 279,655
Fair Value	4,620	7,496
Inventory Commodity [Member] | United States dollars [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	151,234	262,798
Fair Value	4,378	7,906
Inventory Commodity [Member] | Minimum [Member] | United States dollars [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity	2013-05	2012-11
Inventory Commodity [Member] | Maximum [Member] | United States dollars [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity	2014-10	2013-10
Accounts receivable Commodity [Member] | British pounds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional Amount	8,840	16,857
Fair Value	$ 242	$ (410)
Accounts receivable Commodity [Member] | Minimum [Member] | British pounds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity	2013-05	2012-11
Accounts receivable Commodity [Member] | Maximum [Member] | British pounds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Maturity	2013-10	2013-10

Derivative Financial Instruments - Fair Values of Assets and Liabilities Measured and Recognized at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Derivative assets:
Derivative assets	$ 4,620	$ 7,496
Derivative liabilities:
Derivative liabilities		(3,860)	(12,297)
Fair Value, Measurements, Recurring [Member]
Derivative liabilities:
Total fair value	4,620	7,496	(10,344)
Fair Value, Measurements, Recurring [Member] | Other receivables [Member]
Derivative assets:
Derivative assets	6,480	11,356	1,031
Fair Value, Measurements, Recurring [Member] | Other assets [Member]
Derivative assets:
Derivative assets	507		1,610
Fair Value, Measurements, Recurring [Member] | Accrued liabilities [Member]
Derivative liabilities:
Derivative liabilities	(2,367)	(3,860)	(12,297)
Fair Value, Measurements, Recurring [Member] | Other long-term liabilities [Member]
Derivative liabilities:
Derivative liabilities			(688)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Derivative liabilities:
Total fair value
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other receivables [Member]
Derivative assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other assets [Member]
Derivative assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Accrued liabilities [Member]
Derivative liabilities:
Derivative liabilities
Fair Value, Measurements, Recurring [Member] | Level 1 [Member] | Other long-term liabilities [Member]
Derivative liabilities:
Derivative liabilities
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Derivative liabilities:
Total fair value	4,620	7,496	(10,344)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other receivables [Member]
Derivative assets:
Derivative assets	6,480	11,356	1,031
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other assets [Member]
Derivative assets:
Derivative assets	507		1,610
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Accrued liabilities [Member]
Derivative liabilities:
Derivative liabilities	(2,367)	(3,860)	(12,297)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member] | Other long-term liabilities [Member]
Derivative liabilities:
Derivative liabilities			(688)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Derivative liabilities:
Total fair value
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other receivables [Member]
Derivative assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other assets [Member]
Derivative assets:
Derivative assets
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Accrued liabilities [Member]
Derivative liabilities:
Derivative liabilities
Fair Value, Measurements, Recurring [Member] | Level 3 [Member] | Other long-term liabilities [Member]
Derivative liabilities:
Derivative liabilities

Quarterly Financial Data - Summary of Quarterly Financial Data (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Quarterly Financial Information [Line Items]
Revenues, net	$ 458,748	$ 558,966	$ 512,439	$ 492,213	$ 449,621	$ 545,201	$ 503,317	$ 478,093	$ 426,450	$ 889,766	$ 941,834	$ 2,013,239	$ 1,953,061	$ 1,837,620
Gross profit	211,136	256,759	253,488	242,149	227,950	283,077	255,118	262,169	223,470	430,843	470,099	980,346	1,023,834	967,248
Net (loss)/income attributable to Quiksilver, Inc.	(32,395)	4,359	12,610	(5,120)	(22,605)	67,898	10,437	(83,325)	(16,268)	(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Net (loss)/income per share attributable to Quiksilver, Inc., assuming dilution		$ 0.02	$ 0.07	$ (0.03)	$ (0.14)	$ 0.38	$ 0.06	$ (0.51)	$ (0.1)			$ (0.07)	$ (0.13)	$ (0.07)
Trade accounts receivable	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458	375,336	370,974	433,743	397,089
Inventories	$ 366,304	$ 344,746	$ 391,052	$ 358,915	$ 412,291	$ 347,757	$ 364,833	$ 289,538	$ 309,561	$ 366,304	$ 358,915	$ 344,746	$ 347,757

Restructuring Charges - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended				12 Months Ended
	Jan. 31, 2013	Apr. 30, 2013	Apr. 30, 2013 Americas [Member]	Apr. 30, 2013 EMEA [Member]	Apr. 30, 2013 APAC [Member]	Apr. 30, 2013 Corporate operations [Member]	Oct. 31, 2012 Restructuring Plan 2011 [Member]	Oct. 31, 2011 Restructuring Plan 2011 [Member]	Oct. 31, 2011 Restructuring Plan 2009 [Member]	Oct. 31, 2010 Restructuring Plan 2009 [Member]
Restructuring Reserve Disclosures [Abstract]
Facility charges							$ 4,000,000
Severance charges	3,000,000						10,000,000
Lease loss accruals									(2,000,000)
Charged to expense			2,500,000	400,000	100,000	2,400,000	(13,602,000)	(8,038,000)	(1,048,000)	(10,015,000)
Additional inventory reserves		$ 3,000,000

Restructuring Charges - Activity and Liability Balances (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended				6 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended
	Oct. 31, 2012 Restructuring Plan 2011 [Member]	Oct. 31, 2011 Restructuring Plan 2011 [Member]	Oct. 31, 2011 Restructuring Plan 2009 [Member]	Oct. 31, 2010 Restructuring Plan 2009 [Member]	Apr. 30, 2013 Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2012 Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2011 Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2012 Workforce [Member] Restructuring Plan 2011 [Member]	Oct. 31, 2011 Workforce [Member] Restructuring Plan 2011 [Member]	Oct. 31, 2011 Workforce [Member] Restructuring Plan 2009 [Member]	Oct. 31, 2010 Workforce [Member] Restructuring Plan 2009 [Member]	Apr. 30, 2013 Workforce [Member] Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2012 Workforce [Member] Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2011 Workforce [Member] Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2012 Facility & Other [Member] Restructuring Plan 2011 [Member]	Oct. 31, 2011 Facility & Other [Member] Restructuring Plan 2011 [Member]	Oct. 31, 2011 Facility & Other [Member] Restructuring Plan 2009 [Member]	Oct. 31, 2010 Facility & Other [Member] Restructuring Plan 2009 [Member]	Apr. 30, 2013 Facility & Other [Member] Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2012 Facility & Other [Member] Restructuring Plan 2013 and 2011 [Member]	Oct. 31, 2011 Facility & Other [Member] Restructuring Plan 2013 and 2011 [Member]
Restructuring Reserve Disclosures [Abstract]
Beginning Balance	$ 7,308		$ 8,319	$ 13,909	$ 12,191	$ 7,308		$ 1,076		$ 4,918	$ 9,958	$ 5,335	$ 1,076		$ 6,232		$ 3,401	$ 3,951	$ 6,856	$ 6,232
Charged to expense	13,602	8,038	1,048	10,015	5,362	13,602	8,038	9,721	1,389	816	8,339	3,744	9,721	1,389	3,881	6,649	232	1,676	1,618	3,881	6,649
Cash payments	(8,719)	(730)	(7,274)	(15,246)	(9,051)	(8,719)	(730)	(5,462)	(313)	(5,757)	(13,020)	(6,266)	(5,462)	(313)	(3,257)	(417)	(1,517)	(2,226)	(2,785)	(3,257)	(417)
Adjustments to accrual			(2,118)	(425)	(553)						(425)						(2,118)		(553)
Foreign currency translation			25	66						23	66						2
Ending Balance	$ 12,191	$ 7,308		$ 8,319	$ 7,949	$ 12,191	$ 7,308	$ 5,335	$ 1,076		$ 4,918	$ 2,813	$ 5,335	$ 1,076	$ 6,856	$ 6,232		$ 3,401	$ 5,136	$ 6,856	$ 6,232

Condensed Consolidating Financial Information - Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Revenues, net	$ 458,748	$ 558,966	$ 512,439	$ 492,213	$ 449,621	$ 545,201	$ 503,317	$ 478,093	$ 426,450	$ 889,766	$ 941,834	$ 2,013,239	$ 1,953,061	$ 1,837,620
Cost of goods sold	247,612			250,064						458,923	471,735	1,032,893	929,227	870,372
Gross profit	211,136	256,759	253,488	242,149	227,950	283,077	255,118	262,169	223,470	430,843	470,099	980,346	1,023,834	967,248
Selling, general and administrative expense	218,204			224,010						443,463	454,425	916,144	895,949	832,066
Asset impairments	5,332			415						8,500	415	7,234	86,373	11,657
Operating (loss)/income	(12,400)			17,724						(21,120)	15,259	56,968	41,512	123,525
Interest expense, net	15,289			15,585						30,796	30,630	60,823	73,808	114,109
Foreign currency (gain)/loss	(2,618)			(609)						555	(2,459)	(1,669)	(111)	(5,917)
(Loss)/income before provision for income taxes	(25,071)			2,748						(52,471)	(12,912)
Provision for income taxes	7,147			7,155						10,371	12,405	7,557	(14,315)	23,433
(Loss)/income from continuing operations												(9,743)	(17,870)	(8,100)
Net (loss)/income	(32,218)			(4,407)						(62,842)	(25,317)	(9,743)	(17,870)	(6,270)
Less: Net income attributable to non-controlling interest	(177)			(713)						(682)	(2,408)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc	(32,395)	4,359	12,610	(5,120)	(22,605)	67,898	10,437	(83,325)	(16,268)	(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(49,118)			(6,391)						(72,137)	(48,756)	(40,471)	(18,813)	8,602
Quiksilver, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	458,748			492,213						889,766	941,834	2,013,239	1,953,061	1,837,620
Cost of goods sold	247,612			250,064						458,923	471,735	1,032,893	929,227	870,372
Gross profit	211,136			242,149						430,843	470,099	980,346	1,023,834	967,248
Selling, general and administrative expense	218,204			224,010						443,463	454,425	916,144	895,949	832,066
Asset impairments	5,332			415						8,500	415	7,234	86,373	11,657
Operating (loss)/income	(12,400)			17,724						(21,120)	15,259	56,968	41,512	123,525
Interest expense, net	15,289			15,585						30,796	30,630	60,823	73,808	114,109
Foreign currency (gain)/loss	(2,618)			(609)						555	(2,459)	(1,669)	(111)	(5,917)
(Loss)/income before provision for income taxes	(25,071)			2,748						(52,471)	(12,912)	(2,186)	(32,185)	15,333
Provision for income taxes	7,147			7,155						10,371	12,405	7,557	(14,315)	23,433
(Loss)/income from continuing operations														(8,100)
Income from discontinued operations														1,830
Net (loss)/income	(32,218)			(4,407)						(62,842)	(25,317)	(9,743)	(17,870)	(6,270)
Less: Net income attributable to non-controlling interest	(177)			(713)						(682)	(2,408)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc	(32,395)			(5,120)						(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)	(16,723)			(1,271)						(8,613)	(21,031)	(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(49,118)			(6,391)						(72,137)	(48,756)	(40,471)	(18,813)	8,602
Quiksilver, Inc. [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	116			120						232	236	469	464	376
Gross profit	116			120						232	236	469	464	376
Selling, general and administrative expense	11,753			12,869						27,728	29,785	56,983	43,045	36,867
Operating (loss)/income	(11,637)			(12,749)						(27,496)	(29,549)	(56,514)	(42,581)	(36,491)
Interest expense, net	7,269			7,239						14,538	14,479	28,987	28,871	28,721
Foreign currency (gain)/loss	(28)			13						126	(113)	(173)	30	(285)
Equity in earnings and other (income)/expense	13,517			(14,881)						21,364	(16,190)	(74,572)	(50,224)	(50,399)
(Loss)/income before provision for income taxes	(32,395)			(5,120)						(63,524)	(27,725)	(10,756)	(21,258)	(14,528)
Provision for income taxes														(4,844)
(Loss)/income from continuing operations														(9,684)
Net (loss)/income	(32,395)			(5,120)						(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Net (loss)/income attributable to Quiksilver, Inc	(32,395)			(5,120)						(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)	(16,723)			(1,271)						(8,613)	(21,031)	(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(49,118)			(6,391)						(72,137)	(48,756)	(40,471)	(18,813)	8,602
Quiksilver, Inc. [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	190,265			185,686						356,011	357,063	854,754	736,110	683,767
Cost of goods sold	117,488			109,044						221,220	214,250	505,420	399,493	373,740
Gross profit	72,777			76,642						134,791	142,813	349,334	336,617	310,027
Selling, general and administrative expense	72,999			74,934						147,187	152,431	311,886	311,840	283,347
Asset impairments	4,988			415						6,323	415	5,162	3,399	7,585
Operating (loss)/income	(5,210)			1,293						(18,719)	(10,033)	32,286	21,378	19,095
Interest expense, net	1,386			1,391						2,854	2,685	5,351	3,785	55,070
Foreign currency (gain)/loss	198			212						363	9	(35)	(40)	(124)
Equity in earnings and other (income)/expense	(483)			482						(687)	1,733	4,674	(836)	(1,482)
(Loss)/income before provision for income taxes	(6,311)			(792)						(21,249)	(14,460)	22,296	18,469	(34,369)
Provision for income taxes	1,654			216						467	432	1,144	165	522
(Loss)/income from continuing operations														(34,891)
Income from discontinued operations														1,485
Net (loss)/income	(7,965)			(1,008)						(21,716)	(14,892)	21,152	18,304	(33,406)
Net (loss)/income attributable to Quiksilver, Inc	(7,965)			(1,008)						(21,716)	(14,892)	21,152	18,304	(33,406)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(7,965)			(1,008)						(21,716)	(14,892)	21,152	18,304	(33,406)
Quiksilver, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	290,111			328,589						587,455	633,616	1,262,757	1,270,320	1,195,536
Cost of goods sold	144,071			155,662						277,756	291,845	602,115	554,593	511,777
Gross profit	146,040			172,927						309,699	341,771	660,642	715,727	683,759
Selling, general and administrative expense	141,282			144,422						283,436	287,467	577,868	566,703	537,153
Asset impairments	344									2,177		2,072	82,974	4,072
Operating (loss)/income	4,414			28,505						24,086	54,304	80,702	66,050	142,534
Interest expense, net	6,634			6,955						13,404	13,466	26,485	41,152	30,318
Foreign currency (gain)/loss	(2,788)			(834)						66	(2,355)	(1,461)	(101)	(5,508)
(Loss)/income before provision for income taxes	568			22,384						10,616	43,193	55,678	24,999	117,724
Provision for income taxes	5,493			6,939						9,904	11,973	6,413	(14,480)	27,755
(Loss)/income from continuing operations														89,969
Income from discontinued operations														345
Net (loss)/income	(4,925)			15,445						712	31,220	49,265	39,479	90,314
Less: Net income attributable to non-controlling interest	(177)			(713)						(682)	(2,408)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc	(5,102)			14,732						30	28,812	48,252	36,091	86,900
Other comprehensive income (loss)	(16,723)			(1,271)						(8,613)	(21,031)	(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(21,825)			13,461						(8,583)	7,781	18,537	38,536	105,186
Quiksilver, Inc. [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	(21,744)			(22,182)						(53,932)	(49,081)	(104,741)	(53,833)	(42,059)
Cost of goods sold	(13,947)			(14,642)						(40,053)	(34,360)	(74,642)	(24,859)	(15,145)
Gross profit	(7,797)			(7,540)						(13,879)	(14,721)	(30,099)	(28,974)	(26,914)
Selling, general and administrative expense	(7,830)			(8,215)						(14,888)	(15,258)	(30,593)	(25,639)	(25,301)
Operating (loss)/income	33			675						1,009	537	494	(3,335)	(1,613)
Equity in earnings and other (income)/expense	(13,034)			14,399						(20,677)	14,457	69,898	51,060	51,881
(Loss)/income before provision for income taxes	13,067			(13,724)						21,686	(13,920)	(69,404)	(54,395)	(53,494)
(Loss)/income from continuing operations														(53,494)
Net (loss)/income	13,067			(13,724)						21,686	(13,920)	(69,404)	(54,395)	(53,494)
Net (loss)/income attributable to Quiksilver, Inc	13,067			(13,724)						21,686	(13,920)	(69,404)	(54,395)	(53,494)
Other comprehensive income (loss)	16,723			1,271						8,613	21,031	29,715	(2,445)	(18,286)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	29,790			(12,453)						30,299	7,111	(39,689)	(56,840)	(71,780)
Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	458,748			492,213						889,766	941,834	2,013,239	1,953,061	1,837,620
Cost of goods sold	247,612			250,064						458,923	471,735	1,032,893	929,227	870,372
Gross profit	211,136			242,149						430,843	470,099	980,346	1,023,834	967,248
Selling, general and administrative expense	218,204			224,010						443,463	454,425	916,144	895,949	832,066
Asset impairments	5,332			415						8,500	415	7,234	86,373	11,657
Operating (loss)/income	(12,400)			17,724						(21,120)	15,259	56,968	41,512	123,525
Interest expense, net	15,289			15,585						30,796	30,630	60,823	73,808	114,109
Foreign currency (gain)/loss	(2,618)			(609)						555	(2,459)	(1,669)	(111)	(5,917)
(Loss)/income before provision for income taxes	(25,071)			2,748						(52,471)	(12,912)	(2,186)	(32,185)	15,333
Provision for income taxes	7,147			7,155						10,371	12,405	7,557	(14,315)	23,433
(Loss)/income from continuing operations														(8,100)
Income from discontinued operations														1,830
Net (loss)/income	(32,218)			(4,407)						(62,842)	(25,317)	(9,743)	(17,870)	(6,270)
Less: Net income attributable to non-controlling interest	(177)			(713)						(682)	(2,408)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc	(32,395)			(5,120)						(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)	(16,723)			(1,271)						(8,613)	(21,031)	(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(49,118)			(6,391)						(72,137)	(48,756)	(40,471)	(18,813)	8,602
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	116			120						232	236	469	464	376
Gross profit	116			120						232	236	469	464	376
Selling, general and administrative expense	11,753			12,869						27,728	29,785	56,983	43,045	36,867
Operating (loss)/income	(11,637)			(12,749)						(27,496)	(29,549)	(56,514)	(42,581)	(36,491)
Interest expense, net	7,269			7,239						14,538	14,479	28,987	28,871	28,721
Foreign currency (gain)/loss	(28)			13						126	(113)	(173)	30	(285)
Equity in earnings and other (income)/expense	13,094			(14,881)						20,941	(16,190)	(74,572)	(50,224)	(50,399)
(Loss)/income before provision for income taxes	(31,972)			(5,120)						(63,101)	(27,725)	(10,756)	(21,258)	(14,528)
Provision for income taxes	423									423				(4,844)
(Loss)/income from continuing operations														(9,684)
Net (loss)/income	(32,395)			(5,120)						(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Net (loss)/income attributable to Quiksilver, Inc	(32,395)			(5,120)						(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Other comprehensive income (loss)	(16,723)			(1,271)						(8,613)	(21,031)	(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(49,118)			(6,391)						(72,137)	(48,756)	(40,471)	(18,813)	8,602
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | QS Wholesale Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	105,393			102,789						193,912	232,949	453,532	440,088	418,623
Cost of goods sold	65,353			64,425						117,959	146,286	275,179	268,361	261,491
Gross profit	40,040			38,364						75,953	86,663	178,353	171,727	157,132
Selling, general and administrative expense	36,182			35,782						72,129	73,689	147,684	139,530	133,730
Asset impairments	1,646									1,646		11	1,778	667
Operating (loss)/income	2,212			2,582						2,178	12,974	30,658	30,419	22,735
Interest expense, net	1,440			1,391						2,909	2,685	5,352	3,795	55,070
Foreign currency (gain)/loss	73			131						86	(124)	(148)	(229)	(113)
Equity in earnings and other (income)/expense	(483)			482						(687)	1,733	4,674	(836)	(1,482)
(Loss)/income before provision for income taxes	1,182			578						(130)	8,680	20,780	27,689	(30,740)
Provision for income taxes	1,231			216						44	432	1,144	165	522
(Loss)/income from continuing operations														(31,262)
Net (loss)/income	(49)			362						(174)	8,248	19,636	27,524	(31,262)
Net (loss)/income attributable to Quiksilver, Inc	(49)			362						(174)	8,248	19,636	27,524	(31,262)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(49)			362						(174)	8,248	19,636	27,524	(31,262)
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	108,336			109,272						222,717	226,151	573,826	479,559	421,759
Cost of goods sold	71,696			65,796						159,945	150,591	373,016	291,972	240,660
Gross profit	36,640			43,476						62,772	75,560	200,810	187,587	181,099
Selling, general and administrative expense	36,817			39,152						75,058	78,742	164,202	172,310	149,617
Asset impairments	3,342			415						4,677	415	5,151	1,621	6,918
Operating (loss)/income	(3,519)			3,909						(16,963)	(3,597)	31,457	13,656	24,564
Interest expense, net	(54)									(55)		(1)	(10)
Foreign currency (gain)/loss	125			81						277	133	113	189	(11)
(Loss)/income before provision for income taxes	(3,590)			3,828						(17,185)	(3,730)	31,345	13,477	24,575
(Loss)/income from continuing operations														24,575
Income from discontinued operations														1,485
Net (loss)/income	(3,590)			3,828						(17,185)	(3,730)	31,345	13,477	26,060
Net (loss)/income attributable to Quiksilver, Inc	(3,590)			3,828						(17,185)	(3,730)	31,345	13,477	26,060
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(3,590)			3,828						(17,185)	(3,730)	31,345	13,477	26,060
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	290,111			328,589						587,455	633,616	1,262,757	1,270,320	1,195,536
Cost of goods sold	144,071			155,662						277,756	291,845	602,115	554,593	511,777
Gross profit	146,040			172,927						309,699	341,771	660,642	715,727	683,759
Selling, general and administrative expense	141,282			144,422						283,436	287,467	577,868	566,703	537,153
Asset impairments	344									2,177		2,072	82,974	4,072
Operating (loss)/income	4,414			28,505						24,086	54,304	80,702	66,050	142,534
Interest expense, net	6,634			6,955						13,404	13,466	26,485	41,152	30,318
Foreign currency (gain)/loss	(2,788)			(834)						66	(2,355)	(1,461)	(101)	(5,508)
(Loss)/income before provision for income taxes	568			22,384						10,616	43,193	55,678	24,999	117,724
Provision for income taxes	5,493			6,939						9,904	11,973	6,413	(14,480)	27,755
(Loss)/income from continuing operations														89,969
Income from discontinued operations														345
Net (loss)/income	(4,925)			15,445						712	31,220	49,265	39,479	90,314
Less: Net income attributable to non-controlling interest	(177)			(713)						(682)	(2,408)	(1,013)	(3,388)	(3,414)
Net (loss)/income attributable to Quiksilver, Inc	(5,102)			14,732						30	28,812	48,252	36,091	86,900
Other comprehensive income (loss)	(16,723)			(1,271)						(8,613)	(21,031)	(29,715)	2,445	18,286
Comprehensive (loss)/income attributable to Quiksilver, Inc.	(21,825)			13,461						(8,583)	7,781	18,537	38,536	105,186
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Revenues, net	(45,208)			(48,557)						(114,550)	(151,118)	(277,345)	(237,370)	(198,674)
Cost of goods sold	(33,508)			(35,819)						(96,737)	(116,987)	(217,417)	(185,699)	(143,556)
Gross profit	(11,700)			(12,738)						(17,813)	(34,131)	(59,928)	(51,671)	(55,118)
Selling, general and administrative expense	(7,830)			(8,215)						(14,888)	(15,258)	(30,593)	(25,639)	(29,817)
Operating (loss)/income	(3,870)			(4,523)						(2,925)	(18,873)	(29,335)	(26,032)	(29,817)
Equity in earnings and other (income)/expense	(12,611)			14,399						(20,254)	14,457	69,898	51,060	51,881
(Loss)/income before provision for income taxes	8,741			(18,922)						17,329	(33,330)	(99,233)	(77,092)	(81,698)
(Loss)/income from continuing operations														(81,698)
Net (loss)/income	8,741			(18,922)						17,329	(33,330)	(99,233)	(77,092)	(81,698)
Net (loss)/income attributable to Quiksilver, Inc	8,741			(18,922)						17,329	(33,330)	(99,233)	(77,092)	(81,698)
Other comprehensive income (loss)	16,723			1,271						8,613	21,031	29,715	(2,445)	(18,286)
Comprehensive (loss)/income attributable to Quiksilver, Inc.	$ 25,464			$ (17,651)						$ 25,942	$ (12,299)	$ (69,518)	$ (79,537)	$ (99,984)

Condensed Consolidating Financial Information - Condensed Consolidating Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	$ 114,391	$ 113,653				$ 123,279
Income taxes payable	451	1,359
Current Assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589				332,488
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223				1,696,121
Current assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589				332,488
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223				1,696,121
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity:	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current Assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589				332,488
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223				1,696,121
Current assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743	398,522	370,974	321,785	397,089	385,927	341,781	287,458
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746	391,052	358,915	412,291	347,757	364,833	289,538	309,561
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589				332,488
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223				1,696,121
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity:	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Quiksilver, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	114,391	113,653				123,279
Income taxes payable	451	1,359
Current Assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity:	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current Assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity:	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Quiksilver, Inc. [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Intercompany balances	161,400	118,834				93,047
Current Assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Investment in subsidiaries	1,066,560	1,087,924				1,084,745
Total assets	1,096,389	1,115,328				1,112,328
Current assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Investment in subsidiaries	1,066,560	1,087,924				1,084,745
Total assets	1,096,389	1,115,328				1,112,328
Current Liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	570,205	532,018				502,230
Stockholders'/invested equity	526,184	583,310				610,098
Total liabilities and equity	1,096,389	1,115,328				1,112,328
Current liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	570,205	532,018				502,230
Stockholders'/invested equity:	526,184	583,310				610,098
Total liabilities and equity	1,096,389	1,115,328				1,112,328
Current Assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Investment in subsidiaries	1,066,560	1,087,924				1,084,745
Total assets	1,096,389	1,115,328				1,112,328
Current assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Investment in subsidiaries	1,066,560	1,087,924				1,084,745
Total assets	1,096,389	1,115,328				1,112,328
Current Liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	570,205	532,018				502,230
Stockholders'/invested equity	526,184	583,310				610,098
Total liabilities and equity	1,096,389	1,115,328				1,112,328
Current liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Intercompany balances	161,400	118,834				93,047
Total current liabilities	170,205	132,018				102,230
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	570,205	532,018				502,230
Stockholders'/invested equity:	526,184	583,310				610,098
Total liabilities and equity	1,096,389	1,115,328				1,112,328
Quiksilver, Inc. [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term		(23,550)				(16,682)
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Current Assets:
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes, short-term	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Fixed assets, net	57,774	64,496				64,943
Intangible assets, net	47,171	47,746				48,743
Goodwill	112,216	112,216				112,216
Other assets	1,982	2,677				3,936
Deferred income taxes, long-term		(23,550)				(16,682)
Investment in subsidiaries	6,986	5,028				8,929
Total assets	617,989	638,806				524,253
Current assets:
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes, short-term	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Fixed assets, net	57,774	64,496				64,943
Intangible assets, net	47,171	47,746				48,743
Goodwill	112,216	112,216				112,216
Other assets	1,982	2,677				3,936
Deferred income taxes, long-term		(23,550)				(16,682)
Investment in subsidiaries	6,986	5,028				8,929
Total assets	617,989	638,806				524,253
Current Liabilities:
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	23,550	23,550
Other long-term liabilities	23,987	25,241				41,219
Total liabilities	242,682	241,783				164,518
Stockholders'/invested equity	375,307	397,023				359,735
Total liabilities and equity	617,989	638,806				524,253
Current liabilities:
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	23,550	23,550
Other long-term liabilities	23,987	25,241				41,219
Total liabilities	242,682	241,783				164,518
Stockholders'/invested equity:	375,307	397,023				359,735
Total liabilities and equity	617,989	638,806				524,253
Current Assets:
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes, short-term	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Fixed assets, net	57,774	64,496				64,943
Intangible assets, net	47,171	47,746				48,743
Goodwill	112,216	112,216				112,216
Other assets	1,982	2,677				3,936
Deferred income taxes, long-term		(23,550)				(16,682)
Investment in subsidiaries	6,986	5,028				8,929
Total assets	617,989	638,806				524,253
Current assets:
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Cash and cash equivalents	694	135		1,933		1,331				39,172	1,135
Trade accounts receivable, net	127,762	181,945				150,782
Other receivables	8,526	6,158				5,918
Income taxes receivable		117				21,338
Inventories	131,136	107,722				115,456
Deferred income taxes, short-term	5,209	5,209				(1,182)
Prepaid expenses and other current assets	9,910	9,548				8,525
Intercompany balances	108,623	95,809
Total current assets	391,860	406,643				302,168
Fixed assets, net	57,774	64,496				64,943
Intangible assets, net	47,171	47,746				48,743
Goodwill	112,216	112,216				112,216
Other assets	1,982	2,677				3,936
Deferred income taxes, long-term		(23,550)				(16,682)
Investment in subsidiaries	6,986	5,028				8,929
Total assets	617,989	638,806				524,253
Current Liabilities:
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	23,550	23,550
Other long-term liabilities	23,987	25,241				41,219
Total liabilities	242,682	241,783				164,518
Stockholders'/invested equity	375,307	397,023				359,735
Total liabilities and equity	617,989	638,806				524,253
Current liabilities:
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Accounts payable	85,025	95,355				88,280
Accrued liabilities	22,658	28,343				30,088
Long-term debt, current portion	6,094	8,594				3,000
Income taxes payable	5,368	(117)
Intercompany balances		(95,809)				(34,611)
Total current liabilities	119,145	132,292				86,757
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	23,550	23,550
Other long-term liabilities	23,987	25,241				41,219
Total liabilities	242,682	241,783				164,518
Stockholders'/invested equity:	375,307	397,023				359,735
Total liabilities and equity	617,989	638,806				524,253
Quiksilver, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	137,941	137,203				139,961
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Current Assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	137,941	137,203				139,961
Total assets	1,231,264	1,200,000				1,223,281
Current assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	137,941	137,203				139,961
Total assets	1,231,264	1,200,000				1,223,281
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	10,971	12,972				16,729
Total liabilities	514,381	484,704				474,853
Stockholders'/invested equity	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,231,264	1,200,000				1,223,281
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	10,971	12,972				16,729
Total liabilities	514,381	484,704				474,853
Stockholders'/invested equity:	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,231,264	1,200,000				1,223,281
Current Assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	137,941	137,203				139,961
Total assets	1,231,264	1,200,000				1,223,281
Current assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable	4,917					(17,073)
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	52,777	23,025
Total current assets	649,347	615,997				637,571
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	137,941	137,203				139,961
Total assets	1,231,264	1,200,000				1,223,281
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	10,971	12,972				16,729
Total liabilities	514,381	484,704				474,853
Stockholders'/invested equity	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,231,264	1,200,000				1,223,281
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable		1,476
Intercompany balances		(23,025)				(58,436)
Total current liabilities	210,302	211,257				169,943
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	10,971	12,972				16,729
Total liabilities	514,381	484,704				474,853
Stockholders'/invested equity:	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,231,264	1,200,000				1,223,281
Quiksilver, Inc. [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	(23,550)	(23,550)
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Current Assets:
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Deferred income taxes, long-term	(23,550)	(23,550)
Investment in subsidiaries	(1,073,546)	(1,092,952)				(1,093,674)
Total assets	(1,262,405)	(1,235,894)				(1,095,639)
Current assets:
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Deferred income taxes, long-term	(23,550)	(23,550)
Investment in subsidiaries	(1,073,546)	(1,092,952)				(1,093,674)
Total assets	(1,262,405)	(1,235,894)				(1,095,639)
Current Liabilities:
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Deferred income taxes, long-term	(23,550)	(23,550)
Total liabilities	(189,867)	(142,501)
Stockholders'/invested equity	(1,072,538)	(1,093,393)				(1,095,639)
Total liabilities and equity	(1,262,405)	(1,235,894)				(1,095,639)
Current liabilities:
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Deferred income taxes, long-term	(23,550)	(23,550)
Total liabilities	(189,867)	(142,501)
Stockholders'/invested equity:	(1,072,538)	(1,093,393)				(1,095,639)
Total liabilities and equity	(1,262,405)	(1,235,894)				(1,095,639)
Current Assets:
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Deferred income taxes, long-term	(23,550)	(23,550)
Investment in subsidiaries	(1,073,546)	(1,092,952)				(1,093,674)
Total assets	(1,262,405)	(1,235,894)				(1,095,639)
Current assets:
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Income taxes receivable	(4,917)	(117)
Inventories	1,008	(441)				(1,965)
Intercompany balances	(161,400)	(118,834)
Total current assets	(165,309)	(119,392)				(1,965)
Deferred income taxes, long-term	(23,550)	(23,550)
Investment in subsidiaries	(1,073,546)	(1,092,952)				(1,093,674)
Total assets	(1,262,405)	(1,235,894)				(1,095,639)
Current Liabilities:
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Deferred income taxes, long-term	(23,550)	(23,550)
Total liabilities	(189,867)	(142,501)
Stockholders'/invested equity	(1,072,538)	(1,093,393)				(1,095,639)
Total liabilities and equity	(1,262,405)	(1,235,894)				(1,095,639)
Current liabilities:
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Income taxes payable	(4,917)	(117)
Intercompany balances	(161,400)	(118,834)
Total current liabilities	(166,317)	(118,951)
Deferred income taxes, long-term	(23,550)	(23,550)
Total liabilities	(189,867)	(142,501)
Stockholders'/invested equity:	(1,072,538)	(1,093,393)				(1,095,639)
Total liabilities and equity	(1,262,405)	(1,235,894)				(1,095,639)
Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	114,391	113,653				123,279
Income taxes payable	451	1,359
Current Assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Deferred income taxes, long-term		0				0
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Deferred income taxes, long-term		0				0
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity:	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current Assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current assets:
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Cash and cash equivalents	47,893	41,823		79,177		109,753				120,593	99,516
Trade accounts receivable, net	375,336	433,743				397,089
Other receivables	31,933	32,818				23,190
Income taxes receivable						4,265
Inventories	366,304	344,746				347,757
Deferred income taxes, short-term	25,696	26,368				32,808
Prepaid expenses and other current assets	33,457	26,371				25,429
Total current assets	880,619	905,869				940,291
Fixed assets, net	232,955	238,313				238,107
Intangible assets, net	138,749	139,449				138,143
Goodwill	272,764	273,167				268,589
Other assets	43,759	47,789				55,814
Deferred income taxes, long-term	114,391	113,653				123,279
Total assets	1,683,237	1,718,240				1,764,223
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Deferred income taxes, long-term		0				0
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Lines of credit		18,147				18,335
Accounts payable	185,570	203,572				203,023
Accrued liabilities	102,480	114,891				132,944
Long-term debt, current portion	44,834	18,647				4,628
Income taxes payable	451	1,359
Deferred income taxes		0				0
Total current liabilities	333,335	356,616				358,930
Long-term debt, net of current portion	769,108	721,175				724,723
Deferred income taxes, long-term		0				0
Other long-term liabilities	34,958	38,213				57,948
Total liabilities	1,137,401	1,116,004				1,141,601
Stockholders'/invested equity:	526,184	583,310				610,098
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,683,237	1,718,240				1,764,223
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	20,387	20,387				11,531
Intercompany balances	161,308	118,319				92,580
Current Assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Deferred income taxes, long-term	20,387	20,387				11,531
Investment in subsidiaries	1,066,983	1,087,924				1,084,745
Total assets	1,117,199	1,135,715				1,123,859
Current assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Deferred income taxes, long-term	20,387	20,387				11,531
Investment in subsidiaries	1,066,983	1,087,924				1,084,745
Total assets	1,117,199	1,135,715				1,123,859
Current Liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	591,015	552,405				513,761
Stockholders'/invested equity	526,184	583,310				610,098
Total liabilities and equity	1,117,199	1,135,715				1,123,859
Current liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	591,015	552,405				513,761
Stockholders'/invested equity:	526,184	583,310				610,098
Total liabilities and equity	1,117,199	1,135,715				1,123,859
Current Assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Deferred income taxes, long-term	20,387	20,387				11,531
Investment in subsidiaries	1,066,983	1,087,924				1,084,745
Total assets	1,117,199	1,135,715				1,123,859
Current assets:
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Cash and cash equivalents	108	324		23		17				164	321
Other receivables	19	20				122
Prepaid expenses and other current assets	4,594	2,277				2,378
Total current assets	4,721	2,621				2,517
Fixed assets, net	19,454	18,802				17,602
Intangible assets, net	3,752	3,228				3,007
Other assets	1,902	2,753				4,457
Deferred income taxes, long-term	20,387	20,387				11,531
Investment in subsidiaries	1,066,983	1,087,924				1,084,745
Total assets	1,117,199	1,135,715				1,123,859
Current Liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	591,015	552,405				513,761
Stockholders'/invested equity	526,184	583,310				610,098
Total liabilities and equity	1,117,199	1,135,715				1,123,859
Current liabilities:
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Accounts payable	2,756	6,995				2,510
Accrued liabilities	6,049	6,189				6,673
Deferred income taxes	20,902	20,902				11,998
Intercompany balances	161,308	118,319				92,580
Total current liabilities	191,015	152,405				113,761
Long-term debt, net of current portion	400,000	400,000				400,000
Total liabilities	591,015	552,405				513,761
Stockholders'/invested equity:	526,184	583,310				610,098
Total liabilities and equity	1,117,199	1,135,715				1,123,859
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | QS Wholesale Inc [Member]
Condensed Financial Statements, Captions [Line Items]
Intercompany balances						40,126
Current Assets:
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes, short-term	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Fixed assets, net	35,349	39,175				36,493
Intangible assets, net	45,039	45,547				46,510
Goodwill	103,880	103,880				103,880
Other assets	1,396	2,083				3,377
Investment in subsidiaries	161,231	159,273				163,174
Total assets	547,880	538,814				510,833
Current assets:
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes, short-term	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Fixed assets, net	35,349	39,175				36,493
Intangible assets, net	45,039	45,547				46,510
Goodwill	103,880	103,880				103,880
Other assets	1,396	2,083				3,377
Investment in subsidiaries	161,231	159,273				163,174
Total assets	547,880	538,814				510,833
Current Liabilities:
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	42,951	42,951				31,383
Other long-term liabilities	5,108	5,413				6,546
Total liabilities	190,442	172,899				181,121
Stockholders'/invested equity	357,438	365,915				329,712
Total liabilities and equity	547,880	538,814				510,833
Current liabilities:
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	42,951	42,951				31,383
Other long-term liabilities	5,108	5,413				6,546
Total liabilities	190,442	172,899				181,121
Stockholders'/invested equity:	357,438	365,915				329,712
Total liabilities and equity	547,880	538,814				510,833
Current Assets:
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes, short-term	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Fixed assets, net	35,349	39,175				36,493
Intangible assets, net	45,039	45,547				46,510
Goodwill	103,880	103,880				103,880
Other assets	1,396	2,083				3,377
Investment in subsidiaries	161,231	159,273				163,174
Total assets	547,880	538,814				510,833
Current assets:
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Cash and cash equivalents	2,186	1,966		3,985		4,972				38,707	1,082
Trade accounts receivable, net	82,867	80,522				72,533
Other receivables	2,925	2,767				3,024
Income taxes receivable	232	117				390
Inventories	46,391	32,156				57,862
Deferred income taxes, short-term	26,617	26,617				15,111
Prepaid expenses and other current assets	5,011	4,463				3,507
Intercompany balances	34,756	40,248
Total current assets	200,985	188,856				157,399
Fixed assets, net	35,349	39,175				36,493
Intangible assets, net	45,039	45,547				46,510
Goodwill	103,880	103,880				103,880
Other assets	1,396	2,083				3,377
Investment in subsidiaries	161,231	159,273				163,174
Total assets	547,880	538,814				510,833
Current Liabilities:
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	42,951	42,951				31,383
Other long-term liabilities	5,108	5,413				6,546
Total liabilities	190,442	172,899				181,121
Stockholders'/invested equity	357,438	365,915				329,712
Total liabilities and equity	547,880	538,814				510,833
Current liabilities:
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Accounts payable	46,944	39,542				50,858
Accrued liabilities	13,345	15,699				12,666
Long-term debt, current portion	6,094	8,594				3,000
Intercompany balances						40,126
Total current liabilities	66,383	63,835				106,650
Long-term debt, net of current portion	76,000	60,700				36,542
Deferred income taxes, long-term	42,951	42,951				31,383
Other long-term liabilities	5,108	5,413				6,546
Total liabilities	190,442	172,899				181,121
Stockholders'/invested equity:	357,438	365,915				329,712
Total liabilities and equity	547,880	538,814				510,833
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term						1,577
Current Assets:
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Fixed assets, net	22,425	25,321				28,450
Intangible assets, net	2,132	2,199				2,233
Goodwill	8,336	8,336				8,336
Other assets	586	594				559
Deferred income taxes, long-term						1,577
Total assets	249,781	287,605				265,504
Current assets:
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Fixed assets, net	22,425	25,321				28,450
Intangible assets, net	2,132	2,199				2,233
Goodwill	8,336	8,336				8,336
Other assets	586	594				559
Deferred income taxes, long-term						1,577
Total assets	249,781	287,605				265,504
Current Liabilities:
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Deferred income taxes, long-term	2,285	2,285
Other long-term liabilities	8,474	9,048				4,937
Total liabilities	58,659	80,296				64,076
Stockholders'/invested equity	191,122	207,309				201,428
Total liabilities and equity	249,781	287,605				265,504
Current liabilities:
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Deferred income taxes, long-term	2,285	2,285
Other long-term liabilities	8,474	9,048				4,937
Total liabilities	58,659	80,296				64,076
Stockholders'/invested equity:	191,122	207,309				201,428
Total liabilities and equity	249,781	287,605				265,504
Current Assets:
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Fixed assets, net	22,425	25,321				28,450
Intangible assets, net	2,132	2,199				2,233
Goodwill	8,336	8,336				8,336
Other assets	586	594				559
Deferred income taxes, long-term						1,577
Total assets	249,781	287,605				265,504
Current assets:
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Cash and cash equivalents	(1,492)	(1,831)		(2,052)		(3,641)				465	53
Trade accounts receivable, net	44,895	101,423				78,249
Other receivables	5,601	3,391				2,894
Inventories	103,330	97,522				74,754
Prepaid expenses and other current assets	4,899	5,085				5,018
Intercompany balances	59,069	45,565				67,075
Total current assets	216,302	251,155				224,349
Fixed assets, net	22,425	25,321				28,450
Intangible assets, net	2,132	2,199				2,233
Goodwill	8,336	8,336				8,336
Other assets	586	594				559
Deferred income taxes, long-term						1,577
Total assets	249,781	287,605				265,504
Current Liabilities:
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Deferred income taxes, long-term	2,285	2,285
Other long-term liabilities	8,474	9,048				4,937
Total liabilities	58,659	80,296				64,076
Stockholders'/invested equity	191,122	207,309				201,428
Total liabilities and equity	249,781	287,605				265,504
Current liabilities:
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Accounts payable	38,081	55,813				37,422
Accrued liabilities	9,313	12,644				17,422
Deferred income taxes	506	506				4,295
Total current liabilities	47,900	68,963				59,139
Deferred income taxes, long-term	2,285	2,285
Other long-term liabilities	8,474	9,048				4,937
Total liabilities	58,659	80,296				64,076
Stockholders'/invested equity:	191,122	207,309				201,428
Total liabilities and equity	249,781	287,605				265,504
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	139,240	138,502				141,554
Income taxes payable	683	1,476
Current Assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	139,240	138,502				141,554
Total assets	1,242,352	1,210,780				1,311,453
Current assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	139,240	138,502				141,554
Total assets	1,242,352	1,210,780				1,311,453
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	21,376	23,752				46,465
Total liabilities	525,469	495,484				563,025
Stockholders'/invested equity	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,242,352	1,210,780				1,311,453
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	21,376	23,752				46,465
Total liabilities	525,469	495,484				563,025
Stockholders'/invested equity:	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,242,352	1,210,780				1,311,453
Current Assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	139,240	138,502				141,554
Total assets	1,242,352	1,210,780				1,311,453
Current assets:
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Cash and cash equivalents	47,091	41,364		77,221		108,405				81,257	98,060
Trade accounts receivable, net	247,574	251,798				246,307
Other receivables	23,388	26,640				17,150
Income taxes receivable						3,875
Inventories	234,160	237,465				234,266
Deferred income taxes, short-term	20,487	21,159				33,990
Prepaid expenses and other current assets	18,953	14,546				14,526
Intercompany balances	67,483	32,506				65,631
Total current assets	659,136	625,478				724,150
Fixed assets, net	155,727	155,015				155,562
Intangible assets, net	87,826	88,475				86,393
Goodwill	160,548	160,951				156,373
Other assets	39,875	42,359				47,421
Deferred income taxes, long-term	139,240	138,502				141,554
Total assets	1,242,352	1,210,780				1,311,453
Current Liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	21,376	23,752				46,465
Total liabilities	525,469	495,484				563,025
Stockholders'/invested equity	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,242,352	1,210,780				1,311,453
Current liabilities:
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Lines of credit		18,147				18,335
Accounts payable	97,789	101,222				112,233
Accrued liabilities	73,773	80,359				96,183
Long-term debt, current portion	38,740	10,053				1,628
Income taxes payable	683	1,476
Total current liabilities	210,985	211,257				228,379
Long-term debt, net of current portion	293,108	260,475				288,181
Other long-term liabilities	21,376	23,752				46,465
Total liabilities	525,469	495,484				563,025
Stockholders'/invested equity:	697,231	696,370				735,904
Non-controlling interest	19,652	18,926				12,524
Total liabilities and equity	1,242,352	1,210,780				1,311,453
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Income taxes payable	(232)	(117)
Intercompany balances	(161,308)	(118,319)				(132,706)
Current Assets:
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes, short-term	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Investment in subsidiaries	(1,228,214)	(1,247,197)				(1,247,919)
Total assets	(1,473,975)	(1,454,674)				(1,447,426)
Current assets:
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes, short-term	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Investment in subsidiaries	(1,228,214)	(1,247,197)				(1,247,919)
Total assets	(1,473,975)	(1,454,674)				(1,447,426)
Current Liabilities:
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Total liabilities	(228,184)	(185,080)				(180,882)
Stockholders'/invested equity	(1,245,791)	(1,269,594)				(1,267,044)
Total liabilities and equity	(1,473,975)	(1,454,674)				(1,447,426)
Current liabilities:
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Total liabilities	(228,184)	(185,080)				(180,882)
Stockholders'/invested equity:	(1,245,791)	(1,269,594)				(1,267,044)
Total liabilities and equity	(1,473,975)	(1,454,674)				(1,447,426)
Current Assets:
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes, short-term	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Investment in subsidiaries	(1,228,214)	(1,247,197)				(1,247,919)
Total assets	(1,473,975)	(1,454,674)				(1,447,426)
Current assets:
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Income taxes receivable	(232)	(117)
Inventories	(17,577)	(22,397)				(19,125)
Deferred income taxes, short-term	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current assets	(200,525)	(162,241)				(168,124)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Investment in subsidiaries	(1,228,214)	(1,247,197)				(1,247,919)
Total assets	(1,473,975)	(1,454,674)				(1,447,426)
Current Liabilities:
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Total liabilities	(228,184)	(185,080)				(180,882)
Stockholders'/invested equity	(1,245,791)	(1,269,594)				(1,267,044)
Total liabilities and equity	(1,473,975)	(1,454,674)				(1,447,426)
Current liabilities:
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Income taxes payable	(232)	(117)
Deferred income taxes	(21,408)	(21,408)				(16,293)
Intercompany balances	(161,308)	(118,319)				(132,706)
Total current liabilities	(182,948)	(139,844)				(148,999)
Deferred income taxes, long-term	(45,236)	(45,236)				(31,383)
Total liabilities	(228,184)	(185,080)				(180,882)
Stockholders'/invested equity:	(1,245,791)	(1,269,594)				(1,267,044)
Total liabilities and equity	$ (1,473,975)	$ (1,454,674)				$ (1,447,426)

Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Cash flows from operating activities:
Net (loss)/income	$ (62,842)	$ (25,317)	$ (9,743)	$ (17,870)	$ (6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	25,027	27,125	53,232	55,259	53,861
Stock based compensation	11,223	12,400	22,552	14,414	12,831
Provision for doubtful accounts	3,528	419	4,594	8,732	15,307
Equity in earnings	1,058	501	282	(355)	(524)
Asset impairments	8,500	415	7,234	86,373	11,657
Non-cash interest expense	1,838	1,964	3,685	19,112	56,695
Deferred income taxes	184	9,295	(8,582)	(28,248)	8,029
Changes in operating assets and liabilities:
Trade accounts receivable	56,585	17,711	(53,405)	(33,985)	39,846
Inventories	(22,103)	(18,522)	(4,978)	(70,706)	4,505
Cash (used in)/provided by operating activities of continuing operations			(13,539)	54,149	199,697
Cash provided by operating activities of discontinued operations					3,785
Net cash (used in)/provided by operating activities	(18,394)	(17,682)	(13,539)	54,149	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			8,198	12,546	4,662
Capital expenditures	(28,644)	(34,329)	(66,081)	(89,590)	(47,797)
Changes in restricted cash					52,706
Business acquisitions, net of cash acquired		(9,117)	(9,117)	(5,578)
Net cash (used in)/provided by investing activities	(28,644)	(43,446)	(67,000)	(82,622)	9,571
Cash flows from financing activities:
Borrowings on lines of credit	6,157	8,464	15,139	30,070	16,581
Payments on lines of credit	(8,860)	(12,326)	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	103,134	91,977	140,035	315,330	59,353
Payments on long-term debt	(45,702)	(47,356)	(112,841)	(284,676)	(220,566)
Payments of debt and equity issuance costs				(6,391)	(9,573)
Stock option exercises and employee stock purchases	3,832	779	2,241	4,129	3,639
Transactions with non-controlling interest owners			(11,000)		(5,174)
Net cash provided by financing activities	58,561	41,538	20,933	23,159	(182,761)
Effect of exchange rate changes on cash	(5,453)	(10,986)	(8,324)	(5,526)	(9,215)
Net increase/(decrease) in cash and cash equivalents	6,070	(30,576)	(67,930)	(10,840)	21,077
Cash and cash equivalents, beginning of period	41,823	109,753	109,753	120,593	99,516
Cash and cash equivalents, end of period	47,893	79,177	41,823	109,753	120,593
Quiksilver, Inc. [Member]
Cash flows from operating activities:
Net (loss)/income	(62,842)	(25,317)	(9,743)	(17,870)	(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations					(1,830)
Depreciation and amortization	25,027	27,125	53,232	55,259	53,861
Stock based compensation	11,223	12,400	22,552	14,414	12,831
Provision for doubtful accounts	3,528	419	4,594	8,732	15,307
Equity in earnings	1,058	501	282	(355)	(524)
Asset impairments	8,500	415	7,234	86,373	11,657
Non-cash interest expense	1,838	1,964	3,685	19,112	56,695
Deferred income taxes	184	9,295	(8,582)	(28,248)	8,029
Other adjustments to reconcile net (loss)/income	(268)	(712)	(6,499)	(5,666)	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	56,585	17,711	(53,405)	(33,985)	39,846
Inventories	(22,103)	(18,522)	(4,978)	(70,706)	4,505
Other operating assets and liabilities	(41,124)	(42,961)	(21,911)	27,089	9,132
Cash (used in)/provided by operating activities of continuing operations					199,697
Cash provided by operating activities of discontinued operations					3,785
Net cash (used in)/provided by operating activities	(18,394)	(17,682)	(13,539)	54,149	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			8,198	12,546	4,662
Capital expenditures	(28,644)	(34,329)	(66,081)	(89,590)	(47,797)
Changes in restricted cash					52,706
Business acquisitions, net of cash acquired		(9,117)	(9,117)	(5,578)
Net cash (used in)/provided by investing activities	(28,644)	(43,446)	(67,000)	(82,622)	9,571
Cash flows from financing activities:
Borrowings on lines of credit	6,157	8,464	15,139	30,070	16,581
Payments on lines of credit	(8,860)	(12,326)	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	103,134	91,977	140,035	315,330	59,353
Payments on long-term debt	(45,702)	(47,356)	(112,841)	(284,676)	(220,566)
Payments of debt and equity issuance costs				(6,391)	(9,573)
Stock option exercises and employee stock purchases	3,832	779	2,241	4,129	3,639
Transactions with non-controlling interest owners			(11,000)		(5,174)
Net cash provided by financing activities	58,561	41,538	20,933	23,159	(182,761)
Effect of exchange rate changes on cash	(5,453)	(10,986)	(8,324)	(5,526)	(9,215)
Net increase/(decrease) in cash and cash equivalents	6,070	(30,576)	(67,930)	(10,840)	21,077
Cash and cash equivalents, beginning of period	41,823	109,753	109,753	120,593	99,516
Cash and cash equivalents, end of period	47,893	79,177	41,823	109,753	120,593
Quiksilver, Inc. [Member] | Parent Company [Member]
Cash flows from operating activities:
Net (loss)/income	(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,124	1,138	2,088	1,735	1,519
Stock based compensation	11,223	12,400	22,552	14,414	12,831
Equity in earnings	21,364	(16,190)	(74,572)	(50,224)	(50,399)
Non-cash interest expense	785	732	1,490	1,387	1,292
Other adjustments to reconcile net (loss)/income	126	(138)	(443)	72	(195)
Changes in operating assets and liabilities:
Other operating assets and liabilities	(582)	(1,825)	10,255	1,090	16,733
Cash (used in)/provided by operating activities of continuing operations					(27,903)
Net cash (used in)/provided by operating activities	(29,484)	(31,608)	(49,386)	(52,784)	(27,903)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment					34
Capital expenditures	(3,971)	(1,559)	(4,388)	(12,570)	(4,194)
Net cash (used in)/provided by investing activities	(3,971)	(1,559)	(4,388)	(12,570)	(4,160)
Cash flows from financing activities:
Payments of debt and equity issuance costs					(7,750)
Stock option exercises and employee stock purchases	3,832	779	2,241	4,129	3,639
Intercompany	29,407	32,394	51,840	61,078	36,017
Net cash provided by financing activities	33,239	33,173	54,081	65,207	31,906
Net increase/(decrease) in cash and cash equivalents	(216)	6	307	(147)	(157)
Cash and cash equivalents, beginning of period	324	17	17	164	321
Cash and cash equivalents, end of period	108	23	324	17	164
Quiksilver, Inc. [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net (loss)/income	(21,716)	(14,892)	21,152	18,304	(33,406)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations					(1,485)
Depreciation and amortization	9,014	9,082	18,002	20,445	21,494
Provision for doubtful accounts	(1,056)	(1,416)	(1,642)	1,363	4,360
Equity in earnings	(687)	1,733	4,674	(994)	(1,482)
Asset impairments	6,323	415	5,162	3,399	7,585
Non-cash interest expense	675	888	1,506	1,808	42,740
Deferred income taxes			474	3,703	(5,652)
Other adjustments to reconcile net (loss)/income	(17)	12	36	481	(1,455)
Changes in operating assets and liabilities:
Trade accounts receivable	55,239	25,895	(29,521)	(22,106)	15,735
Inventories	(23,280)	(14,290)	7,195	(23,322)	(5,075)
Other operating assets and liabilities	(20,416)	(11,645)	2,233	(4,275)	7,960
Cash (used in)/provided by operating activities of continuing operations					52,137
Cash provided by operating activities of discontinued operations					1,507
Net cash (used in)/provided by operating activities	4,079	(4,218)	29,271	(1,194)	53,644
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			45	15	4,519
Capital expenditures	(7,601)	(14,094)	(22,580)	(34,624)	(10,730)
Business acquisitions, net of cash acquired				(528)
Net cash (used in)/provided by investing activities	(7,601)	(14,094)	(22,535)	(35,137)	(6,211)
Cash flows from financing activities:
Borrowings on long-term debt	49,000	62,500	93,500	44,500	42,735
Payments on long-term debt	(36,200)	(35,256)	(70,800)	(25,524)	(51,489)
Transactions with non-controlling interest owners			(11,000)		(1,542)
Intercompany	(8,719)	(8,330)	(19,632)	(20,486)	900
Net cash provided by financing activities	4,081	18,914	(7,932)	(1,510)	(9,396)
Net increase/(decrease) in cash and cash equivalents	559	602	(1,196)	(37,841)	38,037
Cash and cash equivalents, beginning of period	135	1,331	1,331	39,172	1,135
Cash and cash equivalents, end of period	694	1,933	135	1,331	39,172
Quiksilver, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net (loss)/income	712	31,220	49,265	39,479	90,314
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations					(345)
Depreciation and amortization	14,889	16,905	33,142	33,079	30,848
Provision for doubtful accounts	4,584	1,835	6,236	7,369	10,947
Equity in earnings	1,058	501	282	(197)	(524)
Asset impairments	2,177		2,072	82,974	4,072
Non-cash interest expense	378	344	689	15,917	12,663
Deferred income taxes	184	9,295	(9,056)	(31,951)	13,681
Other adjustments to reconcile net (loss)/income	(377)	(586)	(6,092)	(6,219)	(1,892)
Changes in operating assets and liabilities:
Trade accounts receivable	1,346	(8,184)	(23,884)	(11,879)	24,111
Inventories	2,186	(3,695)	(11,679)	(50,719)	7,967
Other operating assets and liabilities	(20,126)	(29,491)	(34,399)	30,274	(15,561)
Cash (used in)/provided by operating activities of continuing operations					175,463
Cash provided by operating activities of discontinued operations					2,278
Net cash (used in)/provided by operating activities	7,011	18,144	6,576	108,127	177,741
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			8,153	12,531	109
Capital expenditures	(17,072)	(18,676)	(39,113)	(42,396)	(32,873)
Changes in restricted cash					52,706
Business acquisitions, net of cash acquired		(9,117)	(9,117)	(5,050)
Net cash (used in)/provided by investing activities	(17,072)	(27,793)	(40,077)	(34,915)	19,942
Cash flows from financing activities:
Borrowings on lines of credit	6,157	8,464	15,139	30,070	16,581
Payments on lines of credit	(8,860)	(12,326)	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	54,134	29,477	46,535	270,830	16,618
Payments on long-term debt	(9,502)	(12,100)	(42,041)	(259,152)	(169,077)
Payments of debt and equity issuance costs				(6,391)	(1,823)
Transactions with non-controlling interest owners					(3,632)
Intercompany	(20,688)	(24,064)	(32,208)	(40,592)	(36,917)
Net cash provided by financing activities	21,241	(10,549)	(25,216)	(40,538)	(205,271)
Effect of exchange rate changes on cash	(5,453)	(10,986)	(8,324)	(5,526)	(9,215)
Net increase/(decrease) in cash and cash equivalents	5,727	(31,184)	(67,041)	27,148	(16,803)
Cash and cash equivalents, beginning of period	41,364	108,405	108,405	81,257	98,060
Cash and cash equivalents, end of period	47,091	77,221	41,364	108,405	81,257
Quiksilver, Inc. [Member] | Eliminations [Member]
Cash flows from operating activities:
Net (loss)/income	21,686	(13,920)	(69,404)	(54,395)	(53,494)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Equity in earnings	(20,677)	14,457	69,898	51,060	51,881
Changes in operating assets and liabilities:
Inventories	(1,009)	(537)	(494)	3,335	1,613
Quiksilver, Inc. and QS Wholesale, Inc. [Member]
Cash flows from operating activities:
Net (loss)/income	(62,842)	(25,317)	(9,743)	(17,870)	(6,270)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations					(1,830)
Depreciation and amortization	25,027	27,125	53,232	55,259	53,861
Stock based compensation	11,223	12,400	22,552	14,414	12,831
Provision for doubtful accounts	3,528	419	4,594	8,732	15,307
Equity in earnings	1,058	501	282	(355)	(524)
Asset impairments	8,500	415	7,234	86,373	11,657
Non-cash interest expense	1,838	1,964	3,685	19,112	56,695
Deferred income taxes	184	9,295	(8,582)	(28,248)	8,029
Other adjustments to reconcile net (loss)/income	(268)	(712)	(6,499)	(5,666)	(3,542)
Changes in operating assets and liabilities:
Trade accounts receivable	56,585	17,711	(53,405)	(33,985)	39,846
Inventories	(22,103)	(18,522)	(4,978)	(70,706)	4,505
Other operating assets and liabilities	(41,124)	(42,961)	(21,911)	27,089	9,132
Cash (used in)/provided by operating activities of continuing operations					199,697
Cash provided by operating activities of discontinued operations					3,785
Net cash (used in)/provided by operating activities	(18,394)	(17,682)	(13,539)	54,149	203,482
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			8,198	12,546	4,662
Capital expenditures	(28,644)	(34,329)	(66,081)	(89,590)	(47,797)
Changes in restricted cash					52,706
Business acquisitions, net of cash acquired		(9,117)	(9,117)	(5,578)
Net cash (used in)/provided by investing activities	(28,644)	(43,446)	(67,000)	(82,622)	9,571
Cash flows from financing activities:
Borrowings on lines of credit	6,157	8,464	15,139	30,070	16,581
Payments on lines of credit	(8,860)	(12,326)	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	103,134	91,977	140,035	315,330	59,353
Payments on long-term debt	(45,702)	(47,356)	(112,841)	(284,676)	(220,566)
Payments of debt and equity issuance costs				(6,391)	(9,573)
Stock option exercises and employee stock purchases	3,832	779	2,241	4,129	3,639
Transactions with non-controlling interest owners			(11,000)		(5,174)
Net cash provided by financing activities	58,561	41,538	20,933	23,159	(182,761)
Effect of exchange rate changes on cash	(5,453)	(10,986)	(8,324)	(5,526)	(9,215)
Net increase/(decrease) in cash and cash equivalents	6,070	(30,576)	(67,930)	(10,840)	21,077
Cash and cash equivalents, beginning of period	41,823	109,753	109,753	120,593	99,516
Cash and cash equivalents, end of period	47,893	79,177	41,823	109,753	120,593
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Parent Company [Member]
Cash flows from operating activities:
Net (loss)/income	(63,524)	(27,725)	(10,756)	(21,258)	(9,684)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,124	1,138	2,088	1,735	1,519
Stock based compensation	11,223	12,400	22,552	14,414	12,831
Equity in earnings	20,941	(16,190)	(74,572)	(50,224)	(50,399)
Non-cash interest expense	785	732	1,490	1,387	1,292
Other adjustments to reconcile net (loss)/income	126	(138)	(443)	72	(195)
Changes in operating assets and liabilities:
Other operating assets and liabilities	(582)	(4,781)	5,918	(17,134)	8,350
Cash (used in)/provided by operating activities of continuing operations					(36,286)
Net cash (used in)/provided by operating activities	(29,907)	(34,564)	(53,723)	(71,008)	(36,286)
Cash flows from investing activities:
Proceeds from the sale of properties and equipment					34
Capital expenditures	(3,971)	(1,559)	(4,388)	(12,570)	(4,194)
Net cash (used in)/provided by investing activities	(3,971)	(1,559)	(4,388)	(12,570)	(4,160)
Cash flows from financing activities:
Payments of debt and equity issuance costs					(7,750)
Stock option exercises and employee stock purchases	3,832	779	2,241	4,129	3,639
Intercompany	29,830	35,350	56,177	79,302	44,400
Net cash provided by financing activities	33,662	36,129	58,418	83,431	40,289
Net increase/(decrease) in cash and cash equivalents	(216)	6	307	(147)	(157)
Cash and cash equivalents, beginning of period	324	17	17	164	321
Cash and cash equivalents, end of period	108	23	324	17	164
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | QS Wholesale Inc [Member]
Cash flows from operating activities:
Net (loss)/income	(174)	8,248	19,636	27,524	(31,262)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	5,921	5,722	11,314	13,191	12,134
Provision for doubtful accounts	325	(661)	(763)	225	2,982
Equity in earnings	(687)	1,733	4,674	(994)	(1,482)
Asset impairments	1,646		11	1,778	667
Non-cash interest expense	675	888	1,506	1,808	42,740
Deferred income taxes			62	93	(2,203)
Other adjustments to reconcile net (loss)/income		7	(94)	351	(1,225)
Changes in operating assets and liabilities:
Trade accounts receivable	(2,670)	(4,562)	(7,227)	(8,811)	10,464
Inventories	(18,169)	22,831	23,444	(49,448)	(27,021)
Other operating assets and liabilities	4,377	(11,202)	(9,589)	5,146	7,975
Cash (used in)/provided by operating activities of continuing operations					13,769
Net cash (used in)/provided by operating activities	(8,756)	23,004	42,974	(9,137)	13,769
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			43	5	4,500
Capital expenditures	(3,562)	(9,084)	(13,744)	(21,726)	(6,901)
Net cash (used in)/provided by investing activities	(3,562)	(9,084)	(13,701)	(21,721)	(2,401)
Cash flows from financing activities:
Borrowings on long-term debt	49,000	62,500	93,500	44,500	42,735
Payments on long-term debt	(36,200)	(35,256)	(70,800)	(25,524)	(51,489)
Transactions with non-controlling interest owners			(11,000)		(1,542)
Intercompany	(262)	(42,151)	(43,979)	(21,853)	36,553
Net cash provided by financing activities	12,538	(14,907)	(32,279)	(2,877)	26,257
Net increase/(decrease) in cash and cash equivalents	220	(987)	(3,006)	(33,735)	37,625
Cash and cash equivalents, beginning of period	1,966	4,972	4,972	38,707	1,082
Cash and cash equivalents, end of period	2,186	3,985	1,966	4,972	38,707
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net (loss)/income	(17,185)	(3,730)	31,345	13,477	26,060
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations					(1,485)
Depreciation and amortization	3,093	3,360	6,688	7,254	9,360
Provision for doubtful accounts	(1,381)	(755)	(879)	1,138	1,378
Asset impairments	4,677	415	5,151	1,621	6,918
Deferred income taxes			412	3,610	(3,449)
Other adjustments to reconcile net (loss)/income	(17)	5	130	130	(230)
Changes in operating assets and liabilities:
Trade accounts receivable	57,909	30,457	(22,294)	(13,295)	5,271
Inventories	(9,045)	(56,531)	(46,078)	3,429	(6,258)
Other operating assets and liabilities	(24,793)	2,513	16,159	8,803	8,368
Cash (used in)/provided by operating activities of continuing operations					45,933
Cash provided by operating activities of discontinued operations					1,507
Net cash (used in)/provided by operating activities	13,258	(24,266)	(9,366)	26,167	47,440
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			2	10	19
Capital expenditures	(4,039)	(5,010)	(8,836)	(12,898)	(3,829)
Business acquisitions, net of cash acquired				(528)
Net cash (used in)/provided by investing activities	(4,039)	(5,010)	(8,834)	(13,416)	(3,810)
Cash flows from financing activities:
Intercompany	(8,880)	30,865	20,010	(16,857)	(43,218)
Net cash provided by financing activities	(8,880)	30,865	20,010	(16,857)	(43,218)
Net increase/(decrease) in cash and cash equivalents	339	1,589	1,810	(4,106)	412
Cash and cash equivalents, beginning of period	(1,831)	(3,641)	(3,641)	465	53
Cash and cash equivalents, end of period	(1,492)	(2,052)	(1,831)	(3,641)	465
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net (loss)/income	712	31,220	49,265	39,479	90,314
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Income from discontinued operations					(345)
Depreciation and amortization	14,889	16,905	33,142	33,079	30,848
Provision for doubtful accounts	4,584	1,835	6,236	7,369	10,947
Equity in earnings	1,058	501	282	(197)	(524)
Asset impairments	2,177		2,072	82,974	4,072
Non-cash interest expense	378	344	689	15,917	12,663
Deferred income taxes	184	9,295	(9,056)	(31,951)	13,681
Other adjustments to reconcile net (loss)/income	(377)	(586)	(6,092)	(6,219)	(1,892)
Changes in operating assets and liabilities:
Trade accounts receivable	1,346	(8,184)	(23,884)	(11,879)	24,111
Inventories	2,186	(3,695)	(11,679)	(50,719)	7,967
Other operating assets and liabilities	(20,126)	(29,491)	(34,399)	30,274	(15,561)
Cash (used in)/provided by operating activities of continuing operations					176,281
Cash provided by operating activities of discontinued operations					2,278
Net cash (used in)/provided by operating activities	7,011	18,144	6,576	108,127	178,559
Cash flows from investing activities:
Proceeds from the sale of properties and equipment			8,153	12,531	109
Capital expenditures	(17,072)	(18,676)	(39,113)	(42,396)	(32,873)
Changes in restricted cash					52,706
Business acquisitions, net of cash acquired		(9,117)	(9,117)	(5,050)
Net cash (used in)/provided by investing activities	(17,072)	(27,793)	(40,077)	(34,915)	19,942
Cash flows from financing activities:
Borrowings on lines of credit	6,157	8,464	15,139	30,070	16,581
Payments on lines of credit	(8,860)	(12,326)	(12,641)	(35,303)	(27,021)
Borrowings on long-term debt	54,134	29,477	46,535	270,830	16,618
Payments on long-term debt	(9,502)	(12,100)	(42,041)	(259,152)	(169,077)
Payments of debt and equity issuance costs				(6,391)	(1,823)
Transactions with non-controlling interest owners					(3,632)
Intercompany	(20,688)	(24,064)	(32,208)	(40,592)	(37,735)
Net cash provided by financing activities	21,241	(10,549)	(25,216)	(40,538)	(206,089)
Effect of exchange rate changes on cash	(5,453)	(10,986)	(8,324)	(5,526)	(9,215)
Net increase/(decrease) in cash and cash equivalents	5,727	(31,184)	(67,041)	27,148	(16,803)
Cash and cash equivalents, beginning of period	41,364	108,405	108,405	81,257	98,060
Cash and cash equivalents, end of period	47,091	77,221	41,364	108,405	81,257
Quiksilver, Inc. and QS Wholesale, Inc. [Member] | Eliminations [Member]
Cash flows from operating activities:
Net (loss)/income	17,329	(33,330)	(99,233)	(77,092)	(81,698)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Equity in earnings	(20,254)	14,457	69,898	51,060	51,881
Changes in operating assets and liabilities:
Inventories	$ 2,925	$ 18,873	$ 29,335	$ 26,032	$ 29,817

Subsequent Events - Additional Information (Detail) (USD $)	Apr. 30, 2013	Oct. 31, 2012	May 24, 2013 Subsequent Events Ratio	May 24, 2013 Subsequent Events Revolving Facility [Member]	Jul. 16, 2013 Subsequent Events 7.875% Senior Secured Notes Due 2018 [Member]	Jul. 16, 2013 Subsequent Events 10.000% Senior Notes due 2020 [Member]	May 24, 2013 Subsequent Events Minimum [Member]	May 24, 2013 Subsequent Events Maximum [Member]	May 24, 2013 Subsequent Events U.S. borrowers [Member]	May 24, 2013 Subsequent Events U.S. borrowers [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events U.S. borrowers [Member] Minimum [Member] Group One [Member]	May 24, 2013 Subsequent Events U.S. borrowers [Member] Minimum [Member] Group Two [Member]	May 24, 2013 Subsequent Events U.S. borrowers [Member] Maximum [Member] Group One [Member]	May 24, 2013 Subsequent Events U.S. borrowers [Member] Maximum [Member] Group Two [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member] Minimum [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member] Minimum [Member] Group One [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member] Minimum [Member] Group Two [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member] Maximum [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member] Maximum [Member] Group One [Member]	May 24, 2013 Subsequent Events Canadian borrower [Member] Maximum [Member] Group Two [Member]	May 24, 2013 Subsequent Events Australian borrower [Member]	May 24, 2013 Subsequent Events Australian borrower [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events Australian borrower [Member] Minimum [Member]	May 24, 2013 Subsequent Events Australian borrower [Member] Minimum [Member] Group One [Member]	May 24, 2013 Subsequent Events Australian borrower [Member] Minimum [Member] Group Two [Member]	May 24, 2013 Subsequent Events Australian borrower [Member] Maximum [Member]	May 24, 2013 Subsequent Events Australian borrower [Member] Maximum [Member] Group One [Member]	May 24, 2013 Subsequent Events Australian borrower [Member] Maximum [Member] Group Two [Member]	May 24, 2013 Subsequent Events Japanese borrower [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events U.S. letters of credit [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events Canadian letters of credit [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events Australian letters of credit [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events Japanese letters of credit [Member]	May 24, 2013 Subsequent Events Japanese letters of credit [Member] Revolving Facility [Member]	May 24, 2013 Subsequent Events Japanese letters of credit [Member] Minimum [Member]	May 24, 2013 Subsequent Events Japanese letters of credit [Member] Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, aggregate principal amount					$ 280,000,000	$ 225,000,000
Revolving facility maximum borrowing capacity	329,000,000	360,000,000								160,000,000						30,000,000								25,000,000							15,000,000
Revolving credit facility increase in additional borrowing				125,000,000
Sublimit for letters of credit under Revolving Facility																																92,500,000	12,500,000	25,000,000		15,000,000
Revolving facility term				5 years
Revolving Facility due, in days				91 days
Base Rate plus a spread, percentage											1.75%	0.75%	2.25%	1.75%				1.75%	0.75%		2.25%	1.75%				1.75%	0.75%		2.25%	1.75%							0.75%	1.75%
Increase in interest rate under Revolving Facility									2.00%						2.00%										200.00%										2.00%
Federal funds effective rate									0.50%						0.50%
Adjusted TIBOR rate interest period									1 month						1 month								1 month												1 month
Adjusted TIBOR rate									1						1								1												1
Bankers' acceptance equivalent rate plus a spread																	1.75%			2.25%
Prime Rate																	0.75%			1.75%
Bank of Canada overnight rate															0.50%
Bankers' acceptance equivalent rate for interest percentage															1.00%
Bankers' acceptance equivalent rate for interest period															30 days
Australian bank bill rate plus a spread																									1.75%			2.25%
TIBOR rate plus a spread, minimum percentage																																			1.75%
TIBOR rate plus a spread, maximum percentage																																			2.25%
Fixed charge coverage ratio, minimum			1
Fixed charge coverage ratio, maximum			1
Aggregate excess availability under the Revolving Facility, amount			$ 15,000,000
Aggregate excess availability under the Revolving Facility, as a percentage							10.00%	40.00%

Segment Information - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Apr. 30, 2013 Segment	Oct. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of segments	4	4

Earnings per Share and Stock-Based Compensation - Reconciliation of Denominator of Each Net Loss Per Share (Detail) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Apr. 30, 2013		Apr. 30, 2012		Apr. 30, 2013		Apr. 30, 2012		Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Shares used in computing basic net loss per share	166,815		163,953		166,282		163,655		164,245	162,430	135,334
Dilutive effect of stock options and restricted stock		[1]		[1]		[1]		[1]
Dilutive effect of stock warrants		[1]		[1]		[1]		[1]
Shares used in computing diluted net loss per share	166,815		163,953		166,282		163,655		164,245	162,430	135,334

[1]	For the second quarter ended April 30, 2013 and 2012, the shares used in computing diluted net loss per share do not include 4,389,000 and 4,080,000, respectively, of dilutive stock options and shares of restricted stock, nor 18,074,000 and 14,321,000, respectively, of dilutive warrant shares as the effect is anti-dilutive given the Company's loss. For the second quarter ended April 30, 2013 and 2012, additional stock options outstanding of 6,252,000 and 10,264,000, respectively, and additional warrant shares outstanding of 7,580,000 and 11,333,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method. For the first half ended April 30, 2013 and 2012, the shares used in computing diluted net loss per share do not include 3,814,000 and 3,979,000, respectively, of dilutive stock options and shares of restricted stock, nor 16,833,000 and 13,349,000, respectively, of dilutive warrant shares as the effect is anti-dilutive given the Company's loss. For the first half ended April 30, 2013 and 2012, additional stock options outstanding of 6,936,000 and 10,556,000, respectively, and additional warrant shares outstanding of 8,821,000 and 12,305,000, respectively, were excluded from the calculation of diluted EPS, as their effect would have been anti-dilutive based on the application of the treasury stock method.

Earnings per Share and Stock-Based Compensation - Reconciliation of Denominator of Each Net Loss Per Share (Parenthetical) (Detail)	3 Months Ended		6 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012
Stock Option [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Shares outstanding were excluded from calculation of diluted EPS	4,389,000	4,080,000	3,814,000	3,979,000
Additional shares outstanding were excluded from calculation of diluted EPS	6,252,000	10,264,000	6,936,000	10,556,000
Warrant [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Shares outstanding were excluded from calculation of diluted EPS	18,074,000	14,321,000	16,833,000	13,349,000
Additional shares outstanding were excluded from calculation of diluted EPS	7,580,000	11,333,000	8,821,000	12,305,000

Earnings per Share and Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended			6 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Apr. 30, 2013 Performance Options [Member]	Apr. 30, 2013 Performance Restricted Stock Units [Member]	Apr. 30, 2012 Performance Restricted Stock Units [Member]	Jun. 30, 2011 Restricted Stock [Member]	Apr. 30, 2013 Restricted Stock [Member]	Oct. 31, 2012 Restricted Stock [Member]	Mar. 31, 2010 Restricted Stock [Member]	Apr. 30, 2013 Non-performance based options [Member]	Apr. 30, 2012 Non-performance based options [Member]	Oct. 31, 2012 Non-performance based options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Percentage of risk-free interest, minimum						0.40%
Percentage of risk-free interest, maximum						0.60%
Percentage of volatility, minimum						64.00%
Percentage of volatility, maximum						89.00%
Amount for dividend yield						0.00%		0.00%				0.00%
Weighted average fair value of the restricted stock units		$ 1.92	$ 1.81			$ 4.12	$ 0					$ 1.82		$ 1.92
Total unrecognized compensation expenses					$ 1	$ 14			$ 0.2	$ 0.5		$ 1		$ 2
Unrecognized compensation expenses expected to be recognized over weighted average period					2 years 6 months	1 year			1 year	1 year		1 year 3 months 18 days		1 year 6 months
Percentage of risk-free interest		1.10%	1.90%	2.70%				1.70%				1.30%	1.30%
Percentage of volatility		76.50%	82.40%	73.60%				82.00%				78.00%	76.00%
Period for expected life		7 years 1 month 6 days	5 years 3 months 18 days	6 years 4 months 24 days								7 years 1 month 6 days	7 years 1 month 6 days
Weighted average fair value of options granted												$ 4.61	$ 3.1
Period for stock issued vested in plan		3 years							3 years			3 years
Non-vested shares under option	2,700,000	4,422,172	7,356,508									2,748,495		4,422,172
Shares expected to vest	2,600,000	4,300,000
Shares expected to vest, weighted average exercise price	$ 3.68
Shares expected to vest, weighted average life	6 years 7 months 6 days
Shares expected to vest, aggregate intrinsic value	$ 8.4	$ 6
Stockholders approved shares of restricted stock											3,000,000
Shares vested under terms of related restricted stock agreement	7,304,371	7,903,327	6,042,873	4,892,680					600,000

Earnings per Share and Stock-Based Compensation - Schedule of Performance Based Options and Performance Based Restricted Stock Units (Detail)	12 Months Ended		6 Months Ended
	Oct. 31, 2012	Apr. 30, 2013	Apr. 30, 2013 Performance Options [Member]	Apr. 30, 2013 Performance Restricted Stock Units [Member]
Performance Based Equity Instruments [Line Items]
Non-vested, beginning balance shares	7,356,508	2,700,000	856,000	7,929,375
Granted	375,000			5,750,000
Vested	3,176,993
Canceled	(132,343)		(112,000)	(2,097,343)
Non-vested, ending balance shares	4,422,172	2,700,000	744,000	11,582,032

Earnings per Share and Stock-Based Compensation - Changes in Restricted Stock (Detail)	1 Months Ended	6 Months Ended	12 Months Ended
	May 18, 2010	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Schedule Of Restricted Stock Granted [Line Items]
Outstanding shares, beginning balance		12,325,499	13,399,381	12,731,430	15,909,101
Granted		150,000	375,000	2,315,000	4,403,407
Forfeited	(1,696,345)	(1,376,505)	(942,553)	(889,511)	(6,868,016)
Outstanding shares, ending balance		10,052,866	12,325,499	13,399,381	12,731,430
Restricted Stock [Member]
Schedule Of Restricted Stock Granted [Line Items]
Outstanding shares, beginning balance		801,667
Granted		90,000
Vested		(680,000)
Forfeited		(26,667)
Outstanding shares, ending balance		185,000

Intangible Assets and Goodwill - Goodwill Related to Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 272,764	$ 273,167	$ 268,589	$ 332,488
EMEA [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill	190,700	190,986	186,334	181,555
Americas [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill	75,857	75,974	76,048	75,051
APAC [Member]
Goodwill And Intangible Assets [Line Items]
Goodwill	$ 6,207	$ 6,207	$ 6,207	$ 75,882

Debt - Additional Information (Detail) (USD $)	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Debt Instrument [Line Items]
Maximum cash borrowings and letters of credit	$ 329,000,000	$ 360,000,000
Credit Facility	129,000,000	73,000,000
Letters of credit outstanding	69,000,000	86,000,000
Amount of availability of remaining borrowings	67,000,000	154,000,000
Estimated fair value of the borrowings under lines of credit and long-term debt	833,000,000
Carrying value of the borrowings under lines of credit and long-term debt	813,942,000	757,969,000	747,686,000
APAC credit facility [Member]
Debt Instrument [Line Items]
Credit Facility	14,885,000	18,147,000	18,335,000
U.S. [Member]
Debt Instrument [Line Items]
Amount of remaining borrowing capacity available for letters of credit	18,000,000
EMEA and APAC [Member]
Debt Instrument [Line Items]
Amount of remaining borrowing capacity available for letters of credit	$ 64,000,000

Stockholders' Equity and Non-controlling Interest - Summary of Changes in Equity (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance			$ 602,236	$ 622,622	$ 622,622	$ 619,595	$ 464,033
Stock compensation expense			11,223	12,400	22,552	14,414	12,831
Exercise of stock options			3,275	220	1,127	2,964	2,737
Employee stock purchase plan			557	559	1,114	1,165	902
Transactions with non-controlling interest holders
Business acquisitions				1,440	11,864
Net loss and other comprehensive (loss)/income	(48,941)	(5,678)	(71,455)	(46,348)	(39,458)	(15,425)	12,016
Ending balance	545,836	590,893	545,836	590,893	602,236	622,622	619,595
Quiksilver, Inc. [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance			583,310	610,098	610,098
Stock compensation expense			11,223	12,400
Exercise of stock options			3,275	220
Employee stock purchase plan			557	559
Transactions with non-controlling interest holders			(44)
Business acquisitions
Net loss and other comprehensive (loss)/income			(72,137)	(48,756)
Ending balance	526,184	574,521	526,184	574,521
Non-controlling Interest [Member]
Redeemable Noncontrolling Interest [Line Items]
Beginning Balance			18,926	12,524	12,524
Stock compensation expense
Exercise of stock options
Employee stock purchase plan
Transactions with non-controlling interest holders			44
Business acquisitions				1,440
Net loss and other comprehensive (loss)/income			682	2,408
Ending balance	$ 19,652	$ 16,372	$ 19,652	$ 16,372

Condensed Consolidating Financial Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Oct. 31, 2012	Oct. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Publicly registered U.S. senior notes	$ 813,942	$ 757,969	$ 747,686
Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Publicly registered U.S. senior notes		400,000	400,000
U.S. [Member] | Senior Notes [Member]
Condensed Financial Statements, Captions [Line Items]
Publicly registered U.S. senior notes	$ 400,000	$ 400,000